UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06110

Western Asset Funds, Inc.
(Exact name of registrant as specified in charter)

385 East Colorado Boulevard Pasadena, CA		91101
(Address of principal executive offices)		(Zip code)

Charles A Ruys de Perez 385 East Colorado Boulevard Pasedena, CA 91101
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(626) 844-9400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

ITEM 1.                  SCHEDULES OF INVESTMENTS

Quarterly Report to Shareholders

Portfolio of Investments

Western Asset Absolute Return Portfolio

March 31, 2009 (Unaudited)

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — 102.2%
Corporate Bonds and Notes — 40.1%
Airlines — 0.3%
Continental Airlines Inc.	6.820%	5/1/18	$60,915	$43,958
Continental Airlines Inc.	6.703%	6/15/21	58,567	43,340
United Air Lines Inc.	7.032%	10/1/10	96,582	92,718
United Air Lines Inc.	7.186%	10/1/12	364,958	346,749
US Airways Pass-Through Trust	6.850%	1/30/18	314,007	215,542
				742,307
Auto Components — N.M.
Visteon Corp.	8.250%	8/1/10	179,000	8,950
Visteon Corp.	12.250%	12/31/16	136,000	6,800	(A)
				15,750
Automobiles — N.M.
Ford Motor Co.	4.250%	12/15/36	80,000	27,900	(B)

Beverages — 0.2%
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	460,000	434,153

Building Products — 0.1%
Associated Materials Inc.	9.750%	4/15/12	365,000	288,350
Associated Materials Inc.	11.250%	3/1/14	155,000	46,500
Masco Corp.	7.125%	8/15/13	50,000	38,129
				372,979
Capital Markets — 3.1%
Goldman Sachs Capital II	5.793%	12/29/49	60,000	24,981	(C)
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	100,000	10	(C),(D)
Lehman Brothers Holdings Inc.	5.625%	1/24/13	1,000,000	120,000	(D)
Lehman Brothers Holdings Inc.	6.200%	9/26/14	320,000	40,800	(D)
Lehman Brothers Holdings Inc.	6.750%	12/28/17	2,350,000	235	(D)
Merrill Lynch and Co. Inc.	5.450%	2/5/13	3,490,000	2,860,962
Merrill Lynch and Co. Inc.	6.050%	5/16/16	1,980,000	1,214,520
Morgan Stanley	6.625%	4/1/18	2,160,000	2,059,575
The Goldman Sachs Group Inc.	6.150%	4/1/18	1,800,000	1,644,152
				7,965,235
Commercial Banks — 2.6%
HSBK Europe BV	9.250%	10/16/13	1,220,000	658,800	(A)
Wachovia Corp.	5.625%	10/15/16	730,000	562,769
Wachovia Corp.	5.750%	2/1/18	6,120,000	5,421,561
				6,643,130
Communications Equipment — 0.2%
EchoStar DBS Corp.	7.750%	5/31/15	545,000	501,400

Consumer Finance — 5.2%
American Express Co.	6.800%	9/1/66	40,000	19,292	(C)
American General Finance Corp.	6.900%	12/15/17	1,000,000	350,487
Caterpillar Financial Services Corp.	5.450%	4/15/18	500,000	428,973

Portfolio of Investments — Continued

Western Asset Absolute Return Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Consumer Finance — Continued
Ford Motor Credit Co.	5.700%	1/15/10	$270,000	$231,271
Ford Motor Credit Co.	9.750%	9/15/10	2,000,000	1,645,292
Ford Motor Credit Co.	7.000%	10/1/13	7,800,000	5,215,564
Ford Motor Credit Co.	12.000%	5/15/15	1,610,000	1,220,077
GMAC LLC	6.875%	9/15/11	1,709,000	1,214,450	(A)
GMAC LLC	6.000%	12/15/11	1,013,000	689,660	(A)
GMAC LLC	6.625%	5/15/12	949,000	636,618	(A)
GMAC LLC	7.500%	12/31/13	273,000	131,226	(A)
GMAC LLC	8.000%	12/31/18	185,000	53,707	(A)
GMAC LLC	8.000%	11/1/31	1,799,000	865,607	(A)
John Deere Capital Corp.	5.350%	4/3/18	800,000	742,139
				13,444,363
Diversified Financial Services — 3.6%
Air 2 US	8.027%	10/1/19	754,171	414,794	(A)
BAC Capital Trust XIV	5.630%	12/31/49	40,000	8,800	(C)
Citigroup Inc.	5.500%	2/15/17	5,570,000	3,499,024
Citigroup Inc.	6.875%	3/5/38	1,380,000	1,203,127
East Lane Re Ltd.	7.170%	5/6/11	300,000	285,750	(A),(E)
El Paso Performance-Linked	7.750%	7/15/11	340,000	325,912	(A)
General Electric Capital Corp.	5.625%	5/1/18	2,800,000	2,434,659
General Electric Capital Corp.	6.375%	11/15/67	60,000	29,135	(C)
Glen Meadow Pass-Through Certificates	6.505%	2/12/67	100,000	22,527	(A),(C)
Leucadia National Corp.	8.125%	9/15/15	250,000	197,812
PHH Corp.	7.125%	3/1/13	110,000	48,526
TNK-BP Finance SA	7.875%	3/13/18	370,000	259,000	(A)
Vanguard Health Holding Co. II LLC	9.000%	10/1/14	330,000	291,225
ZFS Finance USA Trust II	6.450%	12/15/65	500,000	216,054	(A),(C)
				9,236,345
Diversified Telecommunication Services — 2.0%
AT&T Inc.	5.500%	2/1/18	2,930,000	2,833,178
Citizens Communications Co.	7.875%	1/15/27	490,000	330,750
Level 3 Financing Inc.	9.250%	11/1/14	500,000	345,000
Qwest Corp.	7.500%	10/1/14	190,000	172,900
Verizon Communications Inc.	6.100%	4/15/18	1,150,000	1,139,288
Windstream Corp.	8.625%	8/1/16	480,000	471,600
				5,292,716
Electric Utilities — 1.5%
Energy Future Holdings Corp.	10.875%	11/1/17	20,000	12,900
Energy Future Holdings Corp.	11.250%	11/1/17	4,810,000	2,032,225	(F)
FirstEnergy Corp.	6.450%	11/15/11	1,870,000	1,871,694
FirstEnergy Corp.	7.375%	11/15/31	100,000	81,378
				3,998,197
Food and Staples Retailing — 1.7%
CVS Corp.	9.350%	1/10/23	500,000	151,290	(A),(G)
CVS Corp.	5.298%	1/11/27	31,519	22,876	(A)
CVS Lease Pass-Through Trust	5.880%	1/10/28	43,405	32,304	(A)
CVS Lease Pass-Through Trust	6.036%	12/10/28	116,534	87,577	(A),(G)
Safeway Inc.	7.250%	2/1/31	1,360,000	1,458,011

Portfolio of Investments — Continued

Western Asset Absolute Return Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Food and Staples Retailing — Continued
The Kroger Co.	5.000%	4/15/13	$1,620,000	$1,625,834
The Kroger Co.	6.150%	1/15/20	1,100,000	1,087,944
				4,465,836
Food Products — 0.1%
Sara Lee Corp.	6.250%	9/15/11	150,000	156,409

Gas Utilities — 0.2%
Suburban Propane Partners LP	6.875%	12/15/13	600,000	570,000

Health Care Providers and Services — 5.2%
AmerisourceBergen Corp.	5.875%	9/15/15	50,000	47,296
Cardinal Health Inc.	5.800%	10/15/16	60,000	55,111
DaVita Inc.	6.625%	3/15/13	500,000	485,000
HCA Inc.	6.300%	10/1/12	274,000	228,790
HCA Inc.	9.125%	11/15/14	10,000	9,400
HCA Inc.	6.500%	2/15/16	619,000	405,445
HCA Inc.	9.250%	11/15/16	910,000	828,100
HCA Inc.	9.625%	11/15/16	599,000	477,702	(F)
Tenet Healthcare Corp.	9.875%	7/1/14	29,000	22,620
Tenet Healthcare Corp.	9.000%	5/1/15	525,000	506,625	(A)
Tenet Healthcare Corp.	10.000%	5/1/18	525,000	507,937	(A)
U.S. Oncology Holdings Inc.	6.904%	3/15/12	367,000	220,200	(E),(F)
UnitedHealth Group Inc.	4.875%	2/15/13	6,360,000	6,194,532
UnitedHealth Group Inc.	4.875%	4/1/13	940,000	913,291
UnitedHealth Group Inc.	6.000%	2/15/18	1,210,000	1,162,520
WellPoint Inc.	5.875%	6/15/17	1,470,000	1,381,909
				13,446,478
Hotels, Restaurants and Leisure — 0.1%
Inn of the Mountain Gods Resort and Casino	12.000%	11/15/10	250,000	26,250
MGM MIRAGE	6.625%	7/15/15	140,000	49,700
River Rock Entertainment Authority	9.750%	11/1/11	220,000	110,000
Starwood Hotels and Resorts Worldwide Inc.	7.875%	5/1/12	50,000	42,750
				228,700
Household Durables — 0.2%
Norcraft Cos.	9.000%	11/1/11	480,000	408,000

Independent Power Producers and Energy Traders — 1.8%
Dynegy Holdings Inc.	7.750%	6/1/19	30,000	19,500
Edison Mission Energy	7.000%	5/15/17	190,000	138,700
Edison Mission Energy	7.200%	5/15/19	250,000	173,750
Edison Mission Energy	7.625%	5/15/27	90,000	54,000
Mirant Mid Atlantic LLC	10.060%	12/30/28	915,837	870,045
NRG Energy Inc.	7.375%	2/1/16	250,000	232,500
The AES Corp.	7.750%	3/1/14	1,800,000	1,611,000
The AES Corp.	7.750%	10/15/15	300,000	261,750
The AES Corp.	8.000%	10/15/17	1,630,000	1,397,725
				4,758,970

Portfolio of Investments — Continued

Western Asset Absolute Return Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Insurance — 2.0%
Allstate Life Global Funding Trust	5.375%	4/30/13	$440,000	$425,600
American International Group Inc.	5.850%	1/16/18	4,420,000	1,730,448
ASIF Global Financing XIX	4.900%	1/17/13	1,400,000	912,363	(A)
MetLife Inc.	6.400%	12/15/36	50,000	21,000
Metropolitan Life Global Funding I	5.125%	4/10/13	1,130,000	1,032,019	(A)
Pacific Life Global Funding	5.150%	4/15/13	1,040,000	979,519	(A)
The Travelers Cos. Inc.	6.250%	3/15/37	120,000	63,679	(C)
				5,164,628
IT Services — 0.1%
SunGard Data Systems Inc.	10.250%	8/15/15	250,000	175,000

Media — 1.1%
Affinion Group Inc.	11.500%	10/15/15	430,000	266,600
Charter Communications Operating LLC	10.875%	9/15/14	160,000	155,200	(A),(D),(G)
Comcast Corp.	6.500%	1/15/17	70,000	69,294
Comcast Corp.	5.700%	5/15/18	2,350,000	2,204,187
Gannett Co. Inc.	6.375%	4/1/12	40,000	24,840
News America Inc.	6.650%	11/15/37	50,000	37,467
Viacom Inc.	5.750%	4/30/11	100,000	97,416
				2,855,004
Metals and Mining — 1.6%
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	1,910,000	1,785,850
GTL Trade Finance Inc.	7.250%	10/20/17	2,550,000	2,180,250	(A)
Steel Dynamics Inc.	7.750%	4/15/16	410,000	280,850	(A)
				4,246,950
Multiline Retail — 0.1%
The Neiman-Marcus Group Inc.	9.000%	10/15/15	470,000	150,987	(F)

Oil, Gas and Consumable Fuels — 6.7%
Anadarko Petroleum Corp.	5.950%	9/15/16	540,000	465,091
Belden and Blake Corp.	8.750%	7/15/12	1,060,000	736,700
Chesapeake Energy Corp.	9.500%	2/15/15	10,000	9,725
Chesapeake Energy Corp.	6.375%	6/15/15	400,000	337,000
Chesapeake Energy Corp.	6.500%	8/15/17	100,000	81,500
Chesapeake Energy Corp.	7.250%	12/15/18	45,000	36,956
Dynegy Roseton/Danskammer Pass Through Trust	7.670%	11/8/16	420,000	318,150
El Paso Corp.	7.000%	6/15/17	2,260,000	1,924,799
Energy Transfer Partners LP	6.700%	7/1/18	3,800,000	3,439,490
Exco Resources Inc.	7.250%	1/15/11	300,000	232,500
KazMunaiGaz Exploration Production - GDR	8.375%	7/2/13	1,290,000	1,070,700	(A)
Kinder Morgan Energy Partners LP	6.000%	2/1/17	1,000,000	939,178
Kinder Morgan Energy Partners LP	5.950%	2/15/18	4,570,000	4,160,812
Parker Drilling Co.	9.625%	10/1/13	180,000	120,600
Petrohawk Energy Corp.	9.125%	7/15/13	250,000	240,000
SandRidge Energy Inc.	8.625%	4/1/15	1,000,000	650,000	(F)
SemGroup LP	8.750%	11/15/15	335,000	11,725	(A),(D),(G)
Whiting Petroleum Corp.	7.250%	5/1/12	160,000	131,600
XTO Energy Inc.	5.500%	6/15/18	2,688,000	2,496,727
				17,403,253

Portfolio of Investments — Continued

Western Asset Absolute Return Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Pharmaceuticals — N.M.
Leiner Health Products Inc.	11.000%	6/1/12	$250,000	$625	(D),(G)

Real Estate Investment Trusts (REITs) — 0.1%
Health Care Property Investors Inc.	6.450%	6/25/12	60,000	49,789
iStar Financial Inc.	5.850%	3/15/17	770,000	223,300
				273,089
Real Estate Management and Development — 0.1%
Realogy Corp.	12.375%	4/15/15	755,000	128,350

Road and Rail — 0.1%
Hertz Corp.	8.875%	1/1/14	200,000	121,250
Hertz Corp.	10.500%	1/1/16	530,000	230,550
Swift Transportation Co.	12.500%	5/15/17	120,000	26,400	(A)
				378,200
Textiles, Apparel and Luxury Goods — 0.1%
Oxford Industries Inc.	8.875%	6/1/11	200,000	146,000

Trading Companies and Distributors — N.M.
Ashtead Capital Inc.	9.000%	8/15/16	200,000	114,000	(A)

Total Corporate Bonds and Notes (Cost — $131,757,603)				103,744,954

Asset-Backed Securities — 6.5%
Fixed Rate Securities — 1.2%
ABSC Manufactured Housing Contract 2004-CN1	8.400%	12/2/30	170,000	85,850	(A)
Associates Manufactured Housing Pass Through Certificates 1997-CLB2	8.900%	6/15/28	2,009,988	1,004,994
Bombardier Capital Mortgage Securitization Corp. 2000-A A3	7.830%	6/15/30	1,686,177	761,496
Centex Home Equity 2003-B AF4	3.735%	2/25/32	142,664	80,942
Lehman XS Trust 2007-1 WF1	7.000%	1/25/37	1,462,581	795,278
Oakwood Mortgage Investors Inc. 1999-D A1	7.840%	11/15/29	286,400	164,503
Pegasus Aviation Lease Securitization 2000-1 A2	8.370%	3/25/30	390,000	78,000	(A)
				2,971,063
Indexed Securities(E) — 5.1%
ACE Securities Corp. 2006-GP1 A	0.652%	2/25/31	508,616	305,182
Amortizing Residential Collateral Trust 2005-BC5 M1	1.509%	7/25/32	662,999	396,646
Bear Stearns Asset-Backed Securities Trust 2006-SD2	0.674%	6/25/36	650,024	475,305
Carrington Mortgage Loan Trust 2006-NC4 A2	0.574%	10/25/36	1,450,000	998,854
Citigroup Mortgage Loan Trust Inc. 2006-SHL1 A1	0.674%	11/25/45	181,255	130,881	(A)
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A	0.874%	11/25/46	490,684	178,854	(A)
Countrywide Home Equity Loan Trust 2006-B 2A	0.726%	5/15/36	397,587	107,881
Fremont Home Loan Trust 2006-B 2A2	0.574%	8/25/36	1,832,717	1,397,699
GMAC Mortgage Corp. Loan Trust 2006-HE4 A1	0.654%	12/25/36	2,138,927	571,971
GSAA Home Equity Trust 2007-6 A4	0.774%	5/25/47	2,090,000	629,248
GSAMP Trust 2006-SEA1 A	0.774%	5/25/36	388,631	205,936	(A)
GSRPM Mortgage Loan Trust 2006-2 A2	0.774%	9/25/36	563,937	276,250	(A)
HSI Asset Securitization Corp. Trust 2007-NC1 A3	0.654%	4/25/37	2,740,000	605,766
Indymac Seconds Asset Backed Trust A-A	0.604%	6/25/36	1,343,214	193,102
IXIS Real Estate Capital Trust 2005-HE4 A3	0.814%	2/25/36	1,239,935	1,002,346
Lehman XS Trust 2006-16N A4B	0.714%	11/25/46	731,479	135,859

Portfolio of Investments — Continued

Western Asset Absolute Return Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Asset-Backed Securities — Continued
Indexed Securities — Continued
Lehman XS Trust 2006-2N 1A1	0.734%	2/25/46	$461,428	$166,854
Lehman XS Trust 2006-GP3 2A2	0.694%	6/25/46	751,258	160,823
Lehman XS Trust 2007-2N 3A1	0.564%	2/25/37	2,491,897	1,171,191
MASTR Asset Backed Securities Trust 2006-FRE1 A2	0.594%	12/25/35	62,396	61,561
MASTR Second Lien Trust 2005-1 A	0.744%	9/25/35	349,885	273,532
MASTR Specialized Loan Trust 2006-3 A	0.734%	6/25/46	469,805	267,869	(A)
MASTR Specialized Loan Trust 2007-1 A	0.844%	1/25/37	384,568	142,290	(A)
Morgan Stanley Home Equity Loans 2007-1 A3	0.614%	12/25/36	2,720,000	649,385
Morgan Stanley Mortgage Loan Trust 2006-12XS	0.594%	10/25/36	269,238	245,097
Nelnet Student Loan Trust 2008-4 A4	2.639%	4/25/24	860,000	746,883
Option One Mortgage Loan Trust 2005-1 A4	0.874%	2/25/35	803,209	527,509
RAAC 2006-RP4 A	0.764%	1/25/46	679,132	426,614	(A)
Structured Asset Securities Corp. 2007-BC4 A3	0.724%	11/25/37	1,095,846	784,985
				13,236,373
Stripped Securities — 0.2%
First Franklin Mortgage Loan Asset-Backed Certificates 2006-FF5 2A5	0.000%	4/25/36	1,050,000	570,475	(I)(2)

Variable Rate Securities(J) — N.M.
GSAMP Trust 2006-S3 A1	6.085%	5/25/36	362,637	30,672	(C)

Total Asset-Backed Securities (Cost — $31,896,644)				16,808,583

Mortgage-Backed Securities — 13.0%
Fixed Rate Securities — 0.3%
Banc of America Funding Corp. 2006-8T2 A2	5.791%	10/25/36	356,649	288,975
BlackRock Capital Finance LP 1997-R1	7.750%	3/25/37	146,982	20,107	(A)
Indymac Manufactured Housing Contract A2-2	6.170%	12/25/11	527,837	429,721
				738,803
Indexed Securities(E) — 7.9%
American Home Mortgage Assets 2006-6 A1A	0.712%	12/25/46	326,615	125,646
American Home Mortgage Investment Trust 2005-4 5A	5.350%	11/25/45	847,671	302,218
Banc of America Mortgage Securities 2003-F 1A1	5.137%	7/25/33	33,331	26,212
Banc of America Mortgage Securities 2004-A 1A1	5.408%	2/25/34	65,035	53,628
Bear Stearns Adjustable Rate Mortgage Trust 2005-12 23A1	5.733%	2/25/36	2,902,268	1,509,415
Bear Stearns Alt-A Trust 2004-10 1A1	1.202%	9/25/34	204,402	87,351
Bear Stearns Alt-A Trust 2004-11 1A2	1.362%	11/25/34	134,783	22,039
Bear Stearns Alt-A Trust 2005-2 1A1	0.772%	3/25/35	60,488	25,497
Bear Stearns Mortgage Funding Trust 2006-AR5 1A1	0.634%	12/25/46	1,107,354	415,436
Citigroup Mortgage Loan Trust Inc. 2005-9 1A1	0.734%	11/25/35	572,919	259,516
Countrywide Alternative Loan Trust 2005-24 4A1	0.775%	7/20/35	753,451	303,778
Countrywide Alternative Loan Trust 2005-51 2A1	0.845%	11/20/35	454,944	172,307
Countrywide Alternative Loan Trust 2005-59 1A1	0.852%	11/20/35	633,696	253,931
Countrywide Alternative Loan Trust 2005-76 3A1	0.734%	1/25/46	482,339	187,618
Countrywide Alternative Loan Trust 2005-J12	0.744%	8/25/35	296,840	137,188
Countrywide Alternative Loan Trust 2006-OA10 4A3	0.792%	8/25/46	2,136,778	304,964
Countrywide Alternative Loan Trust 2006-OA8 1A2	0.752%	7/25/46	699,217	112,025
Countrywide Home Loans 2001-HYB1 1A1	4.928%	6/19/31	31,643	29,657
Countrywide Home Loans 2003-60 1A1	5.555%	2/25/34	557,830	414,270
Countrywide Home Loans 2003-HYB1 1A1	5.072%	5/19/33	35,785	28,397

Portfolio of Investments — Continued

Western Asset Absolute Return Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Countrywide Home Loans 2006-3 1A2	0.804%	3/25/36	$539,628	$99,100
Deutsche Mortgage Securities Inc. 2004-4 7AR2	0.924%	6/25/34	367,324	265,395
First Horizon Alternative Mortgage Securities 2005-AA12 1A1	5.350%	2/25/36	524,632	231,874
Greenpoint Mortgage Funding Trust 2006-AR2 1A2	0.724%	4/25/36	3,636,697	1,069,566
Greenpoint Mortgage Funding Trust 2006-AR3 3A1	0.704%	4/25/36	746,610	265,629
GSR Mortgage Loan Trust 2006-0A1 2A2	0.734%	8/25/46	709,035	116,013
Harborview Mortgage Loan Trust 2006-13 A	0.736%	11/19/46	570,268	220,264
Harborview Mortgage Loan Trust 2006-14 2A1A	0.706%	1/25/47	1,220,552	429,703
Harborview Mortgage Loan Trust 2007-7 2A1A	1.474%	11/25/47	1,604,325	548,814
Impac CMB Trust 2004-5 1A1	0.834%	10/25/34	279,066	160,954
Impac CMB Trust 2004-6 1A2	1.254%	10/25/34	396,476	202,139
Impac CMB Trust 2005-7 A1	0.734%	11/25/35	532,124	246,205
Impac Secured Assets Corp. 2004-3 1A4	0.874%	11/25/34	18,640	8,689
Impac Secured Assets Corp. 2005-2	0.794%	3/25/36	412,594	172,200
Lehman XS Trust 2006-GP2 1A1A	0.544%	6/25/46	196,381	147,286
Merit Securities Corp. 11PA B2	1.997%	9/28/32	39,472	28,335	(A)
Merrill Lynch Mortgage Investors Trust 2004-A3 4A3	5.041%	5/25/34	1,246,385	1,018,485
Residential Accredit Loans Inc. 2007-Q01 A1	0.624%	2/25/47	3,360,275	1,140,450
Structured Adjustable Rate Mortgage Loan Trust 2004-7 A1	0.879%	6/25/34	23,866	13,001
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS	0.794%	10/25/35	1,669,222	671,454
Structured Asset Mortgage Investments Inc. 2003-AR2 A1	0.926%	12/19/33	117,139	79,025
Structured Asset Mortgage Investments Inc. 2006-AR6	0.664%	7/25/46	2,048,238	663,659
Structured Asset Mortgage Investments Inc. 2007-AR4 A1	0.674%	9/25/47	1,589,988	1,302,382
Structured Asset Securities Corp. 2002-08A 7A1	4.755%	5/25/32	101,999	101,205
Structured Asset Securities Corp. 2002-11A 1A1	5.241%	6/25/32	26,457	22,189
Structured Asset Securities Corp. 2002-16A 1A1	5.533%	8/25/32	249,395	247,840
Structured Asset Securities Corp. 2002-18A 1A1	5.482%	9/25/32	20,174	19,983
Structured Asset Securities Corp. 2004-NP1 A	0.874%	9/25/33	254,239	107,731	(A)
Thornburg Mortgage Securities Trust 2004-1 I2A	0.924%	3/25/44	39,454	35,445
WaMu Mortgage Pass- Through Certificates 2006-AR11 3A1A	2.743%	9/25/46	2,843,669	1,137,467
WaMu Mortgage Pass-Through Certificates 2006-AR2 A1A	2.763%	4/25/46	4,575,175	1,761,443
WaMu Mortgage Pass-Through Certificates 2006-AR3 A1A	2.793%	5/25/46	3,716,050	1,412,099
WaMu Mortgage Pass-Through Certificates 2006-AR4 DA	2.793%	6/25/46	1,967,360	590,208
WaMu Mortgage Pass-Through Certificates 2006-AR6 2A	2.783%	8/25/46	2,720,455	1,115,387
				20,422,712
Variable Rate Securities(J) — 4.8%
Adjustable Rate Mortgage Trust 2004-1 4A1	5.547%	1/25/35	4,523,829	3,240,593
Banc of America Funding Corp. 2006-D 6A1	5.948%	5/20/36	1,393,592	693,967
Bear Stearns Adjustable Rate Mortgage Trust 2004-12 1A1	5.442%	2/25/35	152,081	101,469
Bear Stearns Alt-A Trust 2003-5 2A1	5.046%	12/25/33	664,739	489,215

Portfolio of Investments — Continued

Western Asset Absolute Return Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Variable Rate Securities — Continued
Bear Stearns Alt-A Trust 2005 -10 21A1	5.558%	1/25/36	$498,840	$204,415
BlackRock Capital Finance LP 1996-R1	9.584%	9/25/26	349,919	79,782
MASTR Adjustable Rate Mortgages Trust 2003-3 3A4	4.532%	9/25/33	2,042,863	1,532,450
Morgan Stanley Mortgage Loan Trust 2004-6AR	4.869%	8/25/34	120,508	70,480
Morgan Stanley Mortgage Loan Trust 2006-3AR 2A3	5.754%	3/25/36	637,077	295,141
Nomura Asset Acceptance Corp. 2006-AF2 4A	6.676%	8/25/36	699,293	293,858
Sequoia Mortgage Trust 2007-4 4A1	6.030%	7/20/47	1,583,956	899,687
Structured Adjustable Rate Mortgage Loan Trust 2004-17 A1	3.905%	11/25/34	64,367	40,473
Structured Adjustable Rate Mortgage Loan Trust 2004-4 3A2	4.590%	4/25/34	1,076,432	747,687
Structured Adjustable Rate Mortgage Loan Trust 2005-20 4A1	5.944%	10/25/35	2,269,150	1,227,620
Thornburg Mortgage Securities Trust 2007-4 2A1	6.209%	9/25/37	1,596,552	1,107,703
Thornburg Mortgage Securities Trust 2007-4 3A1	6.200%	9/25/37	1,512,657	945,851
Wells Fargo Mortgage-Backed Securities Trust 2005-AR9 4A1	4.301%	5/25/35	623,405	563,606
				12,533,997
Total Mortgage-Backed Securities (Cost — $67,735,459)				33,695,512

Loan Participations and Assignments(E) — 10.8%
Aerospace and Defense — 0.5%
Dubai Aerospace Enterprise, Term Loan, Tranche B1	4.270% to 4.920%	4/30/09	287,234	140,745
Dubai Aerospace Enterprise, Term Loan, Tranche B2	4.920%	4/30/09	283,154	138,745
TransDigm Inc., Term Loan, Tranche B	3.227%	6/23/09	1,000,000	898,333
				1,177,823
Airlines — 0.2%
Delta Air Lines Inc., Term Loan	2.269% to 2.508%	4/30/09	990,000	628,650

Auto Components — 0.2%
Allison Transmission Inc., Term Loan, Tranche B	3.290% to 3.320%	4/14/09	966,982	637,940

Automobiles — 0.2%
Chrysler Financial Services NA LLC, First Lien Term Loan	4.560%	4/15/09	985,000	516,509

Computers and Peripherals — 0.3%
SunGard Data Systems Inc., Term Loan, Tranche B	2.283% to 2.991%	5/8/09	975,051	825,136

Containers and Packaging — 0.6%
Amscan Holdings Inc., Term Loan, Tranche B	3.472% to 4.100%	6/26/09	982,500	751,613
Graham Packaging Co. LP, Term Loan, Tranche B	2.750% to 6.313%	4/30/09	967,833	823,414
				1,575,027

Portfolio of Investments — Continued

Western Asset Absolute Return Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Loan Participations and Assignments — Continued
Distributors — 0.1%
Keystone Automotive Industries Inc., Term Loan, Tranche B	4.056% to 5.750%	6/30/09	$950,903	$366,098

Diversified Consumer Services — 0.3%
Thomson Medical Education, Term Loan, Tranche B	3.020%	4/30/09	987,500	663,682

Electric Utilities — 0.3%
TXU, Term Loan, Tranche B2	4.018% to 4.033%	4/30/09	1,234,375	811,794

Energy Equipment and Services — 0.2%
Brand Energy, Term Loan, Tranche B	4.500% to 4.688%	6/30/09	987,500	548,062

Health Care Providers and Services — 1.5%
Community Health Systems Inc., Term Loan, Tranche B	2.768% to 3.506%	5/29/09	1,517,560	1,308,895
Community Health, Delayed Draw Term Loan	2.768%	4/30/09	116,009	100,058
Davita Inc., Term Loan, Tranche B1	2.020% to 2.940%	6/30/09	1,000,000	922,778
IASIS Healthcare Corp., Delayed Draw Term Loan	2.518%	4/30/09	237,696	200,378
IASIS Healthcare Corp., Letter of Credit	2.460%	4/1/09	63,704	53,702
IASIS Healthcare Corp., Term Loan	2.518%	4/30/09	686,918	579,072
Sheridan Healthcare Inc., Term Loan, Tranche B	3.018% to 3.583%	4/30/09	979,968	656,579
				3,821,462
Hotels, Restaurants and Leisure — 0.7%
Harrah’s Entertainment Inc., Term Loan B	4.159%	4/27/09	992,500	590,848
Las Vegas Sands LLC, Delayed Term Loan	2.270%	4/30/09	198,500	104,585
Las Vegas Sands LLC, Term Loan, Tranche B	2.270%	4/30/09	788,000	415,177
Quiznos LLC, First Lien Term Loan	3.500%	6/30/09	979,900	516,081
Wimar Opco LLC, Term Loan, Tranche B	6.500%	6/30/09	947,645	220,064
				1,846,755
Independent Power Producers and Energy Traders — 0.4%
NRG Energy Inc., Term Loan	2.720%	6/29/09	1,169,253	1,047,943

IT Services — 0.3%
First Data Corp., Term Loan B2	3.268% to 3.272%	4/30/09	1,000,000	671,625

Machinery — 0.4%
Nacco Materials Handling Group, Term Loan	2.518% to 4.595%	5/15/09	979,900	470,352
Oshkosh Truck Corp., Term Loan, Tranche B	6.540% to 7.320%	6/30/09	847,308	629,973
				1,100,325
Media — 2.8%
Cedar Fair LP, Term Loan, Tranche B	2.518%	4/30/09	966,186	826,996
Charter Communications Operating LLC, Term Loan	3.180% to 3.360%	5/12/09	987,500	805,224	(G)
Citadel Communication Group, Term Loan, Tranche B	2.250% to 2.970%	6/30/09	1,000,000	353,000

Portfolio of Investments — Continued

Western Asset Absolute Return Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value

Long-Term Securities — Continued
Loan Participations and Assignments — Continued
Media — Continued
CSC Holdings Inc., Incremental Term Loan	2.306%	4/17/09	$684,937	$618,726
Idearc Inc., Term Loan, Tranche B	3.220%	6/30/09	977,500	371,042
Insight Midwest Holdings LLC, Term Loan, Tranche B	2.500%	4/2/09	675,000	587,732
Lodgenet Entertainment Corp., Term Loan, Tranche B	2.520% to 3.220%	6/30/09	941,000	523,824
Nielsen Finance LLC, Term Loan, Tranche B	2.533%	4/9/09	977,509	759,199
Tribune Co., Tranche B	5.250%	6/30/09	987,500	255,339	(D)
Univision Communications, Term Loan, Tranche B	2.768%	4/30/09	1,000,000	519,375
UPC Broadband Holding, Term Loan, Tranche N1	2.247%	4/1/09	2,000,000	1,724,000
				7,344,457
Metals and Mining — 0.2%
Noranda Aluminum Acquisition Corp., Term Loan	2.556%	4/20/09	925,765	465,197

Multiline Retail — 0.6%
Dollar General Corp., Term Loan, Tranche B	3.268% to 3.924%	4/30/09	1,000,000	884,167
Neiman Marcus Group Inc., Term Loan	2.518% to 3.277%	6/8/09	1,000,000	573,438
				1,457,605
Oil, Gas and Consumable Fuels — 0.2%
Ashmore Energy, Term Loan	3.520%	4/27/09	95,952	59,970
Ashmore Energy, Term Loan	4.220%	6/30/09	855,159	534,474
				594,444
Paper and Forest Products — 0.2%
Georgia-Pacific Corp., First Lien Term Loan	2.518% to 3.293%	6/10/09	498,747	438,742

Road and Rail — 0.2%
Swift Transportation, Term Loan	3.750%	4/2/09	883,721	445,451

Semiconductors and Semiconductor Equipment — 0.2%
Sensata Technologies, Term Loan, Tranche B	2.934%	4/29/09	975,000	408,525

Specialty Retail — 0.2%
Michaels Stores Inc., Term Loan B	2.750% to 2.813%	4/15/09	982,412	542,169

Total Loan Participations and Assignments (Cost — $41,824,875)				27,935,421

U.S. Government and Agency Obligations — 3.7%
Treasury Inflation-Protected Securities(K) — 3.7%
United States Treasury Inflation-Protected Security	2.500%	7/15/16	2,038,472	2,178,616	(L)
United States Treasury Inflation-Protected Security	2.375%	1/15/17	4,375,833	4,646,588	(L)
United States Treasury Inflation-Protected Security	2.000%	1/15/26	106,366	105,169	(L)
United States Treasury Inflation-Protected Security	2.375%	1/15/27	2,606,657	2,722,327	(L)

Total U.S. Government and Agency Obligations (Cost — $8,916,152)				9,652,700

U.S. Government Agency Mortgage-Backed Securities — 19.5%
Fixed Rate Securities — 19.5%
Fannie Mae	5.000%	12/1/39	14,630,000	15,096,331	(M),(N)
Fannie Mae	5.500%	12/1/39	29,400,000	30,511,673	(M),(N)

Portfolio of Investments — Continued

Western Asset Absolute Return Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Fannie Mae	6.000%	12/1/39	$200,000	$208,875	(M),(N)
Freddie Mac	5.500%	12/1/39	4,500,000	4,668,750	(M),(N)

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $49,871,501)				50,485,629

Yankee Bonds(O) — 4.7%
Commercial Banks — 1.2%
Glitnir Banki Hf	6.375%	9/25/12	680,000	73,100	(A),(D),(G)
Glitnir Banki Hf	6.693%	6/15/16	1,810,000	181	(A),(C),(D),(G)
Glitnir Banki Hf	7.451%	9/14/49	100,000	10	(A),(C),(D),(G)
HBOS Capital Funding LP	6.071%	6/30/49	230,000	55,237	(A),(C)
HSBK Europe BV	7.250%	5/3/17	1,480,000	703,000	(A)
ICICI Bank Ltd.	6.375%	4/30/22	590,000	325,454	(A),(C)
ICICI Bank Ltd.	6.375%	4/30/22	1,422,000	799,534	(A),(C)
Kaupthing Bank Hf	7.625%	2/28/15	3,130,000	242,575	(A),(D),(G)
Kaupthing Bank Hf	7.125%	5/19/16	240,000	24	(A),(D),(G)
Landsbanki Islands Hf	6.100%	8/25/11	2,190,000	5,475	(A),(D),(G)
Natixis	10.000%	4/29/49	1,300,000	390,377	(A),(C)
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	300,000	51,000	(A),(C)
TuranAlem Finance BV	8.250%	1/22/37	1,390,000	278,000	(A)
TuranAlem Finance BV	8.250%	1/22/37	1,330,000	266,000	(A)
				3,189,967
Diversified Financial Services — 0.5%
TNK-BP Finance SA	7.500%	7/18/16	781,000	546,700	(A)
TNK-BP Finance SA	7.500%	7/18/16	550,000	398,750	(A)
TNK-BP Finance SA	6.625%	3/20/17	200,000	132,000	(A)
TNK-BP Finance SA	6.625%	3/20/17	342,000	225,720	(A)
				1,303,170
Diversified Telecommunication Services — 0.5%
NTL Cable PLC	9.125%	8/15/16	340,000	316,200
VIP Finance Ireland Ltd	8.375%	4/30/13	940,000	681,500	(A)
Wind Acquisition Finance SA	10.750%	12/1/15	300,000	297,000	(A)
				1,294,700
Energy Equipment and Services — 0.1%
Compagnie Generale de Geophysique-Veritas	7.750%	5/15/17	250,000	191,250

Food and Staples Retailing — 1.1%
Delhaize Group	6.500%	6/15/17	3,014,000	2,913,495

Metals and Mining — 1.0%
Evraz Group SA	8.875%	4/24/13	1,170,000	742,950	(A)
Novelis Inc.	7.250%	2/15/15	440,000	176,000
Vale Overseas Ltd.	6.875%	11/21/36	1,356,000	1,170,959
Vedanta Resources PLC	8.750%	1/15/14	630,000	466,200	(A)
				2,556,109

Portfolio of Investments — Continued

Western Asset Absolute Return Portfolio — Continued

	Rate	Maturity Date	Par/Shares†			Value

Long-Term Securities — Continued
Yankee Bonds — Continued
Oil, Gas and Consumable Fuels — 0.1%
Teekay Shipping Corp.	8.875%	7/15/11	$140,000			$134,400

Paper and Forest Products — 0.2%
Abitibi-Consolidated Co. of Canada	15.500%	7/15/10	137,000			20,550	(A),(D),(G)
Abitibi-Consolidated Co. of Canada	13.750%	4/1/11	500,000			430,000	(A),(D),(G)
						450,550
Total Yankee Bonds (Cost — $26,687,748)						12,033,641

Foreign Government Obligations — 3.8%
Brazil Notas do Tesouro Nacional Series F	10.000%	1/1/12	1,683,000		BRL	713,745
Commonwealth of Australia	4.000%	8/20/20	1,730,000		AUD	1,989,560	(P)
Federative Republic of Brazil	10.000%	1/1/10	1,000		BRL	435
Federative Republic of Brazil	10.000%	7/1/10	4,452,000		BRL	1,930,762
Federative Republic of Brazil	6.000%	5/15/15	591,000		BRL	442,092	(P)
Government of Indonesia	10.250%	7/15/27	10,665,000,000		IDR	735,210
Kingdom of Sweden Inflation-Protected Notes	3.500%	12/1/28	15,000,000		SEK	2,773,423	(P)
Thailand Government Bond	4.250%	3/13/13	22,000,000		THB	668,263
United Kingdom Treasury Gilt	1.250%	11/22/55	377,292		GBP	635,607	(P)

Total Foreign Government Obligations (Cost — $11,367,828)						9,889,097

Preferred Stocks — 0.1%
Fannie Mae	7.000%		1,900		shs	1,140	(E),(H),(M)
Preferred Blocker Inc.	7.000%		1,226			244,089	(A),(H)

Total Preferred Stocks (Cost — $402,439)						245,229

Total Long-Term Securities (Cost — $370,460,249)						264,490,766

Short-Term Securities — 14.8%
Options Purchased(Q) — 0.3%
Barclays Swaption Call, April 2009, Strike Price $2.50			1,800,000	(R)		17,817
Barclays Swaption Call, June 2009, Strike Price $2.60			1,400,000	(R)		23,732
Barclays Swaption Call, May 2009, Strike Price $2.72			1,800,000	(R)		34,033
Barclays Swaption Put, June 2009, Strike Price $1.90			6,400,000	(R)		175,360
Barclays Swaption Put, June 2009, Strike Price $3.10			12,800,000	(R)		89,600
Credit Suisse First Boston Swaption Call, April 2009, Strike Price $2.50			1,800,000	(R)		17,817
Credit Suisse First Boston Swaption Call, April 2009, Strike Price $2.55			1,800,000	(R)		20,320
Credit Suisse First Boston Swaption Call, June 2009, Strike Price $2.60			2,900,000	(R)		49,159
Credit Suisse First Boston Swaption Call, May 2009, Strike Price $2.71			2,900,000	(R)		53,985
Credit Suisse First Boston Swaption Put, June 2009, Strike Price $1.90			6,400,000	(R)		171,520
						653,343

Portfolio of Investments — Continued

Western Asset Absolute Return Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value

Short-Term Securities — Continued
Repurchase Agreements — 14.5%
Merrill Lynch Government Securities Inc. 0.09%, dated 3/31/09, to be repurchased at $25,800,065 on 4/1/09 (Collateral: $23,709,000 Fannie Mae Notes, 5.450% due 10/18/21, value $26,315,994)			$25,800,000	$25,800,000
Morgan Stanley 0.10%, dated 3/31/09, to be repurchased at $11,651,032 on 4/1/09 (Collateral: $11,740,000 Fannie Mae Notes, 5.000% due 7/2/18, value $11,884,015)			11,651,000	11,651,000
				37,451,000
Total Short-Term Securities (Cost — $38,144,280)				38,104,343
Total Investments — 117.0% (Cost — $408,604,529)(S)				302,595,109
Other Assets Less Liabilities — (17.0)%				(43,891,318)

Net Assets — 100.0%				$258,703,791

	Expiration	Actual Contracts	Appreciation/ (Depreciation)

Futures Contracts Purchased(Q)
Eurodollar Futures	June 2009	291	$612,932
Eurodollar Futures	September 2009	177	460,621
Eurodollar Futures	March 2010	13	7,235
Eurodollar Futures	September 2010	14	1,155
German Euro Bobl Futures	June 2009	77	(17,606)
German Euro Bund Futures	June 2009	19	10,966
U.S. Treasury Bond Futures	June 2009	126	394,472
U.S. Treasury Note Futures	June 2009	65	96,698
U.S. Treasury Note Futures	June 2009	7	6,731
			$1,573,204
Futures Contracts Written(Q)
U.S. Treasury Note Futures	June 2009	279	$(495,957)

Options Written(Q)
Barclays Swaption Call, Strike Price $2.16	April 2009	3,600,000	$20,030
Barclays Swaption Call, Strike Price $2.20	June 2009	2,800,000	3,089
Barclays Swaption Call, Strike Price $2.30	May 2009	3,600,000	3,068
Barclays Swaption Call, Strike Price $2.40	June 2009	12,800,000	—
Barclays Swaption Call, Strike Price $4.86	October 2013	4,770,000	(272,871)
Barclays Swaption Call, Strike Price $4.95	October 2013	4,770,000	(303,122)
Barclays Swaption Put, Strike Price $2.40	June 2009	12,800,000	—
Barclays Swaption Put, Strike Price $2.50	June 2009	12,800,000	—
Barclays Swaption Put, Strike Price $4.86	October 2013	4,770,000	129,090
Barclays Swaption Put, Strike Price $4.95	October 2013	4,770,000	131,278
Credit Suisse First Boston Swaption Call, Strike Price $2.17	April 2009	3,600,000	20,974
Credit Suisse First Boston Swaption Call, Strike Price $2.20	June 2009	5,800,000	5,820
Credit Suisse First Boston Swaption Call, Strike Price $2.22	April 2009	3,600,000	11,432
Credit Suisse First Boston Swaption Call, Strike Price $2.30	May 2009	5,800,000	7,553
Credit Suisse First Boston Swaption Put, Strike Price $2.50	June 2009	12,800,000	—
Eurodollar Futures Put, Strike Price $99.00	June 2009	243	(33,215)
U.S. Treasury Bond Futures Put, Strike Price $115.00	May 2009	64	56,680
U.S. Treasury Note Futures Call, Strike Price $125.00	May 2009	29	(1,504)
U.S. Treasury Note Futures Put, Strike Price $115.50	May 2009	210	157,997
			$(63,701)

Portfolio of Investments — Continued

Western Asset Absolute Return Portfolio — Continued

	Settlement	Contract to				Unrealized
Broker	Date	Receive		Deliver		Gain/(Loss)
Citibank NA	5/12/2009	JPY	$173,092,800	USD	$1,911,572	$(161,278)
Citibank NA	5/12/2009	USD	916,116	CAD	1,150,138	5,090
Citibank NA	5/12/2009	USD	562,346	EUR	435,000	(14,774)
Credit Suisse First Boston (London)	5/12/2009	USD	1,121,799	GBP	767,515	22,051
Credit Suisse First Boston (London)	5/12/2009	USD	1,827,074	JPY	165,039,620	158,213

						$9,302

N.M.	Not Meaningful.
(A)

Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid unless otherwised noted, represent 8.96% of net assets.

(B)	Convertible Security - Security may be converted into the issuer’s common stock.
(C)

Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

(D)	Bond is currently in default.
(E)

Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of March 31, 2009.

(F)	Pay-in-Kind (“PIK”) security - A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
(G)	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
(H)	Non-income producing.
(I)

Stripped Security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

(J)	The coupon rates shown on variable rate securities are the rates at March 31, 2009. These rates vary with the weighted average coupon of the underlying loans.
(K)

Treasury Inflation-Protected Security —Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

(L)	All or a portion of this security is collateral to cover futures and options contracts written.
(M)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
(N)	When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
(O)	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
(P)

Inflation-Protected Security - Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

(Q)	Options and futures are described in more detail in the notes to financial statements.
(R)	Par represents actual number of contracts.
(S)

Aggregate cost for federal income tax purposes is substantially the same as book cost. At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,271,687
Gross unrealized depreciation	(108,281,107)
Net unrealized depreciation	$(106,009,420)

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
SEK	— Swedish Krona
THB	— Thai Baht

Portfolio of Investments — Continued

Western Asset Absolute Return Portfolio — Continued

Net Asset Value Per Share:

Institutional Class	$7.76

Financial Intermediary Class	$7.77

Institutional Select Class	$7.77

Quarterly Report to Shareholders

Portfolio of Investments

Western Asset High Yield Portfolio

March 31, 2009 (Unaudited)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 92.8%
Corporate Bonds and Notes — 77.1%
Aerospace and Defense — 0.6%
L-3 Communications Corp.	5.875%	1/15/15	$1,685,000	$1,567,049
L-3 Communications Corp.	6.375%	10/15/15	1,575,000	1,484,438
				3,051,487
Airlines — 1.2%
Continental Airlines Inc.	7.339%	4/19/14	1,305,000	815,625
Continental Airlines Inc.	8.388%	11/1/20	602,310	385,478
DAE Aviation Holdings Inc.	11.250%	8/1/15	7,650,000	1,912,500	(A)
Delta Air Lines Inc.	8.954%	8/10/14	1,691,969	1,006,722
United Air Lines Inc.	7.032%	10/1/10	446,986	429,106
United Air Lines Inc.	7.186%	10/1/12	1,281,821	1,217,868
				5,767,299
Auto Components — 0.3%
Allison Transmission	11.000%	11/1/15	80,000	38,000	(A)
Allison Transmission	12.000%	11/1/15	2,390,000	956,000	(A),(B)
Visteon Corp.	8.250%	8/1/10	3,172,000	158,600
Visteon Corp.	12.250%	12/31/16	4,071,000	203,550	(A)
				1,356,150
Automobiles — 0.5%
Ford Motor Co.	7.450%	7/16/31	100,000	31,750
General Motors Corp.	7.200%	1/15/11	6,180,000	988,800
General Motors Corp.	8.250%	7/15/23	1,320,000	155,100
General Motors Corp.	8.375%	7/15/33	9,440,000	1,132,800
				2,308,450
Beverages — 0.2%
Constellation Brands Inc.	7.250%	9/1/16	985,000	935,750

Building Products — 1.0%
Associated Materials Inc.	9.750%	4/15/12	2,150,000	1,698,500
Associated Materials Inc.	11.250%	3/1/14	6,530,000	1,959,000
Nortek Inc.	10.000%	12/1/13	2,855,000	1,191,962
NTK Holdings Inc.	0.000%	3/1/14	4,445,000	266,700	(C)
				5,116,162
Chemicals — 0.2%
ARCO Chemical Co.	9.800%	2/1/20	70,000	7,000	(D),(E)
Georgia Gulf Corp.	10.750%	10/15/16	5,485,000	383,950	(D),(E)
Huntsman International LLC	7.875%	11/15/14	650,000	266,500
Westlake Chemical Corp.	6.625%	1/15/16	712,000	498,400
				1,155,850
Commercial Banks — 0.3%
Wells Fargo Capital XV	9.750%	12/29/49	1,970,000	1,438,100	(C)

Portfolio of Investments — Continued

Western Asset High Yield Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Commercial Services and Supplies — 1.6%
Interface Inc.	10.375%	2/1/10	$3,094,000	$2,970,240
Rental Service Corp.	9.500%	12/1/14	4,090,000	2,004,100
US Investigations Services Inc.	10.500%	11/1/15	320,000	244,000	(A)
US Investigations Services Inc.	11.750%	5/1/16	3,700,000	2,645,500	(A)
				7,863,840
Communications Equipment — 0.2%
EchoStar DBS Corp.	7.750%	5/31/15	1,170,000	1,076,400

Consumer Finance — 5.6%
Ford Motor Credit Co.	5.544%	4/15/09	2,330,000	2,300,875	(F)
Ford Motor Credit Co.	8.625%	11/1/10	1,175,000	935,889
Ford Motor Credit Co.	12.000%	5/15/15	18,655,000	14,136,983
GMAC LLC	7.500%	12/31/13	1,709,000	821,482	(A)
GMAC LLC	8.000%	12/31/18	404,000	117,285	(A)
GMAC LLC	8.000%	11/1/31	11,298,000	5,436,146	(A)
SLM Corp.	1.319%	7/26/10	5,230,000	3,712,745	(F)
				27,461,405
Containers and Packaging — 0.9%
Berry Plastics Corp.	8.875%	9/15/14	790,000	442,400
Graham Packaging Co. Inc.	9.875%	10/15/14	485,000	312,825
Plastipak Holdings Inc.	8.500%	12/15/15	585,000	409,500	(A)
Rock-Tenn Co.	9.250%	3/15/16	975,000	972,563
Solo Cup Co.	8.500%	2/15/14	3,050,000	2,226,500
				4,363,788
Distributors — 0.1%
Keystone Automotive Operations Inc.	9.750%	11/1/13	1,450,000	282,750

Diversified Consumer Services — 1.1%
Education Management LLC	8.750%	6/1/14	240,000	226,800
Education Management LLC	10.250%	6/1/16	3,935,000	3,679,225
Service Corp. International	7.625%	10/1/18	515,000	442,900
Service Corp. International	7.500%	4/1/27	1,332,000	979,020
				5,327,945
Diversified Financial Services — 5.4%
AAC Group Holding Corp.	10.250%	10/1/12	4,935,000	2,788,275	(A)
CCM Merger Inc.	8.000%	8/1/13	3,045,000	1,248,450	(A)
CDX North America High Yield	8.875%	6/29/13	4,464,000	3,571,200	(A)
DI Finance LLC	9.500%	2/15/13	7,895,000	7,441,038
El Paso Performance-Linked	7.750%	7/15/11	140,000	134,199	(A)
Fresenius US Finance II Inc.	9.000%	7/15/15	2,855,000	2,969,200	(A)
JPMorgan Chase and Co.	7.900%	4/29/49	2,960,000	1,902,214	(C)
Leucadia National Corp.	8.125%	9/15/15	2,100,000	1,661,625
Leucadia National Corp.	7.125%	3/15/17	490,000	335,650
TNK-BP Finance SA	7.875%	3/13/18	815,000	570,500	(A)
Vanguard Health Holding Co. I LLC	0.000%	10/1/15	655,000	543,650	(C)
Vanguard Health Holding Co. II LLC	9.000%	10/1/14	4,030,000	3,556,475
				26,722,476

Portfolio of Investments — Continued

Western Asset High Yield Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Telecommunication Services — 3.0%
Cincinnati Bell Inc.	6.300%	12/1/28	$2,830,000	$1,924,400
Hawaiian Telcom Communications Inc.	12.500%	5/1/15	1,305,000	6,525	(D),(G)
Intelsat Corp.	9.250%	8/15/14	2,550,000	2,397,000	(A)
Level 3 Financing Inc.	12.250%	3/15/13	3,575,000	2,681,250
Level 3 Financing Inc.	9.250%	11/1/14	2,815,000	1,942,350
MetroPCS Wireless Inc.	9.250%	11/1/14	1,175,000	1,139,750
Qwest Communications International Inc.	7.250%	2/15/11	337,000	325,205
Qwest Communications International Inc.	7.500%	2/15/14	477,000	412,605
Univision Communications Inc.	7.850%	7/15/11	815,000	521,600
Windstream Corp.	8.625%	8/1/16	3,350,000	3,291,375
				14,642,060
Electric Utilities — 3.2%
Elwood Energy LLC	8.159%	7/5/26	2,070,702	1,579,573
Energy Future Holdings Corp.	10.875%	11/1/17	1,485,000	957,825
Energy Future Holdings Corp.	11.250%	11/1/17	29,765,000	12,575,712	(B)
Texas Competitive Electric Holdings Co. LLC	10.250%	11/1/15	180,000	90,000
Texas Competitive Electric Holdings Co. LLC	10.500%	11/1/16	1,990,000	736,300	(B)
				15,939,410
Energy Equipment and Services — 0.6%
Complete Production Services Inc.	8.000%	12/15/16	1,735,000	1,101,725
Key Energy Services Inc.	8.375%	12/1/14	2,025,000	1,275,750
Pride International Inc.	7.375%	7/15/14	545,000	536,825
				2,914,300
Food Products — 1.2%
Dole Food Co. Inc.	7.250%	6/15/10	5,421,000	4,987,320
Dole Food Co. Inc.	13.875%	3/15/14	1,005,000	977,362	(A)
				5,964,682
Gas Utilities — 0.8%
Suburban Propane Partners LP	6.875%	12/15/13	4,190,000	3,980,500

Health Care Equipment and Supplies — 0.7%
Biomet Inc.	10.375%	10/15/17	4,145,000	3,502,525	(B)
Fresenius Medical Care Capital Trust IV	7.875%	6/15/11	135,000	136,688
				3,639,213
Health Care Providers and Services — 6.4%
Community Health Systems Inc.	8.875%	7/15/15	740,000	699,300
CRC Health Corp.	10.750%	2/1/16	6,430,000	4,050,900
DaVita Inc.	6.625%	3/15/13	1,520,000	1,474,400
DaVita Inc.	7.250%	3/15/15	2,100,000	2,018,625
HCA Inc	9.875%	2/15/17	840,000	793,800	(A)
HCA Inc.	9.000%	12/15/14	51,000	36,859
HCA Inc.	6.375%	1/15/15	1,013,000	663,515
HCA Inc.	9.250%	11/15/16	965,000	878,150
HCA Inc.	9.625%	11/15/16	6,495,000	5,179,762	(B)
HCA Inc.	7.500%	12/15/23	150,000	79,475
HCA Inc.	7.690%	6/15/25	1,675,000	872,350
IASIS Healthcare LLC	8.750%	6/15/14	405,000	380,700

Portfolio of Investments — Continued

Western Asset High Yield Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Health Care Providers and Services — Continued
Tenet Healthcare Corp.	7.375%	2/1/13	$1,220,000	$969,900
Tenet Healthcare Corp.	9.875%	7/1/14	4,085,000	3,186,300
Tenet Healthcare Corp.	9.000%	5/1/15	2,007,000	1,936,755	(A)
Tenet Healthcare Corp.	10.000%	5/1/18	4,012,000	3,881,610	(A)
U.S. Oncology Holdings Inc.	6.904%	3/15/12	4,948,000	2,968,800	(B),(F)
Universal Hospital Services Inc.	5.943%	6/1/15	840,000	609,000	(F)
Universal Hospital Services Inc.	8.500%	6/1/15	1,015,000	903,350	(B)
				31,583,551
Hotels, Restaurants and Leisure — 2.9%
Boyd Gaming Corp.	6.750%	4/15/14	620,000	359,600
Boyd Gaming Corp.	7.125%	2/1/16	385,000	207,900
Buffets Inc.	12.500%	11/1/14	3,675,000	368	(D),(G)
Caesars Entertainment Inc.	8.125%	5/15/11	4,355,000	1,415,375
Carrols Corp.	9.000%	1/15/13	405,000	348,300
Denny’s Holdings Inc.	10.000%	10/1/12	1,530,000	1,323,450
El Pollo Loco Inc.	11.750%	11/15/13	2,256,000	1,646,880
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.	10.250%	6/15/15	1,455,000	43,650	(A)
Harrah’s Operating Co. Inc.	10.750%	2/1/16	1,010,000	191,900
Harrah’s Operating Co. Inc.	10.000%	12/15/18	234,000	70,200	(A)
Indianapolis Downs LLC and Capital Corp.	11.000%	11/1/12	2,255,000	1,206,425	(A)
Indianapolis Downs LLC and Capital Corp.	15.500%	11/1/13	3,119,409	1,091,793	(A),(B)
Inn of the Mountain Gods Resort and Casino	12.000%	11/15/10	5,655,000	593,775
Mandalay Resort Group	9.375%	2/15/10	53,000	9,805
MGM MIRAGE	8.500%	9/15/10	1,775,000	727,750
MGM MIRAGE	8.375%	2/1/11	1,565,000	164,325
MGM MIRAGE	6.750%	9/1/12	110,000	38,500
Mohegan Tribal Gaming Authority	6.375%	7/15/09	1,020,000	836,400
Quapaw Downstream Development	12.000%	10/15/15	1,940,000	504,400	(A)
Sbarro Inc.	10.375%	2/1/15	2,395,000	886,150
Snoqualmie Entertainment Authority	5.384%	2/1/14	2,755,000	688,750	(A),(F)
Station Casinos Inc.	6.000%	4/1/12	2,905,000	726,250	(G)
Station Casinos Inc.	7.750%	8/15/16	2,625,000	603,750	(G)
Station Casinos Inc.	6.625%	3/15/18	890,000	44,500	(G)
The Choctaw Resort Development Enterprise	7.250%	11/15/19	285,000	81,225	(A)
Turning Stone Casino Resort Enterprise	9.125%	9/15/14	890,000	542,900	(A)
				14,354,321
Household Durables — 1.7%
American Greetings Corp.	7.375%	6/1/16	235,000	115,150
K Hovnanian Enterprises Inc.	11.500%	5/1/13	4,040,000	2,812,850
Norcraft Cos.	9.000%	11/1/11	5,460,000	4,641,000
Norcraft Holdings LP	9.750%	9/1/12	1,135,000	896,650
				8,465,650
Household Products — 0.2%
Visant Holding Corp.	8.750%	12/1/13	1,250,000	1,137,500

Independent Power Producers and Energy Traders — 4.8%
Dynegy Holdings Inc.	7.750%	6/1/19	5,970,000	3,880,500
Edison Mission Energy	7.500%	6/15/13	3,575,000	2,824,250

Portfolio of Investments — Continued

Western Asset High Yield Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Independent Power Producers and Energy Traders — Continued
Edison Mission Energy	7.750%	6/15/16	$1,960,000	$1,489,600
Edison Mission Energy	7.200%	5/15/19	1,260,000	875,700
Edison Mission Energy	7.625%	5/15/27	2,435,000	1,461,000
Mirant Mid Atlantic LLC	10.060%	12/30/28	2,377,278	2,258,414
Mirant North America LLC	7.375%	12/31/13	1,110,000	1,004,550
NRG Energy Inc.	7.250%	2/1/14	770,000	723,800
NRG Energy Inc.	7.375%	2/1/16	535,000	497,550
NRG Energy Inc.	7.375%	1/15/17	1,750,000	1,627,500
The AES Corp.	9.375%	9/15/10	180,000	177,300
The AES Corp.	8.750%	5/15/13	1,302,000	1,282,470	(A)
The AES Corp.	8.000%	10/15/17	4,315,000	3,700,113
The AES Corp.	8.000%	6/1/20	2,355,000	1,907,550	(A)
				23,710,297
Insurance — 0.1%
American International Group Inc.	8.175%	5/15/58	4,190,000	356,992	(A),(C)

Internet and Catalog Retail — 0.3%
Expedia Inc.	8.500%	7/1/16	230,000	195,500	(A)
Ticketmaster	10.750%	8/1/16	1,520,000	1,033,600	(A)
				1,229,100
IT Services — 0.8%
Ceridian Corp.	11.250%	11/15/15	330,000	138,600
Ceridian Corp.	12.250%	11/15/15	2,080,000	790,400	(B)
First Data Corp.	9.875%	9/24/15	2,300,000	1,345,500	(A)
SunGard Data Systems Inc.	10.250%	8/15/15	2,240,000	1,568,000
				3,842,500
Machinery — 0.3%
American Railcar Industries Inc.	7.500%	3/1/14	1,120,000	778,400
Terex Corp.	8.000%	11/15/17	655,000	530,550
				1,308,950
Marine — 0.1%
Horizon Lines Inc.	4.250%	8/15/12	895,000	428,481	(H)

Media — 5.4%
Affinion Group Inc.	10.125%	10/15/13	1,145,000	870,200
Affinion Group Inc.	11.500%	10/15/15	6,050,000	3,751,000
Cablevision Systems Corp.	8.000%	4/15/12	985,000	957,913
CCH I Holdings LLC	11.000%	10/1/15	1,515,000	151,500	(D),(G)
CCH I Holdings LLC	11.000%	10/1/15	11,349,000	1,220,017	(D),(G)
CCH II Holdings LLC	10.250%	10/1/13	960,000	854,400	(D),(G)
Charter Communications Holdings LLC	11.750%	5/15/11	770,000	4,813	(D),(G)
Charter Communications Holdings LLC	12.125%	1/15/12	810,000	8,100	(D),(G)
Charter Communications Operating LLC	10.875%	9/15/14	4,855,000	4,709,350	(A),(D),(G)
CMP Susquehanna Corp.	0.000%	5/15/14	172,000	75,852	(I)
CMP Susquehanna Corp.	9.875%	5/15/14	2,145,000	2,118,136
CSC Holdings Inc.	6.750%	4/15/12	1,950,000	1,876,875
CSC Holdings Inc.	8.500%	6/15/15	1,005,000	982,387	(A)
DirecTV Holdings LLC	8.375%	3/15/13	1,035,000	1,046,644
EchoStar DBS Corp.	7.000%	10/1/13	910,000	848,575

Portfolio of Investments — Continued

Western Asset High Yield Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Media — Continued
EchoStar DBS Corp.	6.625%	10/1/14	$1,460,000	$1,306,700
Idearc Inc.	8.000%	11/15/16	2,925,000	76,781	(D)
R.H. Donnelley Corp.	6.875%	1/15/13	685,000	37,675
R.H. Donnelley Corp.	11.750%	5/15/15	860,000	111,800	(A)
TL Acquisitions Inc.	10.500%	1/15/15	2,745,000	1,406,812	(A)
TL Acquisitions Inc.	0.000%	7/15/15	2,815,000	1,097,850	(A),(C)
Virgin Media Inc.	6.500%	11/15/16	6,050,000	3,251,875	(A),(H)
				26,765,255
Metals and Mining — 2.2%
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	2,450,000	2,290,750
Metals USA Inc.	11.125%	12/1/15	3,475,000	2,085,000
Noranda Aluminium Acquisition Corp.	6.595%	5/15/15	7,025,000	2,177,750	(B),(F)
Ryerson Inc.	12.250%	11/1/15	7,455,000	4,230,712	(A)
				10,784,212
Multiline Retail — 1.3%
Dollar General Corp.	10.625%	7/15/15	2,965,000	2,957,587
Dollar General Corp.	11.875%	7/15/17	1,005,000	987,413	(B)
The Neiman-Marcus Group Inc.	9.000%	10/15/15	5,935,000	1,906,619	(B)
The Neiman-Marcus Group Inc.	10.375%	10/15/15	80,000	25,600
The Neiman-Marcus Group Inc.	7.125%	6/1/28	1,800,000	720,000
				6,597,219
Oil, Gas and Consumable Fuels — 11.1%
ANR Pipeline Inc.	9.625%	11/1/21	1,219,000	1,462,355
Atlas Pipeline Partners LP	8.750%	6/15/18	2,625,000	1,470,000
Belden and Blake Corp.	8.750%	7/15/12	8,360,000	5,810,200
Chesapeake Energy Corp.	9.500%	2/15/15	1,205,000	1,171,862
Chesapeake Energy Corp.	6.375%	6/15/15	1,850,000	1,558,625
Chesapeake Energy Corp.	6.250%	1/15/18	2,250,000	1,755,000
Chesapeake Energy Corp.	7.250%	12/15/18	2,670,000	2,192,737
El Paso Corp.	7.750%	6/15/10	1,403,000	1,382,264
El Paso Corp.	7.875%	6/15/12	315,000	299,614
El Paso Corp.	8.250%	2/15/16	1,665,000	1,556,775
El Paso Corp.	7.800%	8/1/31	2,945,000	2,200,507
El Paso Natural Gas Co.	8.375%	6/15/32	1,430,000	1,360,541
Enterprise Products Operating LP	8.375%	8/1/66	2,905,000	1,946,350	(C)
Exco Resources Inc.	7.250%	1/15/11	3,623,000	2,807,825
Forest Oil Corp.	8.500%	2/15/14	2,170,000	2,012,675	(A)
Inergy LP	8.250%	3/1/16	680,000	646,000
International Coal Group Inc.	10.250%	7/15/14	3,815,000	2,441,600
Mariner Energy Inc.	7.500%	4/15/13	1,085,000	802,900
Mariner Energy Inc.	8.000%	5/15/17	1,260,000	831,600
MarkWest Energy Partners LP	8.750%	4/15/18	1,565,000	1,091,587
Parallel Petroleum Corp.	10.250%	8/1/14	2,100,000	1,197,000
Parker Drilling Co.	9.625%	10/1/13	836,000	560,120
Petrohawk Energy Corp.	9.125%	7/15/13	2,255,000	2,164,800
Plains Exploration and Production Co.	10.000%	3/1/16	1,270,000	1,200,150
Quicksilver Resources Inc.	8.250%	8/1/15	1,810,000	1,167,450
SandRidge Energy Inc.	8.625%	4/1/15	1,595,000	1,036,750	(B)
SandRidge Energy Inc.	8.000%	6/1/18	4,325,000	3,178,875	(A)

Portfolio of Investments — Continued

Western Asset High Yield Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Oil, Gas and Consumable Fuels — Continued
SemGroup LP	8.750%	11/15/15	$5,260,000	$184,100	(A),(D),(G)
Sonat Inc.	7.625%	7/15/11	85,000	82,116
Southwestern Energy Co.	7.500%	2/1/18	2,070,000	1,997,550	(A)
Stone Energy Corp.	8.250%	12/15/11	280,000	147,000
Stone Energy Corp.	6.750%	12/15/14	1,465,000	578,675
Targa Resources Partners LP	8.250%	7/1/16	530,000	384,250	(A)
Tennessee Gas Pipeline Co.	8.000%	2/1/16	2,020,000	2,020,000	(A)
Transcontinental Gas Pipe Line Corp.	8.875%	7/15/12	950,000	967,439
VeraSun Energy Corp.	9.375%	6/1/17	2,135,000	106,750	(D)
W&T Offshore Inc.	8.250%	6/15/14	2,130,000	1,363,200	(A)
Whiting Petroleum Corp.	7.250%	5/1/12	175,000	143,938
Whiting Petroleum Corp.	7.000%	2/1/14	2,105,000	1,578,750
				54,859,930
Paper and Forest Products — 0.9%
Appleton Papers Inc.	8.125%	6/15/11	580,000	349,450
Appleton Papers Inc.	9.750%	6/15/14	5,945,000	1,070,100
NewPage Corp.	7.420%	5/1/12	7,285,000	2,331,200	(F)
NewPage Corp.	10.000%	5/1/12	1,110,000	385,725
Newpage Holding Corp.	10.265%	11/1/13	1,636,692	45,009	(B),(F)
Verso Paper Holdings LLC	11.375%	8/1/16	1,530,000	359,550
				4,541,034
Pharmaceuticals — N.M.
Leiner Health Products Inc.	11.000%	6/1/12	8,470,000	21,175	(D),(G)

Real Estate Investment Trusts (REITs) — 0.2%
Host Marriott LP	6.375%	3/15/15	625,000	462,500
Ventas Inc.	9.000%	5/1/12	682,000	680,295
				1,142,795
Real Estate Management and Development — 0.4%
Ashton Woods USA LLC	0.000%	6/30/15	1,003,200	378,329	(A),(C),(G)
Forest City Enterprises Inc.	7.625%	6/1/15	415,000	178,450
Realogy Corp.	10.500%	4/15/14	3,430,000	960,400
Realogy Corp.	11.000%	4/15/14	276,800	45,672	(B)
Realogy Corp.	12.375%	4/15/15	2,975,000	505,750
				2,068,601
Road and Rail — 1.0%
Hertz Corp.	10.500%	1/1/16	7,480,000	3,253,800
Kansas City Southern Railway	13.000%	12/15/13	570,000	581,400
Swift Transportation Co.	8.984%	5/15/15	3,100,000	682,000	(A),(F)
Swift Transportation Co.	12.500%	5/15/17	2,285,000	502,700	(A)
				5,019,900
Semiconductors and Semiconductor Equipment — 0.5%
Amkor Technology Inc.	6.000%	4/15/14	1,740,000	1,879,200	(A),(H)
Freescale Semiconductor Inc.	8.875%	12/15/14	1,990,000	417,900
Freescale Semiconductor Inc.	9.125%	12/15/14	535,000	40,125	(B)
Freescale Semiconductor Inc.	10.125%	12/15/16	1,295,000	233,100
				2,570,325

Portfolio of Investments — Continued

Western Asset High Yield Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Software — 0.3%
Activant Solutions Inc.	9.500%	5/1/16	$2,800,000	$1,715,000

Specialty Retail — 0.8%
AutoNation Inc.	3.094%	4/15/13	875,000	735,000	(F)
Blockbuster Inc.	9.000%	9/1/12	3,575,000	1,608,750
Eye Care Centers of America Inc.	10.750%	2/15/15	895,000	814,450
Michaels Stores Inc.	10.000%	11/1/14	1,260,000	593,775
				3,751,975
Textiles, Apparel and Luxury Goods — 0.2%
Oxford Industries Inc.	8.875%	6/1/11	1,412,000	1,030,760

Tobacco — 1.1%
Alliance One International Inc.	8.500%	5/15/12	1,960,000	1,666,000
Alliance One International Inc.	11.000%	5/15/12	2,640,000	2,455,200
Reynolds American Inc.	6.500%	7/15/10	1,190,000	1,192,685
				5,313,885
Trading Companies and Distributors — 1.3%
Ashtead Capital Inc.	9.000%	8/15/16	3,091,000	1,761,870	(A)
H&E Equipment Services Inc.	8.375%	7/15/16	4,065,000	2,560,950
Penhall International Corp.	12.000%	8/1/14	6,730,000	2,187,250	(A),(G)
				6,510,070
Transportation Infrastructure — 0.3%
Hawker Beechcraft Acquisition Co.	8.500%	4/1/15	1,215,000	309,825
Hawker Beechcraft Acquisition Co.	8.875%	4/1/15	9,825,000	1,105,313	(B)
				1,415,138
Wireless Telecommunication Services — 3.8%
ALLTEL Communications Inc.	10.375%	12/1/17	2,300,000	2,736,680	(A),(B)
iPCS Inc.	3.295%	5/1/13	1,050,000	787,500	(F)
MetroPCS Wireless Inc.	9.250%	11/1/14	1,435,000	1,384,775	(A)
Sprint Capital Corp.	7.625%	1/30/11	5,145,000	4,759,125
Sprint Capital Corp.	8.375%	3/15/12	4,465,000	4,018,500
Sprint Capital Corp.	6.875%	11/15/28	985,000	600,850
Sprint Capital Corp.	8.750%	3/15/32	6,435,000	4,311,450
				18,598,880
Total Corporate Bonds and Notes (Cost — $596,378,972)				380,431,513

Mortgage-Backed Securities — N.M.
Variable Rate Securities(I) — N.M.
BlackRock Capital Finance LP 1996-R1	9.586%	9/25/26	508,720	115,988

Total Mortgage-Backed Securities (Cost — $447,171)				115,988

Yankee Bonds(J) — 11.8%
Biotechnology — N.M.
FMC Finance III SA	6.875%	7/15/17	10,000	9,775

Chemicals — 0.5%
Methanex Corp.	8.750%	8/15/12	2,247,000	2,142,843
Sensata Technologies BV	8.000%	5/1/14	905,000	271,500
				2,414,343

Portfolio of Investments — Continued

Western Asset High Yield Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Commercial Banks — 0.2%
ATF Capital BV	9.250%	2/21/14	$990,000	$405,900	(A)
TuranAlem Finance BV	8.250%	1/22/37	1,540,000	308,000	(A)
TuranAlem Finance BV	8.250%	1/22/37	1,420,000	284,000	(A)
				997,900
Containers and Packaging — 0.2%
Smurfit Capital Funding PLC	7.500%	11/20/25	1,990,000	1,124,350

Diversified Financial Services — 0.7%
Petroplus Finance Ltd.	6.750%	5/1/14	995,000	736,300	(A)
Petroplus Finance Ltd.	7.000%	5/1/17	1,050,000	756,000	(A)
TNK-BP Finance SA	7.500%	7/18/16	635,000	460,375	(A)
TNK-BP Finance SA	7.500%	7/18/16	250,000	175,000	(A)
TNK-BP Finance SA	7.875%	3/13/18	1,704,000	1,158,720	(A)
				3,286,395
Diversified Telecommunication Services — 3.5%
Intelsat Bermuda Ltd.	9.500%	6/15/16	2,665,000	2,505,100	(A)
Intelsat Bermuda Ltd.	11.250%	6/15/16	805,000	780,850
Intelsat Intermediate Holding Co. Ltd.	0.000%	2/1/15	2,745,000	2,278,350	(A),(C)
Intelsat Jackson Holdings Ltd.	11.500%	6/15/16	5,750,000	5,347,500	(A)
Nordic Telephone Co. Holdings ApS	8.875%	5/1/16	3,855,000	3,604,425	(A)
NTL Cable PLC	9.125%	8/15/16	2,130,000	1,980,900
Wind Acquisition Finance SA	10.750%	12/1/15	985,000	975,150	(A)
				17,472,275
Energy Equipment and Services — 0.3%
Compagnie Generale de Geophysique-Veritas	7.500%	5/15/15	1,745,000	1,378,550

Foreign Government — 0.1%
Russian Federation	7.500%	3/31/30	772,394	728,314	(A)

Media — 0.4%
Sun Media Corp.	7.625%	2/15/13	3,475,000	1,980,750

Metals and Mining — 1.2%
FMG Finance Pty Ltd.	10.625%	9/1/16	4,375,000	3,675,000	(A)
Novelis Inc.	7.250%	2/15/15	5,295,000	2,118,000
				5,793,000
Oil, Gas and Consumable Fuels — 1.3%
Corral Finans AB	2.594%	4/15/10	6,041,252	2,778,976	(A),(B),(F)
OPTI Canada Inc.	7.875%	12/15/14	835,000	365,312
OPTI Canada Inc.	8.250%	12/15/14	470,000	210,325
Teekay Shipping Corp.	8.875%	7/15/11	3,272,000	3,141,120
				6,495,733

Portfolio of Investments — Continued

Western Asset High Yield Portfolio — Continued

	Rate	Maturity Date	Par/Shares		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Paper and Forest Products — 1.3%
Abitibi-Consolidated Co. of Canada	15.500%	7/15/10	$3,677,000		$551,550	(A),(D),(G)
Abitibi-Consolidated Co. of Canada	13.750%	4/1/11	6,760,000		5,813,600	(A),(D),(E),(G)
					6,365,150
Road and Rail — 1.5%
Grupo Transportacion Ferroviaria Mexicana SA de CV	9.375%	5/1/12	2,845,000		2,588,950
Grupo Transportacion Ferroviaria Mexicana SA de CV	7.625%	12/1/13	1,715,000		1,389,150
Kansas City Southern de Mexico	12.500%	4/1/16	2,529,000		2,396,227	(A)
Kansas City Southern de Mexico SA de CV	7.375%	6/1/14	1,235,000		975,650
					7,349,977
Semiconductors and Semiconductor Equipment — N.M.
NXP BV/NXP Funding LLC	3.844%	10/15/13	170,000		28,688	(F)

Wireless Telecommunication Services — 0.6%
True Move Co. Ltd.	10.750%	12/16/13	4,930,000		2,366,400	(A)
True Move Co. Ltd.	10.750%	12/16/13	775,000		372,734	(A)
					2,739,134
Total Yankee Bonds (Cost — $77,334,766)					58,164,334

Preferred Stocks — 0.6%
Bank of America Corp.	7.250%		4,800	shs	2,037,600	(E)
Citigroup Inc.	6.500%		18,860		515,821	(E)
CMP Susquehanna Radio Holdings Corp.	0.000%		40,019		17,008	(A),(E),(I)
ION Media Networks Inc.	12.000%		7		—
Preferred Blocker Inc.	7.000%		1,649		328,306	(A),(E)

Total Preferred Stocks (Cost — $6,362,950)					2,898,735

Warrants — N.M.
CNB Capital Trust			45,731	wts	1,258	(A)

Total Warrants (Cost — $1,258)					1,258

Loan Participations and Assignments(F) — 3.3%
Auto Components — 0.7%
Allison Transmission Inc., Term Loan, Tranche B	3.290% to 3.320%	4/14/09	$5,102,602		3,366,298

Automobiles — 0.2%
Ford Motor Company, Term Loan, Tranche B	0.000%	11/29/13	2,000,000		952,778

Chemicals — 0.1%
Lyondell Chemical Term Loan	0.000%	12/20/14	1,600,000		330,000	(G)
Lyondell Chemical Term Loan	0.000%	12/20/14	1,400,000		331,625	(G)
					661,625
Containers and Packaging — N.M.
Berry Plastics Holding Corp., Term Loan	8.421%	4/7/09	386,665		77,333

Diversified Telecommunication Services — 0.6%
Wind Acquisition Holdings Finance SA, PIK Loan	8.393%	4/20/09	4,443,065		3,110,146

Portfolio of Investments — Continued

Western Asset High Yield Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Loan Participations and Assignments — Continued
Independent Power Producers and Energy Traders — 0.4%
Dynegy Holdings Inc., Letter of Credit	2.020%	4/30/09	$1,203,515	$1,042,545
Dynegy Holdings Inc., Term Loan	2.020%	4/30/09	784,537	679,606
				1,722,151
Media — 0.5%
Idearc Inc., Term Loan, Tranche B	3.220%	6/30/09	1,989,822	755,303
Newsday LLC, Term Loan	9.750%	7/15/09	2,000,000	1,812,500
				2,567,803
Metals and Mining — 0.1%
Noranda Aluminum Acquisition Corp., Term Loan	0.000%	5/18/14	1,000,000	502,500

Oil, Gas and Consumable Fuels — 0.6%
Turbo Bet Ltd., Term Loan	14.500%	5/13/09	4,304,678	3,013,274	(G)

Paper and Forest Products — 0.1%
Verso Paper Holdings LLC, Term Loan	7.685% to 8.435%	4/1/09	689,568	172,392

Total Loan Participations and Assignments (Cost — $20,697,817)				16,146,300

Total Long-Term Securities (Cost — $701,222,934)				457,758,128

Short-Term Securities — 7.1%
Repurchase Agreement — 7.1%
Goldman Sachs & Co. 0.12%, dated 3/31/09, to be repurchased at $34,777,116 on 4/1/09 (Collateral: $32,280,000 Federal Home Loan Bank Bond, 4.75% due 12/16/16, value $35,467,650)			34,777,000	34,777,000

Total Short-Term Securities (Cost — $34,777,000)				34,777,000
Total Investments — 99.9% (Cost — $735,999,934)(K)				492,535,128
Other Assets Less Liabilities — 0.1%				562,544

Net Assets — 100.0%				$493,097,672

N.M.	Not Meaningful.
(A)

Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers.  These securities, which the Fund’s investment adviser has determined to be liquid unless otherwised noted, represent 24.51% of net assets.

(B)	Pay-in-Kind (“PIK”) security - A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
(C)

Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

(D)	Bond is currently in default.
(E)	Non-income producing.
(F)

Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate.  The coupon rates are the rates as of March 31, 2009.

(G)	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
(H)	Convertible Security - Security may be converted into the issuer’s common stock.
(I)	The coupon rates shown on variable rate securities are the rates at March 31, 2009. These rates vary with the weighted average coupon of the underlying loans.
(J)	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
(K)

Aggregate cost for federal income tax purposes is substantially the same as book cost.  At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	$5,653,820
	Gross unrealized depreciation	(249,118,626)
	Net unrealized appreciation/(depreciation)	$243,464,806

Portfolio of Investments — Continued

Western Asset High Yield Portfolio — Continued

Net Asset Value Per Share:

Institutional Class	$6.01

Class	$6.08

Quarterly Report to Shareholders

Portfolio of Investments

Western Asset Inflation Indexed Plus Bond Portfolio

March 31, 2009 (Unaudited)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 102.0%
Corporate Bonds and Notes — 1.5%
Consumer Finance — 0.5%
SLM Corp.	1.371%	2/1/10	$1,020,000	$877,057	(A)
SLM Corp.	5.375%	1/15/13	1,775,000	973,973
SLM Corp.	5.375%	5/15/14	1,010,000	523,380
				2,374,410
Diversified Financial Services — 0.8%
Bank of America Corp.	8.000%	12/29/49	2,270,000	909,112	(B)
J.P. Morgan and Co. Inc.	3.574%	2/15/12	1,720,000	1,470,807	(A)
JPMorgan Chase and Co.	7.900%	12/31/49	2,650,000	1,702,996	(B)
				4,082,915
Oil, Gas and Consumable Fuels — 0.2%
The Williams Cos. Inc.	8.750%	3/15/32	1,220,000	1,107,150

Total Corporate Bonds and Notes (Cost — $11,603,125)				7,564,475

Asset-Backed Securities — 0.1%
Indexed Securities(A) — 0.1%
Bear Stearns Asset Backed Securities Inc. 2003-ABF1	0.892%	2/25/34	166,898	99,649
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4	1.262%	10/25/32	115,009	96,120
Countrywide Asset-Backed Certificates 2002-1	1.082%	8/25/32	35,757	14,122
EMC Mortgage Loan Trust 2003-B	1.072%	11/25/41	359,413	318,821	(C)
Residential Asset Mortgage Products Inc. 2003-RS2	1.202%	3/25/33	37,823	15,072

Total Asset-Backed Securities (Cost — $715,096)				543,784

Mortgage-Backed Securities — 0.1%
Indexed Securities(A) — 0.1%
Credit Suisse First Boston Mortgage Securities Corp. 2001-28	1.172%	11/25/31	564,769	472,422
Sequoia Mortgage Trust 2004-4 A	4.439%	5/20/34	99,360	68,484

Total Mortgage-Backed Securities (Cost — $638,325)				540,906

U.S. Government and Agency Obligations — 100.2%
Treasury Inflation-Protected Securities(D) — 100.2%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	32,952,217	32,787,455	(E)
United States Treasury Inflation-Protected Security	3.500%	1/15/11	25,430,126	26,550,628
United States Treasury Inflation-Protected Security	2.375%	4/15/11	11,051,012	11,337,653
United States Treasury Inflation-Protected Security	3.375%	1/15/12	3,697,603	3,932,172
United States Treasury Inflation-Protected Security	3.000%	7/15/12	30,175,912	32,109,041
United States Treasury Inflation-Protected Security	1.875%	7/15/13	23,172,912	23,752,235
United States Treasury Inflation-Protected Security	2.000%	1/15/14	23,228,042	23,932,130
United States Treasury Inflation-Protected Security	1.625%	1/15/15	50,982,349	51,492,173
United States Treasury Inflation-Protected Security	1.875%	7/15/15	36,270,560	37,211,346
United States Treasury Inflation-Protected Security	2.000%	1/15/16	32,165,078	33,180,273
United States Treasury Inflation-Protected Security	2.500%	7/15/16	6,429,026	6,871,021

Portfolio of Investments — Continued

Western Asset Inflation Indexed Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares		Value
Long-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
Treasury Inflation-Protected Securities — Continued
United States Treasury Inflation-Protected Security	1.625%	1/15/18	$24,633,715		$24,895,449
United States Treasury Inflation-Protected Security	1.375%	7/15/18	26,599,702		26,383,579
United States Treasury Inflation-Protected Security	2.125%	1/15/19	2,329		2,480
United States Treasury Inflation-Protected Security	2.000%	1/15/26	61,415,728		60,724,801
United States Treasury Inflation-Protected Security	1.750%	1/15/28	36,741,471		35,179,959
United States Treasury Inflation-Protected Security	3.625%	4/15/28	25,034,887		30,863,309
United States Treasury Inflation-Protected Security	3.875%	4/15/29	30,024,596		38,562,840	(E)

Total U.S. Government and Agency Obligations (Cost — $498,608,759)	`				499,768,544

Yankee Bonds(F) — N.M.
Commercial Banks — N.M.
Glitnir Banki Hf	6.693%	6/15/16	1,760,000		176	(B),(C),(G),(H)
Kaupthing Bank Hf	7.125%	5/19/16	2,940,000		294	(C),(G),(H),(I)

Total Yankee Bonds (Cost — $4,691,696)					470

Preferred Stocks — 0.1%
Fannie Mae	8.250%		346,900	shs	246,299	(B),(I),(J)
Freddie Mac	8.375%		418,300		192,418	(B),(I),(J)

Total Preferred Stocks (Cost — $19,315,105)					438,717

Total Long-Term Securities (Cost — $535,572,106)					508,856,896

Short-Term Securities — 0.3%
Repurchase Agreement — 0.3%
Deutsche Bank 0.17%, dated 3/31/09, to be repurchased at $1,506,007 on 4/1/09 (Collateral: $1,415,000 Freddie Mac note, 4.125%, due 12/21/12 value $1,536,120)			$1,506,000		1,506,000

Total Short-Term Securities (Cost — $1,506,000)					1,506,000
Total Investments — 102.3% (Cost — $537,078,106)(K)					510,362,896
Other Assets Less Liabilities — (2.3)%					(11,646,888)

Net Assets — 100.0%					$498,716,008

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased(L)
U.S. Treasury Note Futures	June 2009	34	$47,660

	Settlement	Contract to				Unrealized
Broker	Date	Receive		Deliver		Gain/(Loss)
UBS AG London	5/12/09	CAD	$12,862,436	USD	$10,167,090	$21,269
Morgan Stanley London FX	5/12/09	EUR	2,834,218	USD	3,725,580	34,614
Credit Suisse First Boston (London)	5/12/09	GBP	13,406,133	USD	19,594,404	(385,163)
Deutsche Bank AG London	5/12/09	JPY	640,263,600	USD	7,086,089	(611,821)
UBS AG London	5/12/09	JPY	1,182,190,000	USD	13,120,138	(1,165,974)
Deutsche Bank AG London	5/12/09	SEK	8,862,930	USD	1,040,616	34,862
Citibank NA	5/12/09	USD	1,706,760	EUR	1,320,255	(44,840)
Credit Suisse First Boston (London)	5/12/09	USD	4,035,725	CAD	5,031,136	50,553
Credit Suisse First Boston (London)	5/12/09	USD	3,246,442	EUR	2,458,308	(15,027)
Credit Suisse First Boston (London)	5/12/09	USD	20,176,429	JPY	1,822,536,810	1,747,155
Deutsche Bank AG London	5/12/09	USD	5,509,291	CAD	6,931,239	19,044
UBS AG London	5/12/09	USD	18,872,201	GBP	13,569,801	(571,555)
UBS AG London	5/12/09	USD	1,053,573	SEK	8,856,860	(21,169)

						$(908,052)

Portfolio of Investments — Continued

Western Asset Inflation Indexed Plus Bond Portfolio — Continued

N.M.	Not Meaningful.
(A)

Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of March 31, 2009.

(B)

Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

(C)

Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid unless otherwise noted, represent 0.06% of net assets.

(D)

Treasury Inflation-Protected Security —Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

(E)	All or a portion of this security is collateral to cover futures contracts.
(F)	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
(G)	Bond is currently in default.
(H)	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
(I)	Non-income producing.
(J)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
(K)

Aggregate cost for federal income tax purposes is substantially the same as book cost. At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,128,567
Gross unrealized depreciation	(32,843,777)
Net unrealized depreciation	$(26,715,210)

(L)	Futures are described in more detail in the notes to financial statements.

Net Asset Value Per Share:

Institutional Class	$9.78

Financial Intermediary Class	$9.76

Institutional Select Class	$9.78

Quarterly Report to Shareholders

Portfolio of Investments

Western Asset Intermediate Bond Portfolio

March 31, 2009 (Unaudited)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 85.0%
Corporate Bonds and Notes — 42.5%
Aerospace and Defense — 0.5%
Boeing Co.	6.000%	3/15/19	$1,250,000	$1,283,853
United Technologies Corp.	6.350%	3/1/11	1,037,000	1,105,211
				2,389,064
Airlines — 0.3%
Continental Airlines Inc.	6.545%	2/2/19	938,057	806,729
US Airways Pass-Through Trust	6.850%	1/30/18	1,422,298	976,299
				1,783,028
Automobiles — 0.5%
DaimlerChrysler NA Holding Corp.	6.500%	11/15/13	2,390,000	2,165,467
Ford Motor Co.	7.450%	7/16/31	1,159,000	367,982
General Motors Corp.	8.375%	7/15/33	1,198,000	143,760
				2,677,209
Beverages — 0.3%
Bottling Group LLC	6.950%	3/15/14	1,310,000	1,489,511

Capital Markets — 4.0%
Goldman Sachs Capital II	5.793%	12/29/49	6,510,000	2,710,380	(A)
Goldman Sachs Capital III	2.031%	9/29/49	2,590,000	815,850	(B)
Lehman Brothers Holdings Capital Trust VII	5.857%	12/31/49	6,200,000	620	(A),(C)
Lehman Brothers Holdings E-Capital Trust I	3.850%	8/19/65	360,000	36	(B),(C)
Lehman Brothers Holdings Inc.	5.625%	1/24/13	600,000	72,000	(C)
Lehman Brothers Holdings Inc.	6.500%	7/19/17	30,000	3	(C)
Merrill Lynch and Co. Inc.	1.454%	2/5/10	480,000	453,141	(B)
Merrill Lynch and Co. Inc.	5.700%	5/2/17	2,500,000	1,480,285
Merrill Lynch and Co. Inc.	6.875%	4/25/18	1,420,000	1,110,572
Morgan Stanley	5.550%	4/27/17	2,340,000	2,082,233
The Bear Stearns Cos. Inc.	6.400%	10/2/17	3,590,000	3,493,953
The Bear Stearns Cos. Inc.	7.250%	2/1/18	1,840,000	1,900,194
The Goldman Sachs Group Inc.	3.250%	6/15/12	6,890,000	7,191,658
				21,310,925
Chemicals — 1.1%
Lubrizol Corp.	8.875%	2/1/19	1,130,000	1,162,132
The Dow Chemical Co.	6.000%	10/1/12	4,850,000	4,165,102
The Dow Chemical Co.	5.700%	5/15/18	540,000	386,652
				5,713,886
Commercial Banks — 2.1%
Bank of the West	2.150%	3/27/12	4,510,000	4,518,420
Comerica Capital Trust II	6.576%	2/20/37	960,000	279,754	(A)
SunTrust Capital VIII	6.100%	12/15/36	550,000	308,341	(A)
Wachovia Capital Trust III	5.800%	3/15/49	8,668,000	3,120,480	(A)
Wells Fargo Capital X	5.950%	12/15/36	4,310,000	2,909,250
				11,136,245

Portfolio of Investments — Continued

Western Asset Intermediate Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Consumer Finance — 2.6%
American Express Co.	6.800%	9/1/66	$6,590,000	$3,178,317	(A)
GMAC LLC	7.500%	12/31/13	390,000	187,465	(D)
GMAC LLC	6.750%	12/1/14	955,000	554,989	(D)
GMAC LLC	8.000%	12/31/18	325,000	94,351	(D)
John Deere Capital Corp.	2.875%	6/19/12	7,280,000	7,466,259
Nelnet Inc.	7.400%	9/29/36	1,850,000	270,078	(A)
SLM Corp.	8.450%	6/15/18	3,700,000	1,998,473
				13,749,932
Diversified Financial Services — 7.8%
AGFC Capital Trust I	6.000%	1/15/67	4,380,000	396,920	(A),(D)
BAC Capital Trust XIV	5.630%	12/31/49	50,000	10,999	(A)
Bank of America Corp.	3.125%	6/15/12	3,160,000	3,269,168
Bank of America Corp.	2.375%	6/22/12	16,400,000	16,570,872
Bank of America Corp.	8.000%	12/29/49	1,420,000	568,696	(A)
General Electric Capital Corp.	2.200%	6/8/12	1,050,000	1,056,780
General Electric Capital Corp.	5.450%	1/15/13	1,230,000	1,184,502
General Electric Capital Corp.	5.625%	5/1/18	2,000,000	1,739,042
General Electric Capital Corp.	6.375%	11/15/67	2,855,000	1,386,337	(A)
Glen Meadow Pass-Through Certificates	6.505%	2/12/67	3,260,000	734,390	(A),(D)
ILFC E-Capital Trust I	5.900%	12/21/65	250,000	37,719	(A),(D)
JPMorgan Chase and Co.	2.125%	6/22/12	8,690,000	8,731,903
JPMorgan Chase Capital XXII	6.450%	2/2/37	2,600,000	1,643,975	(A)
Private Export Funding Corp.	3.550%	4/15/13	1,640,000	1,705,892
TNK-BP Finance SA	6.125%	3/20/12	210,000	174,300	(D)
TNK-BP Finance SA	7.500%	3/13/13	720,000	594,000	(D)
ZFS Finance USA Trust II	6.450%	12/15/65	2,060,000	890,142	(A),(D)
ZFS Finance USA Trust III	2.470%	12/15/65	1,570,000	474,925	(B),(D)
				41,170,562
Diversified Telecommunication Services — 2.6%
AT&T Inc.	5.600%	5/15/18	720,000	700,636
AT&T Inc.	5.800%	2/15/19	1,580,000	1,546,713
Embarq Corp.	7.082%	6/1/16	1,880,000	1,692,000
Qwest Corp.	8.875%	3/15/12	1,510,000	1,491,125
Verizon Communications Inc.	5.500%	2/15/18	220,000	209,511
Verizon Communications Inc.	8.750%	11/1/18	3,350,000	3,833,003
Verizon Wireless Capital LLC	5.550%	2/1/14	4,100,000	4,103,428	(D)
				13,576,416
Electric Utilities — 1.0%
Duke Energy Corp.	6.250%	1/15/12	1,078,000	1,146,237
Duke Energy Corp.	5.625%	11/30/12	729,000	770,733
Duke Energy Corp.	6.300%	2/1/14	750,000	767,798
Exelon Corp.	6.750%	5/1/11	2,269,000	2,299,076
FirstEnergy Corp.	7.375%	11/15/31	140,000	113,928
Pacific Gas and Electric Co.	4.800%	3/1/14	70,000	70,368
				5,168,140

Portfolio of Investments — Continued

Western Asset Intermediate Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Energy Equipment and Services — 0.6%
Baker Hughes Inc.	7.500%	11/15/18	$1,890,000	$2,147,985
Smith International Inc.	9.750%	3/15/19	920,000	961,002
				3,108,987
Food and Staples Retailing — 0.7%
Safeway Inc.	6.500%	3/1/11	760,000	797,021
The Kroger Co.	6.200%	6/15/12	883,000	927,601
Wal-Mart Stores Inc.	4.250%	4/15/13	930,000	978,102
Wal-Mart Stores Inc.	5.800%	2/15/18	360,000	393,568
Walgreen Co.	5.250%	1/15/19	540,000	541,592
				3,637,884
Health Care Equipment and Supplies — 0.4%
Baxter International Inc.	5.900%	9/1/16	500,000	527,642
Hospira Inc.	5.550%	3/30/12	1,700,000	1,721,476
				2,249,118
Health Care Providers and Services — 0.9%
HCA Inc.	8.750%	9/1/10	822,000	817,890
Quest Diagnostics Inc.	7.500%	7/12/11	2,220,000	2,322,129
Universal Health Services Inc.	6.750%	11/15/11	1,720,000	1,661,420
WellPoint Inc.	5.875%	6/15/17	100,000	94,008
				4,895,447
Independent Power Producers and Energy Traders — 0.2%
TXU Corp.	5.550%	11/15/14	2,480,000	922,776

Insurance — 1.4%
Allstate Life Global Funding Trust	5.375%	4/30/13	1,900,000	1,837,819
American International Group Inc.	5.850%	1/16/18	250,000	97,876
American International Group Inc.	8.250%	8/15/18	500,000	213,948	(D)
Genworth Life Insurance Co.	5.875%	5/3/13	1,520,000	1,022,054	(D)
MetLife Capital Trust IV	7.875%	12/15/37	3,100,000	1,643,000	(D)
MetLife Inc.	6.400%	12/15/36	70,000	29,400	(A)
Metropolitan Life Global Funding I	5.125%	4/10/13	1,190,000	1,086,816	(D)
The Travelers Cos. Inc.	6.250%	3/15/37	2,370,000	1,257,669	(A)
				7,188,582
Media — 1.8%
Comcast Corp.	6.500%	1/15/17	3,400,000	3,365,711
News America Inc.	6.650%	11/15/37	70,000	52,454
Reed Elsevier Capital Inc.	7.750%	1/15/14	580,000	589,025
Time Warner Cable Inc.	8.250%	2/14/14	2,010,000	2,101,055
Time Warner Inc.	5.500%	11/15/11	70,000	69,063
Time Warner Inc.	6.875%	5/1/12	1,288,000	1,310,926
Turner Broadcasting System Inc.	8.375%	7/1/13	1,483,000	1,533,053
Viacom Inc.	5.750%	4/30/11	410,000	399,405
				9,420,692
Metals and Mining — 0.2%
Alcoa Inc.	6.000%	7/15/13	1,230,000	981,743

Portfolio of Investments — Continued

Western Asset Intermediate Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Multi-Utilities — 0.7%
Dominion Resources Inc.	4.750%	12/15/10	$50,000	$50,355
Dominion Resources Inc.	5.700%	9/17/12	1,596,000	1,627,057
Dominion Resources Inc.	8.875%	1/15/19	1,160,000	1,313,230
MidAmerican Energy Holdings Co.	5.875%	10/1/12	827,000	858,571
				3,849,213
Multiline Retail — 0.4%
Federated Retail Holdings Inc.	5.350%	3/15/12	1,050,000	824,203
JC Penney Corp. Inc.	5.750%	2/15/18	610,000	428,984
May Department Stores Co.	5.750%	7/15/14	1,470,000	965,840
				2,219,027
Office Electronics — 0.4%
Xerox Corp.	5.500%	5/15/12	2,240,000	1,939,997

Oil, Gas and Consumable Fuels — 7.6%
Anadarko Petroleum Corp.	5.950%	9/15/16	3,200,000	2,756,096
ConocoPhillips	5.200%	5/15/18	2,830,000	2,801,522
ConocoPhillips	5.750%	2/1/19	580,000	583,845
Devon Energy Corp.	6.300%	1/15/19	1,800,000	1,756,215
Enbridge Energy Partners LP	9.875%	3/1/19	590,000	608,257
Energy Transfer Partners LP	9.700%	3/15/19	800,000	849,573
Enterprise Products Operating LLP	6.300%	9/15/17	2,290,000	2,110,746
Hess Corp.	6.650%	8/15/11	5,468,000	5,577,704
KazMunaiGaz Exploration Production - GDR	8.375%	7/2/13	1,720,000	1,427,600	(D)
Kinder Morgan Energy Partners LP	6.000%	2/1/17	3,700,000	3,474,958
Noble Energy Inc.	8.250%	3/1/19	590,000	604,332
Occidental Petroleum Corp.	6.750%	1/15/12	1,310,000	1,408,863
Pemex Project Funding Master Trust	5.750%	3/1/18	190,000	158,650
Shell International Finance BV	4.000%	3/21/14	2,540,000	2,575,639
Sonat Inc.	7.625%	7/15/11	3,954,000	3,819,833
The Williams Cos. Inc.	7.125%	9/1/11	600,000	597,000
The Williams Cos. Inc.	8.125%	3/15/12	1,540,000	1,563,100
The Williams Cos. Inc.	7.875%	9/1/21	720,000	666,000
The Williams Cos. Inc.	7.500%	1/15/31	310,000	244,900
The Williams Cos. Inc.	7.750%	6/15/31	750,000	607,500
The Williams Cos. Inc.	8.750%	3/15/32	2,040,000	1,851,300
XTO Energy Inc.	7.500%	4/15/12	859,000	899,666
XTO Energy Inc.	6.250%	4/15/13	1,645,000	1,699,237
XTO Energy Inc.	5.750%	12/15/13	200,000	202,192
XTO Energy Inc.	5.650%	4/1/16	1,682,000	1,605,259
				40,449,987
Paper and Forest Products — 0.3%
Willamette Industries Inc.	7.125%	7/22/13	1,839,000	1,804,853

Pharmaceuticals — 1.0%
Abbott Laboratories	5.125%	4/1/19	1,270,000	1,277,276
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	1,690,000	1,733,446
Pfizer Inc.	6.200%	3/15/19	1,380,000	1,470,691
Roche Holdings Inc.	6.000%	3/1/19	1,030,000	1,060,139	(D)
				5,541,552

Portfolio of Investments — Continued

Western Asset Intermediate Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Real Estate Investment Trusts (REITs) — 0.3%
iStar Financial Inc.	5.500%	6/15/12	$3,980,000	$1,353,200
iStar Financial Inc.	5.950%	10/15/13	1,400,000	420,000
				1,773,200
Thrifts and Mortgage Finance — 0.7%
Countrywide Financial Corp.	5.800%	6/7/12	4,400,000	3,821,127

Tobacco — 1.0%
Altria Group Inc.	9.700%	11/10/18	1,940,000	2,111,690	(E)
Philip Morris International Inc.	5.650%	5/16/18	3,300,000	3,278,900
				5,390,590
Wireless Telecommunication Services — 1.1%
New Cingular Wireless Services Inc.	8.125%	5/1/12	3,000,000	3,270,621
Sprint Capital Corp.	8.375%	3/15/12	2,669,000	2,402,100
Vodafone Group PLC	5.350%	2/27/12	70,000	71,069
				5,743,790
Total Corporate Bonds and Notes (Cost — $278,027,881)				225,103,483

Asset-Backed Securities — 2.2%
Fixed Rate Securities — 0.1%
ABFS Mortgage Loan Trust 2002-3	4.263%	9/15/33	37,060	33,780
Conseco Finance Securitizations Corp. 2000-4	8.310%	5/1/32	558,075	286,046
UCFC Home Equity Loan 1998-D	6.905%	4/15/30	618,201	435,880
				755,706
Indexed Securities(B) — 1.8%
AFC Home Equity Loan Trust 2003-3	0.872%	10/25/30	667,549	360,276	(D)
Bear Stearns Asset Backed Securities Trust 2007-HE6 1A1	1.772%	6/25/37	2,265,454	1,258,389
Countrywide Asset-Backed Certificates 2002-BC1	1.182%	4/25/32	319,788	173,450
Countrywide Asset-Backed Certificates 2005-6 M1	1.012%	12/25/35	1,950,000	1,466,951
Indymac Home Equity Loan Asset-Backed Trust 2001-A	0.782%	3/25/31	210,702	139,602
MSDWCC Heloc Trust 2003-1	0.792%	11/25/15	470,481	226,015
Nelnet Student Loan Trust 2008-4 A4	2.639%	4/25/24	1,140,000	990,054
Washington Mutual Master Note Trust 2006-A3A A3	0.586%	9/16/13	5,180,000	4,980,930	(D)
				9,595,667
Variable Rate Securities(F) — 0.3%
Green Tree 2008-MH1 A2	8.970%	4/25/38	2,170,000	1,582,583	(D)

Total Asset-Backed Securities (Cost — $14,229,876)				11,933,956

Mortgage-Backed Securities — 6.1%
Fixed Rate Securities — 2.2%
CS First Boston Mortgage Securities Corp. 2005-9 3A1	6.000%	10/25/35	1,748,080	1,126,419
Fannie Mae Grantor Trust 2002-T3	5.763%	12/25/11	3,663,449	3,956,160
Prime Mortgage Trust 2006-DR1 2A2	6.000%	11/25/36	1,740,479	1,208,545	(D)
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	2,373,076	2,148,452
Virginia Housing Development Mortgage Bonds Pass-Through Certificates 2006	6.000%	6/25/34	3,599,257	3,375,311
				11,814,887

Portfolio of Investments — Continued

Western Asset Intermediate Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities(B) — 2.0%
Bayview Commercial Asset Trust 2005-1A A2	0.872%	4/25/35	$1,281,847	$650,500	(D)
Citigroup Mortgage Loan Trust Inc. 2005-11 A3	4.900%	12/25/35	2,403,835	1,798,457
Countrywide Home Loans 2003-49	3.697%	10/25/33	334,466	322,624
First Horizon Mortgage Pass-Through Trust 2003-AR2 2A1	4.377%	7/25/33	1,138,327	882,050
GMAC Mortgage Corp. Loan Trust 2005-AR5 3A1	5.071%	9/19/35	1,191,271	971,963
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1	6.165%	11/25/37	2,746,819	1,510,010
MASTR Adjustable Rate Mortgages Trust 2004-13	3.788%	11/21/34	6,815,190	3,673,682
Structured Asset Mortgage Investments Inc. 2004-AR8 A1	0.896%	5/19/35	1,577,111	779,505
				10,588,791
Variable Rate Securities(F) — 1.9%
Banc of America Funding Corp. 2005-B	5.090%	4/20/35	1,739,520	883,277
Bear Stearns Alt-A Trust 2005-2	4.684%	4/25/35	1,293,191	602,056
Citigroup Mortgage Loan Trust Inc. 2005-8 1A1A	5.307%	10/25/35	1,485,123	957,810
Countrywide Home Loans 2004-20	4.216%	9/25/34	464,656	295,574
JP Morgan Mortgage Trust 2004-A3 SF3	4.588%	6/25/34	1,712,987	1,424,053
Merrill Lynch Mortgage Investors Inc. 2005-A2	4.485%	2/25/35	1,301,247	888,786
Merrill Lynch Mortgage Investors Trust 2004-A1 2A1	4.876%	2/25/34	1,603,727	1,238,063
MLCC Mortgage Investors Inc. 2005-1 2A1	4.967%	4/25/35	577,848	378,592
MLCC Mortgage Investors Inc. 2005-1 2A2	4.967%	4/25/35	1,798,229	1,256,594
SACO I Trust 2007-VA1 A	8.965%	6/25/21	1,681,565	1,764,601	(D)
WaMu Mortgage Pass-Through Certificates 2004-AR11	4.546%	10/25/34	280,910	209,872
				9,899,278
Total Mortgage-Backed Securities (Cost — $43,346,943)				32,302,956

U.S. Government and Agency Obligations — 17.7%
Fixed Rate Securities — 14.7%
Fannie Mae	7.250%	1/15/10	162,000	169,912	(G)
Farmer Mac	4.875%	4/4/12	2,561,000	2,772,984
Farmer Mac	5.125%	4/19/17	2,800,000	3,057,320	(D)
Federal Home Loan Bank	3.625%	9/16/11	5,630,000	5,888,558
Federal Home Loan Bank	3.625%	10/18/13	880,000	917,879
Federal Home Loan Bank	5.500%	7/15/36	130,000	148,450
Freddie Mac	2.125%	3/23/12	13,660,000	13,763,515	(G)
Freddie Mac	5.250%	4/18/16	4,210,000	4,763,918	(G)
Tennessee Valley Authority	5.625%	1/18/11	373,000	400,173
Tennessee Valley Authority	6.790%	5/23/12	2,747,000	3,128,643
Tennessee Valley Authority	5.980%	4/1/36	70,000	79,706
United States Treasury Bonds	8.875%	8/15/17	10,000	14,591
United States Treasury Notes	1.750%	3/31/14	25,000,000	25,085,950
United States Treasury Notes	2.375%	3/31/16	11,760,000	11,836,252
United States Treasury Notes	2.750%	2/15/19	5,910,000	5,942,328
				77,970,179

Portfolio of Investments — Continued

Western Asset Intermediate Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
Treasury Inflation-Protected Securities(H) — 3.0%
United States Treasury Inflation-Protected Security	2.000%	1/15/14	$384	$396
United States Treasury Inflation-Protected Security	1.875%	7/15/15	2,108,854	2,163,554
United States Treasury Inflation-Protected Security	2.000%	1/15/16	1,495,506	1,542,707
United States Treasury Inflation-Protected Security	2.500%	7/15/16	3,815,601	4,077,923	(I)
United States Treasury Inflation-Protected Security	2.625%	7/15/17	1,752,009	1,902,573	(I)
United States Treasury Inflation-Protected Security	1.375%	7/15/18	881,109	873,950	(I)
United States Treasury Inflation-Protected Security	2.375%	1/15/25	1,538,853	1,598,963	(I)
United States Treasury Inflation-Protected Security	2.000%	1/15/26	359	355
United States Treasury Inflation-Protected Security	1.750%	1/15/28	2,559,609	2,450,826	(I)
United States Treasury Inflation-Protected Security	2.500%	1/15/29	1,415,952	1,533,210
				16,144,457
Total U.S. Government and Agency Obligations (Cost — $90,969,149)				94,114,636

U.S. Government Agency Mortgage-Backed Securities — 7.7%
Fixed Rate Securities — 4.9%
Fannie Mae	6.500%	6/1/14	74,797	79,751	(G)
Fannie Mae	8.000%	9/1/15	26,780	27,956	(G)
Fannie Mae	9.500%	4/15/21	26,301	28,755	(G)
Fannie Mae	5.000%	6/1/35 to 2/1/36	11,582,834	11,978,954	(G)
Fannie Mae	5.500%	7/1/38	2,753,705	2,860,901	(G)
Freddie Mac	6.500%	6/1/13 to 6/1/14	28,361	30,308	(G)
Freddie Mac	7.500%	4/1/17	763	790	(G)
Freddie Mac	9.300%	4/15/19	34,710	37,765	(G)
Freddie Mac	5.000%	11/1/35	403,447	417,146	(G)
Freddie Mac	5.500%	4/1/38	10,038,931	10,427,865	(G)
				25,890,191
Indexed Securities(B) — 2.8%
Fannie Mae	4.343%	3/1/18	15,872	15,799	(G)
Fannie Mae	4.337%	11/1/34	402,127	407,636	(G)
Fannie Mae	4.233%	12/1/34	570,764	581,858	(G)
Fannie Mae	4.853%	1/1/35	2,791,714	2,803,858	(G)
Fannie Mae	3.787%	3/1/35	793,962	795,105	(G)
Fannie Mae	4.764%	4/1/35	706,641	724,161	(G)
Fannie Mae	5.744%	9/1/37	4,772,657	4,956,739	(G)
Freddie Mac	4.724%	1/1/19	6,983	7,011	(G)
Freddie Mac	4.372%	12/1/34	204,830	208,850	(G)
Freddie Mac	4.462%	12/1/34	1,099,534	1,121,660	(G)
Freddie Mac	4.087%	1/1/35	195,646	199,262	(G)
Freddie Mac	4.159%	1/1/35	356,348	363,502	(G)
Freddie Mac	4.679%	7/1/35	2,575,727	2,625,977	(G)
				14,811,418
Stripped Securities — N.M.
Fannie Mae	0.000%	5/25/22	3,838	3,690	(G),(K2),(L)
Freddie Mac	10.000%	3/1/21	3,321	588	(G),(K1),(L)
				4,278
Total U.S. Government Agency Mortgage-Backed Securities (Cost — $38,959,173)				40,705,887

Portfolio of Investments — Continued

Western Asset Intermediate Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Yankee Bonds(M) — 8.7%
Aerospace and Defense — 0.2%
Systems 2001 Asset Trust	6.664%	9/15/13	$892,944	$839,368	(D)

Beverages — 0.5%
Diageo Capital PLC	7.375%	1/15/14	2,620,000	2,878,618

Commercial Banks — 2.1%
ANZ National (Int’l) Ltd.	3.250%	4/2/12	1,610,000	1,607,859	(D)
Barclays Bank PLC	7.434%	9/29/49	390,000	162,018	(A),(D)
Barclays Bank PLC	7.700%	12/31/49	900,000	395,433	(A),(D)
Glitnir Banki Hf	5.815%	1/21/11	4,430,000	476,225	(B),(C),(D),(L)
Glitnir Banki Hf	6.329%	7/28/11	120,000	12,900	(B),(C),(D),(L)
Glitnir Banki Hf	5.678%	1/18/12	100,000	10,750	(B),(C),(D),(L)
Glitnir Banki Hf	6.375%	9/25/12	1,980,000	212,850	(C),(D),(L)
Glitnir Banki Hf	6.693%	6/15/16	910,000	91	(A),(C),(D),(L)
HBOS Treasury Services PLC	4.000%	9/15/09	1,240,000	1,221,667	(D)
Kaupthing Bank Hf	5.750%	10/4/11	4,090,000	209,612	(C),(D),(L)
Kaupthing Bank Hf	7.625%	2/28/15	1,590,000	123,225	(C),(D),(L)
Landsbanki Islands Hf	6.100%	8/25/11	2,330,000	5,825	(C),(D),(L)
Landsbanki Islands Hf	7.431%	12/31/49	1,830,000	183	(A),(C),(D),(L)
Resona Preferred Global Securities	7.191%	12/29/49	4,640,000	2,134,400	(A),(D)
Royal Bank of Scotland Group PLC	9.118%	3/31/49	2,431,000	1,191,190
RSHB Capital SA	6.299%	5/15/17	270,000	186,867	(D)
Santander Issuances	5.805%	6/20/16	1,030,000	766,120	(A),(D)
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	4,565,000	776,050	(A),(D)
VTB Capital SA for Vneshtorgbank	2.870%	11/2/09	1,850,000	1,790,060	(B),(D)
				11,283,325
Diversified Financial Services — 1.1%
Aiful Corp.	5.000%	8/10/10	3,491,000	1,221,850	(D)
MUFG Capital Finance 1 Ltd.	6.346%	7/29/49	3,402,000	2,279,340	(A)
TNK-BP Finance SA	6.875%	7/18/11	2,783,000	2,504,700	(D)
				6,005,890
Diversified Telecommunication Services — 1.8%
Deutsche Telekom International Finance BV	5.750%	3/23/16	1,800,000	1,766,009
Telecom Italia Capital SpA	5.250%	10/1/15	1,400,000	1,180,416
Telecom Italia Capital SpA	6.999%	6/4/18	2,000,000	1,812,774
Telefonica Emisiones S.A.U.	1.555%	2/4/13	5,230,000	4,566,548	(B)
				9,325,747
Energy Equipment and Services — 0.3%
Transocean Inc.	5.250%	3/15/13	1,670,000	1,674,195

Foreign Government — N.M.
Russian Federation	7.500%	3/31/30	17,369	16,377	(D)

Industrial Conglomerates — 0.4%
Tyco International Group SA	6.000%	11/15/13	2,358,000	2,218,545

Insurance — 0.2%
Merna Reinsurance Ltd.	2.970%	6/30/12	1,300,000	1,197,560	(B),(D)

Portfolio of Investments — Continued

Western Asset Intermediate Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Metals and Mining — 0.9%
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	$1,000,000		$1,013,140
Vale Overseas Ltd.	6.250%	1/23/17	3,560,000		3,508,750
					4,521,890
Oil, Gas and Consumable Fuels — 1.1%
Anadarko Finance Co.	6.750%	5/1/11	720,000		726,516
BP Capital Markets PLC	5.250%	11/7/13	1,250,000		1,337,934
Gazprom	6.212%	11/22/16	1,710,000		1,239,750	(D)
Gazprom	6.510%	3/7/22	940,000		606,300	(D)
Petroleos Mexicanos	8.000%	5/3/19	1,720,000		1,677,000	(D)
					5,587,500
Wireless Telecommunication Services — 0.1%
America Movil SA de CV	5.625%	11/15/17	680,000		616,682

Total Yankee Bonds (Cost — $76,450,579)					46,165,697

Preferred Stocks — 0.1%
Fannie Mae	8.250%		61,925	shs	43,967	(G),(N)
Freddie Mac	8.375%		84,900		39,054	(G),(N)
Home Ownership Funding Corp.	1.000%		600		59,133	(D),(L)
Home Ownership Funding Corp. II	1.000%		1,800		177,397	(D),(L)
Preferred Blocker Inc.	7.000%		238		47,384	(D),(N)

Total Preferred Stocks (Cost — $5,672,235)					366,935

Total Long-Term Securities (Cost — $547,655,836)					450,693,550

Short-Term Securities — 15.1%
U.S. Government and Agency Obligations — 12.6%
Fannie Mae	0.000%	5/5/09	$38,600,000		38,554,431	(G),(J)
Federal Home Loan Bank	0.000%	5/29/09	25,200,000		25,184,572	(J)
Freddie Mac	0.000%	4/20/09	2,900,000		2,899,694	(G),(I),(J)
					66,638,697
Options Purchased(O) — 0.1%
Barclays Swaption Call, May 2009, Strike Price $2.72			21,200,000	(P)	400,831
Eurodollar Futures Call, June 2009, Strike Price $99.88			244	(P)	1,525
Eurodollar Futures Call, September 2009, Strike Price $99.00			233	(P)	81,550
					483,906
Repurchase Agreement — 2.4%
Goldman, Sachs & Co. 0.12%, dated 3/31/09, to be repurchased at $12,734,042 on 4/1/09 (Collateral: $11,820,000 Federal Home Loan Bank, 4.750% due 12/16/16, value $12,987,225)			12,734,000		12,734,000

Total Short-Term Securities (Cost — $79,879,489)					79,856,603
Total Investments — 100.1% (Cost — $627,535,325)(Q)					530,550,153
Other Assets Less Liabilities — (0.1)%					(570,033)

Net Assets — 100.0%					$529,980,120

Portfolio of Investments — Continued

Western Asset Intermediate Bond Portfolio — Continued

	Expiration	Actual Contracts	Appreciation/ (Depreciation)

Futures Contracts Purchased(O)
Eurodollar Futures	June 2009	117	454,802
Eurodollar Futures	September 2009	51	17,595
U.S. Treasury Note Futures	June 2009	109	322,799
U.S. Treasury Note Futures	June 2009	533	612,593
U.S. Treasury Note Futures	June 2009	217	166,852
			$1,574,641
Options Written(O)
Barclays Swaption Call, Strike Price $2.30	May 2009	42,400,000	59,453
Eurodollar Futures Call, Strike Price $97.63	September 2009	16	(39,880)
Eurodollar Futures Call, Strike Price $99.25	September 2009	233	(12,815)
Eurodollar Futures Put, Strike Price $99.00	June 2009	244	—
U.S. Treasury Note Futures Put, Strike Price $115.50	May 2009	178	88,149
			$94,907

N.M.	Not Meaningful.
(A)

Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

(B)

Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of March 31, 2009.

(C)	Bond is currently in default.
(D)

Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid unless otherwised noted, represent 9.05% of net assets.

(E)	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
(F)	The coupon rates shown on variable rate securities are the rates at March 31, 2009. These rates vary with the weighted average coupon of the underlying loans.
(G)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
(H)

Treasury Inflation-Protected Security —Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

(I)	All or a portion of this security is collateral to cover futures and options contracts written.
(J)	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
(K)

Stripped Security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

(L)	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
(M)	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
(N)	Non-income producing.
(O)	Options and futures are described in more detail in the notes to financial statements.
(P)	Par represents actual number of contracts.
(Q)

Aggregate cost for federal income tax purposes is substantially the same as book cost. At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,934,081
Gross unrealized depreciation	(105,919,253)
Net unrealized depreciation	$(96,985,172)

Net Asset Value Per Share:

Institutional Class	$9.24

Institutional Select Class	$9.24

Quarterly Report to Shareholders

Portfolio of Investments

Western Asset Intermediate Plus Bond Portfolio

March 31, 2009 (Unaudited)

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — 84.8%
Corporate Bonds and Notes — 41.5%
Aerospace and Defense — 0.3%
Boeing Co.	6.000%	3/15/19	$180,000		$184,875

Airlines — 0.2%
Delta Air Lines Inc.	6.821%	8/10/22	272,268		182,420

Automobiles — 0.5%
DaimlerChrysler NA Holding Corp.	6.500%	11/15/13	380,000		344,300
Ford Motor Co.	7.450%	7/16/31	110,000		34,925
General Motors Corp.	8.375%	7/5/33	50,000	EUR	11,941
General Motors Corp.	8.375%	7/15/33	120,000		14,400
					405,566
Beverages — 0.3%
Bottling Group LLC	6.950%	3/15/14	190,000		216,036

Capital Markets — 2.1%
Goldman Sachs Capital II	5.793%	12/29/49	1,320,000		549,570	(A)
Lehman Brothers Holdings Capital Trust VII	5.857%	12/31/49	920,000		92	(A),(B)
Lehman Brothers Holdings Capital Trust VIII	3.915%	5/29/49	20,000		2	(B),(C)
Lehman Brothers Holdings Inc.	4.500%	7/26/10	140,000		17,850	(B)
Merrill Lynch and Co. Inc.	5.700%	5/2/17	420,000		248,688
Merrill Lynch and Co. Inc.	6.875%	4/25/18	220,000		172,060
Morgan Stanley	5.550%	4/27/17	310,000		275,851
The Bear Stearns Cos. Inc.	7.250%	2/1/18	330,000		340,796
					1,604,909
Chemicals — 0.3%
Lubrizol Corp.	8.875%	2/1/19	170,000		174,834
The Dow Chemical Co.	5.700%	5/15/18	70,000		50,121
					224,955
Commercial Banks — 2.6%
Bank of the West	2.150%	3/27/12	670,000		671,251
Comerica Capital Trust II	6.576%	2/20/37	130,000		37,883	(A)
SunTrust Capital VIII	6.100%	12/15/36	80,000		44,850	(A)
Wachovia Capital Trust III	5.800%	8/29/49	1,350,000		486,000	(A)
Wells Fargo and Co.	5.250%	10/23/12	270,000		262,362
Wells Fargo Capital X	5.950%	12/15/36	640,000		432,000
					1,934,346
Communications Equipment — 0.2%
EchoStar DBS Corp.	7.750%	5/31/15	130,000		119,600

Consumer Finance — 4.8%
American Express Co.	6.800%	9/1/66	710,000		342,429	(A)
Ford Motor Credit Co.	5.544%	4/15/09	1,200,000		1,185,000	(C)
Ford Motor Credit Co.	4.010%	1/13/12	1,160,000		730,800	(C)
GMAC LLC	6.875%	9/15/11	443,000		314,805	(D)
GMAC LLC	6.000%	12/15/11	747,000		508,565	(D)

Portfolio of Investments — Continued

Western Asset Intermediate Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Consumer Finance — Continued
GMAC LLC	7.500%	12/31/13	$108,000	$51,913	(D)
GMAC LLC	6.750%	12/1/14	24,000	13,947	(D)
GMAC LLC	8.000%	12/31/18	90,000	26,128	(D)
John Deere Capital Corp.	5.100%	1/15/13	100,000	100,708
Nelnet Inc.	7.400%	9/29/36	250,000	36,497	(A)
SLM Corp.	1.459%	1/27/14	700,000	320,918	(C)
				3,631,710
Diversified Financial Services — 5.9%
AGFC Capital Trust I	6.000%	1/15/67	520,000	47,123	(A),(D)
BAC Capital Trust XIII	1.720%	3/15/43	120,000	22,660	(C)
BAC Capital Trust XIV	5.630%	12/31/49	10,000	2,200	(A)
Bank of America Corp.	3.125%	6/15/12	480,000	496,582
Bank of America Corp.	8.000%	12/29/49	300,000	120,147	(A)
Beaver Valley II Funding	9.000%	6/1/17	203,000	201,218
General Electric Capital Corp.	2.200%	6/8/12	280,000	281,808
General Electric Capital Corp.	5.450%	1/15/13	460,000	442,985
General Electric Capital Corp.	6.375%	11/15/67	380,000	184,521	(A)
Glen Meadow Pass-Through Certificates	6.505%	2/12/67	450,000	101,373	(A),(D)
ILFC E-Capital Trust I	5.900%	12/21/65	170,000	25,649	(A),(D)
JPMorgan Chase and Co.	2.200%	6/15/12	300,000	302,370
JPMorgan Chase and Co.	2.125%	6/22/12	1,370,000	1,376,606
JPMorgan Chase Capital XXII	6.450%	2/2/37	380,000	240,273	(A)
The Williams Cos. Inc. Credit Linked Certificate Trust	6.750%	4/15/09	170,000	169,575	(D)
The Williams Cos. Inc. Credit Linked Certificate Trust	4.420%	5/1/09	255,000	254,740	(C),(D)
TNK-BP Finance SA	7.500%	3/13/13	100,000	82,500	(D)
ZFS Finance USA Trust II	6.450%	12/15/65	240,000	103,706	(A),(D)
				4,456,036
Diversified Telecommunication Services — 1.2%
AT&T Inc.	5.600%	5/15/18	150,000	145,966
AT&T Inc.	5.800%	2/15/19	240,000	234,944
Citizens Communications Co.	7.875%	1/15/27	40,000	27,000
Embarq Corp.	6.738%	6/1/13	110,000	102,575
Embarq Corp.	7.082%	6/1/16	250,000	225,000
Qwest Communications International Inc.	7.500%	2/15/14	90,000	77,850
Qwest Corp.	4.570%	6/15/13	70,000	60,025	(C)
Windstream Corp.	8.625%	8/1/16	30,000	29,475
				902,835
Electric Utilities — 1.1%
Duke Energy Corp.	6.250%	1/15/12	200,000	212,660
Duke Energy Corp.	5.625%	11/30/12	160,000	169,160
Duke Energy Corp.	6.300%	2/1/14	10,000	10,237
Energy Future Holdings Corp.	11.250%	11/1/17	250,000	105,625	(E)
Exelon Corp.	6.750%	5/1/11	300,000	303,976
				801,658

Portfolio of Investments — Continued

Western Asset Intermediate Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Energy Equipment and Services — 0.2%
Key Energy Services Inc.	8.375%	12/1/14	$70,000	$44,100
Smith International Inc.	9.750%	3/15/19	130,000	135,794
				179,894
Food and Staples Retailing — 0.9%
Safeway Inc.	6.500%	3/1/11	220,000	230,717
Wal-Mart Stores Inc.	4.250%	4/15/13	370,000	389,137
Walgreen Co.	5.250%	1/15/19	80,000	80,236
				700,090
Health Care Equipment and Supplies — 0.3%
Hospira Inc.	5.550%	3/30/12	200,000	202,527

Health Care Providers and Services — 1.9%
DaVita Inc.	7.250%	3/15/15	30,000	28,838
HCA Inc.	8.750%	9/1/10	50,000	49,750
HCA Inc.	6.250%	2/15/13	30,000	22,500
HCA Inc.	6.750%	7/15/13	70,000	52,325
HCA Inc.	9.125%	11/15/14	10,000	9,400
HCA Inc.	9.250%	11/15/16	90,000	81,900
HCA Inc.	9.625%	11/15/16	60,000	47,850	(E)
Quest Diagnostics Inc.	7.500%	7/12/11	320,000	334,721
Tenet Healthcare Corp.	9.875%	7/1/14	170,000	132,600
UnitedHealth Group Inc.	6.000%	11/15/17	440,000	393,728
Universal Health Services Inc.	6.750%	11/15/11	240,000	231,826
WellPoint Inc.	5.875%	6/15/17	10,000	9,401
				1,394,839
Independent Power Producers and Energy Traders — 0.8%
Dynegy Holdings Inc.	7.750%	6/1/19	70,000	45,500
Edison Mission Energy	7.625%	5/15/27	70,000	42,000
Mirant Mid Atlantic LLC	10.060%	12/30/28	97,429	92,558
NRG Energy Inc.	7.375%	2/1/16	60,000	55,800
The AES Corp.	7.750%	10/15/15	50,000	43,625
The AES Corp.	8.000%	6/1/20	160,000	129,600	(D)
TXU Corp.	5.550%	11/15/14	480,000	178,602
				587,685
Insurance — 1.2%
Allstate Life Global Funding Trust	5.375%	4/30/13	300,000	290,182
American International Group Inc.	5.850%	1/16/18	40,000	15,660
American International Group Inc.	8.250%	8/15/18	100,000	42,789	(D)
Genworth Life Insurance Co.	5.875%	5/3/13	190,000	127,757	(D)
MetLife Capital Trust IV	7.875%	12/15/37	450,000	238,500	(A),(D)
MetLife Inc.	6.400%	12/15/36	10,000	4,200	(A)
Metropolitan Life Global Funding I	5.125%	4/10/13	190,000	173,525	(D)
The Travelers Cos. Inc.	6.250%	3/15/37	30,000	15,920	(A)
				908,533
IT Services — N.M.
SunGard Data Systems Inc.	10.250%	8/15/15	30,000	21,000

Machinery — N.M.
Terex Corp.	7.375%	1/15/14	20,000	17,300

Portfolio of Investments — Continued

Western Asset Intermediate Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Media — 1.5%
CSC Holdings Inc.	7.625%	4/1/11	$60,000	$59,550
News America Inc.	5.300%	12/15/14	220,000	206,796
News America Inc.	6.650%	11/15/37	10,000	7,493
Reed Elsevier Capital Inc.	8.625%	1/15/19	150,000	153,796
Time Warner Cable Inc.	8.250%	2/14/14	300,000	313,590
Time Warner Inc.	6.875%	5/1/12	200,000	203,560
Turner Broadcasting System Inc.	8.375%	7/1/13	130,000	134,388
Viacom Inc.	5.750%	4/30/11	60,000	58,450
				1,137,623
Metals and Mining — 0.8%
Alcoa Inc.	6.000%	7/15/13	190,000	151,651
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	410,000	383,350
Steel Dynamics Inc.	7.750%	4/15/16	50,000	34,250	(D)
				569,251
Multi-Utilities — 0.6%
Dominion Resources Inc.	5.700%	9/17/12	280,000	285,449
Dominion Resources Inc.	8.875%	1/15/19	140,000	158,493
				443,942
Multiline Retail — 0.4%
Federated Retail Holdings Inc.	5.350%	3/15/12	140,000	109,894
JC Penney Corp. Inc.	5.750%	2/15/18	80,000	56,260
May Department Stores Co.	5.750%	7/15/14	210,000	137,977
				304,131
Office Electronics — 0.3%
Xerox Corp.	5.500%	5/15/12	300,000	259,821

Oil, Gas and Consumable Fuels — 8.0%
Anadarko Petroleum Corp.	5.950%	9/15/16	220,000	189,482
Chesapeake Energy Corp.	9.500%	2/15/15	15,000	14,587
Chesapeake Energy Corp.	7.250%	12/15/18	55,000	45,169
ConocoPhillips	5.750%	2/1/19	500,000	503,314
Devon Energy Corp.	6.300%	1/15/19	270,000	263,432
El Paso Corp.	7.000%	5/15/11	80,000	76,514
El Paso Corp.	6.875%	6/15/14	540,000	480,988
El Paso Corp.	7.000%	6/15/17	70,000	59,618
Enbridge Energy Partners LP	9.875%	3/1/19	100,000	103,094
Energy Transfer Partners LP	9.700%	3/15/19	130,000	138,056
Enterprise Products Operating LLP	6.300%	9/15/17	340,000	313,386
Hess Corp.	8.125%	2/15/19	300,000	309,261
KazMunaiGaz Exploration Production - GDR	8.375%	7/2/13	250,000	207,500	(D)
Kerr-McGee Corp.	6.875%	9/15/11	650,000	664,343
Kinder Morgan Energy Partners LP	6.000%	2/1/17	470,000	441,414
Noble Energy Inc.	8.250%	3/1/19	90,000	92,186
Occidental Petroleum Corp.	6.750%	1/15/12	200,000	215,094
Pemex Project Funding Master Trust	5.750%	3/1/18	250,000	208,750
SemGroup LP	8.750%	11/15/15	20,000	700	(B),(D),(F)
Shell International Finance BV	4.000%	3/21/14	380,000	385,332
The Williams Cos. Inc.	3.435%	10/1/10	280,000	262,185	(C),(D)

Portfolio of Investments — Continued

Western Asset Intermediate Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Oil, Gas and Consumable Fuels — Continued
The Williams Cos. Inc.	6.375%	10/1/10	$60,000	$59,039	(D)
The Williams Cos. Inc.	7.875%	9/1/21	110,000	101,750
The Williams Cos. Inc.	7.500%	1/15/31	40,000	31,600
The Williams Cos. Inc.	7.750%	6/15/31	110,000	89,100
The Williams Cos. Inc.	8.750%	3/15/32	10,000	9,075
XTO Energy Inc.	7.500%	4/15/12	100,000	104,734
XTO Energy Inc.	6.250%	4/15/13	190,000	196,264
XTO Energy Inc.	5.650%	4/1/16	460,000	439,012
				6,004,979
Paper and Forest Products — 0.2%
Weyerhaeuser Co.	6.750%	3/15/12	180,000	173,141

Pharmaceuticals — 1.1%
Abbott Laboratories	5.125%	4/1/19	180,000	181,031
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	250,000	256,427
Pfizer Inc.	6.200%	3/15/19	200,000	213,144
Roche Holdings Inc.	6.000%	3/1/19	150,000	154,389	(D)
				804,991
Real Estate Investment Trusts (REITs) — 0.4%
iStar Financial Inc.	5.500%	6/15/12	470,000	159,800
iStar Financial Inc.	5.950%	10/15/13	310,000	93,000
Ventas Inc.	9.000%	5/1/12	30,000	29,925
				282,725
Real Estate Management and Development — N.M.
Realogy Corp.	12.375%	4/15/15	150,000	25,500

Road and Rail — N.M.
Hertz Corp.	10.500%	1/1/16	50,000	21,750

Semiconductors and Semiconductor Equipment — N.M.
Freescale Semiconductor Inc.	8.875%	12/15/14	90,000	18,900

Thrifts and Mortgage Finance — 0.7%
Countrywide Financial Corp.	5.800%	6/7/12	600,000	521,063

Tobacco — 1.0%
Altria Group Inc.	9.700%	11/10/18	290,000	315,665	(G)
Philip Morris International Inc.	5.650%	5/16/18	400,000	397,442
				713,107
Wireless Telecommunication Services — 1.7%
New Cingular Wireless Services Inc.	8.125%	5/1/12	400,000	436,083
Sprint Capital Corp.	8.375%	3/15/12	590,000	531,000
Vodafone Group PLC	5.350%	2/27/12	330,000	335,039
				1,302,122
Total Corporate Bonds and Notes (Cost — $40,116,699)				31,259,860

Asset-Backed Securities — 1.5%
Indexed Securities(C) — 1.5%
Countrywide Asset-Backed Certificates 2005-6 M1	1.012%	12/25/35	320,000	240,730

Portfolio of Investments — Continued

Western Asset Intermediate Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Asset-Backed Securities — Continued
Indexed Securities — Continued
GSAA Home Equity Trust 2007-7 A4	0.792%	7/25/37	$410,000	$94,497
Nelnet Student Loan Trust 2008-4 A4	2.639%	4/25/24	170,000	147,640
Washington Mutual Master Note Trust 2006-A3A A3	0.586%	9/15/13	700,000	673,099	(D)

Total Asset-Backed Securities (Cost — $1,397,121)				1,155,966

Mortgage-Backed Securities — 3.5%
Fixed Rate Securities — 0.5%
CS First Boston Mortgage Securities Corp. 2005-9 3A1	6.000%	10/25/35	287,124	185,016
Residential Accredit Loans Inc. 2006-QS8 A2	6.000%	8/25/36	400,000	163,580
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1	7.000%	3/25/34	15,167	11,887
				360,483
Indexed Securities(C) — 1.2%
GMAC Mortgage Corp. Loan Trust 2005-AR5 3A1	5.071%	9/19/35	120,357	98,200
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1	6.165%	11/25/37	376,277	206,851
MASTR Adjustable Rate Mortgages Trust 2004-13	3.788%	11/21/34	550,000	296,474
MLCC Mortgage Investors Inc. 2004-B	4.569%	5/25/29	10,838	8,469
Residential Accredit Loans Inc. 2007-QS1 2A2	0.882%	1/25/37	634,828	268,226
				878,220
Variable Rate Securities(H) — 1.8%
Banc of America Funding Corp. 2005-B	5.090%	4/20/35	141,718	71,960
Bear Stearns Alt-A Trust 2005-2	4.684%	4/25/35	97,711	45,490
Countrywide Home Loans 2004-20	4.216%	9/25/34	11,120	7,074
JP Morgan Mortgage Trust 2004-A3	4.315%	7/25/34	340,024	269,721
MASTR Adjustable Rate Mortgages Trust 2007-R5 A1	5.649%	11/25/35	288,629	155,886	(D)
Merrill Lynch Mortgage Investors Trust 2004-A1 2A1	4.876%	2/25/34	221,615	171,085
MLCC Mortgage Investors Inc. 2005-1 2A1	4.967%	4/25/35	42,575	27,894
MLCC Mortgage Investors Inc. 2005-1 2A2	4.967%	4/25/35	138,368	96,691
Structured Adjustable Rate Mortgage Loan Trust 2004-6 3A2	4.718%	6/25/34	136,483	95,374
Structured Asset Securities Corp. 2003-31A 2A7	4.526%	10/25/33	107,179	80,718
Washington Mutual Inc. 2005-AR12	4.830%	10/25/35	344,619	209,635
Washington Mutual Inc. 2005-AR4	4.670%	4/25/35	300,000	131,220
				1,362,748
Total Mortgage-Backed Securities (Cost — $4,135,012)				2,601,451

U.S. Government and Agency Obligations — 22.5%
Fixed Rate Securities — 19.3%
Farmer Mac	5.125%	4/19/17	400,000	436,760	(D)
Federal Home Loan Bank	4.500%	10/9/09	3,300,000	3,361,466
Federal Home Loan Bank	3.625%	9/16/11	3,760,000	3,932,678
Federal Home Loan Bank	3.625%	10/18/13	230,000	239,900
Federal Home Loan Bank	5.000%	12/21/15	540,000	602,747
Federal Home Loan Bank	5.500%	7/15/36	10,000	11,419
Freddie Mac	2.125%	3/23/12	1,240,000	1,249,397	(I)
Freddie Mac	5.250%	4/18/16	1,080,000	1,222,098	(I)
Tennessee Valley Authority	5.625%	1/18/11	10,000	10,729
Tennessee Valley Authority	6.790%	5/23/12	210,000	239,176

Portfolio of Investments — Continued

Western Asset Intermediate Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
Fixed Rate Securities — Continued
Tennessee Valley Authority	5.980%	4/1/36	$10,000	$11,387
United States Treasury Bonds	8.875%	8/15/17	30,000	43,772
United States Treasury Notes	1.750%	3/31/14	300,000	301,031
United States Treasury Notes	2.375%	3/31/16	1,100,000	1,107,132
United States Treasury Notes	2.750%	2/15/19	1,720,000	1,729,408
				14,499,100
Treasury Inflation-Protected Securities(J) — 3.2%
United States Treasury Inflation-Protected Security	1.875%	7/15/15	293,047	300,648	(K)
United States Treasury Inflation-Protected Security	2.000%	1/15/16	191,459	197,502	(K)
United States Treasury Inflation-Protected Security	2.500%	7/15/16	574,954	614,482	(K)
United States Treasury Inflation-Protected Security	2.625%	7/15/17	244,466	265,475	(K)
United States Treasury Inflation-Protected Security	1.375%	7/15/18	127,271	126,237	(K)
United States Treasury Inflation-Protected Security	2.375%	1/15/25	78,399	81,461	(K)
United States Treasury Inflation-Protected Security	1.750%	1/15/28	634,864	607,882	(K)
United States Treasury Inflation-Protected Security	2.500%	1/15/29	186,827	202,298
				2,395,985
Total U.S. Government and Agency Obligations (Cost — $16,236,293)				16,895,085

U.S. Government Agency Mortgage-Backed Securities — 7.1%
Fixed Rate Securities — 4.9%
Fannie Mae	5.000%	6/1/35 to 2/1/36	1,694,959	1,752,929	(I)
Fannie Mae	5.500%	7/1/38	613,327	637,203	(I)
Freddie Mac	5.500%	4/1/38	1,281,755	1,331,413	(I)
				3,721,545
Indexed Securities(C) — 2.2%
Fannie Mae	4.345%	12/1/34	347,453	353,649	(I)
Fannie Mae	4.519%	9/1/35	188,413	191,800	(I)
Fannie Mae	5.853%	8/1/37	351,425	365,581	(I)
Freddie Mac	4.087%	1/1/35	14,109	14,370	(I)
Freddie Mac	4.159%	1/1/35	26,854	27,393	(I)
Freddie Mac	6.092%	9/1/37	671,674	698,832	(I)
				1,651,625
Total U.S. Government Agency Mortgage-Backed Securities (Cost — $5,123,325)				5,373,170

Yankee Bonds(L) — 8.6%
Beverages — 0.2%
Diageo Capital PLC	7.375%	1/15/14	140,000	153,819

Commercial Banks — 2.0%
ANZ National (Int’l) Ltd.	3.250%	4/2/12	240,000	239,681	(D)
Banco Santiago SA	1.634%	12/9/09	200,000	195,006	(C),(D)
Barclays Bank PLC	7.700%	12/31/49	100,000	43,937	(A),(D)
Glitnir Banki Hf	5.815%	1/21/11	640,000	68,800	(B),(C),(D),(F)
Glitnir Banki Hf	5.678%	1/18/12	100,000	10,750	(B),(C),(D),(F)
Glitnir Banki Hf	6.375%	9/25/12	260,000	27,950	(B),(D),(F)
Glitnir Banki Hf	6.693%	6/15/16	100,000	10	(A),(B),(D),(F)
Kaupthing Bank Hf	5.750%	10/4/11	580,000	29,725	(B),(D)
Kaupthing Bank Hf	7.625%	2/28/15	360,000	27,900	(B),(D),(F)

Portfolio of Investments — Continued

Western Asset Intermediate Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Commercial Banks — Continued
Landsbanki Islands Hf	6.100%	8/25/11	$330,000	$825	(B),(D),(F)
Landsbanki Islands Hf	7.431%	10/19/17	250,000	25	(A),(B),(D),(F)
Resona Preferred Global Securities	7.191%	12/29/49	680,000	312,800	(A),(D)
Royal Bank of Scotland Group PLC	9.118%	3/31/49	180,000	88,200
Santander Issuances	5.805%	6/20/16	140,000	104,133	(A),(D)
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	650,000	110,500	(A),(D)
VTB Capital SA for Vneshtorgbank	2.870%	11/2/09	280,000	270,928	(C),(D)
				1,531,170
Diversified Financial Services — 1.0%
Aiful Corp.	5.000%	8/10/10	390,000	136,500	(D)
MUFG Capital Finance 1 Ltd.	6.346%	7/29/49	450,000	301,500	(A)
TNK-BP Finance SA	6.875%	7/18/11	380,000	342,000	(D)
				780,000
Diversified Telecommunication Services — 2.8%
British Telecommunications PLC	8.625%	12/15/10	350,000	364,255	(G)
Deutsche Telekom International Finance BV	5.750%	3/23/16	500,000	490,558
Intelsat Bermuda Ltd.	11.250%	6/15/16	30,000	29,100
Telecom Italia Capital SpA	5.250%	10/1/15	420,000	354,125
Telecom Italia Capital SpA	6.999%	6/4/18	110,000	99,702
Telefonica Emisiones S.A.U.	1.555%	2/4/13	680,000	593,739	(C)
VIP Finance Ireland Ltd	8.375%	4/30/13	260,000	188,500	(D)
				2,119,979
Energy Equipment and Services — 0.3%
Transocean Inc.	5.250%	3/15/13	220,000	220,553

Foreign Government — N.M.
United Mexican States	6.750%	9/27/34	9,000	8,476

Industrial Conglomerates — 0.6%
Tyco International Group SA	6.000%	11/15/13	460,000	432,795

Metals and Mining — 1.0%
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	150,000	151,971
Evraz Group SA	8.875%	4/24/13	220,000	139,700	(D)
Vale Overseas Ltd.	6.250%	1/23/17	370,000	364,673
Vedanta Resources PLC	8.750%	1/15/14	130,000	96,200	(D)
				752,544
Oil, Gas and Consumable Fuels — 0.5%
Gazprom	6.212%	11/22/16	40,000	29,000	(D)
Gazprom	6.510%	3/7/22	110,000	70,950	(D)
OPTI Canada Inc.	8.250%	12/15/14	100,000	44,750
Petroleos Mexicanos	8.000%	5/3/19	210,000	204,750	(D)
				349,450
Road and Rail — 0.1%
Kansas City Southern de Mexico	12.500%	4/1/16	45,000	42,638	(D)

Wireless Telecommunication Services — 0.1%
America Movil SA de CV	5.625%	11/15/17	100,000	90,689

Total Yankee Bonds (Cost — $10,913,401)				6,482,113

Portfolio of Investments — Continued

Western Asset Intermediate Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Preferred Stocks — 0.1%
Fannie Mae	8.250%		8,850	shs	$6,283	(I),(M)
Freddie Mac	8.375%		12,075		5,555	(I),(M)
Preferred Blocker Inc.	7.000%		258		51,366	(D),(M)

Total Preferred Stocks (Cost — $583,049)					63,204

Total Long-Term Securities (Cost — $78,504,900)					63,830,849

Short-Term Securities — 15.0%
U.S. Government and Agency Obligations — 9.4%
Fannie Mae	0.000%	5/5/09	$6,500,000		6,492,326	(I),(N)
Fannie Mae	0.000%	5/18/09	443,000		442,798	(I),(K),(N)
Freddie Mac	0.000%	4/20/09	105,000		104,989	(I),(K),(N)
					7,040,113

Options Purchased(O) — 0.1%
Barclays Swaption Call, May 2009, Strike Price $2.72			3,100,000	(P)	58,612
Eurodollar Futures Call, June 2009, Strike Price $99.88			36	(P)	225
Eurodollar Futures Call, September 2009, Strike Price $99.00			35	(P)	12,250
					71,087

Repurchase Agreement — 5.5%
Goldman Sachs & Co. 0.12% dated 3/31/09, to be repurchased at $4,113,014 on 4/1/09 (Collateral: $3,820,000 Federal Home Loan Bank, 4.75%, due 12/16/16, value $4,197,225)			4,113,000		4,113,000

Total Short-Term Securities (Cost — $11,227,490)					11,224,200
Total Investments — 99.8% (Cost — $89,732,390) (Q)					75,055,049
Other Assets Less Liabilities — 0.2%					187,961

Net Assets — 100.0%					$75,243,010

		Expiration	Actual Contracts		Appreciation/ (Depreciation)
Futures Contracts Purchased(O)
Eurodollar Futures		June 2009	17		$64,377
Eurodollar Futures		September 2009	8		2,760
German Euro Bund Futures		June 2009	12		9,155
U.S. Treasury Note Futures		June 2009	108		136,585
U.S. Treasury Note Futures		June 2009	31		25,376
					$238,253
Futures Contracts Written(O)
U.S. Treasury Note Futures		June 2009	2		$1,678

Options Written(O)
Barclays Swaption Call, Strike Price $2.30		May 2009	6,200,000		$8,694
Eurodollar Futures Call, Strike Price $97.63		September 2009	3		(7,203)
Eurodollar Futures Call, Strike Price $99.25		September 2009	35		(1,925)
Eurodollar Futures Put, Strike Price $99.00		June 2009	36		—
U.S. Treasury Note Futures Put, Strike Price $115.50		May 2009	26		12,831
					$12,397

Portfolio of Investments — Continued

Western Asset Intermediate Plus Bond Portfolio — Continued

	Settlement	Contract to				Unrealized
Broker	Date	Receive		Deliver		Gain/(Loss)
Credit Suisse First Boston (London)	5/12/2009	AUD	$289,277	USD	$193,512	$6,983
Credit Suisse First Boston (London)	5/12/2009	EUR	660,000	USD	854,040	21,591
Citibank NA	5/12/2009	GBP	330,000	USD	463,185	9,662
Credit Suisse First Boston (London)	5/12/2009	JPY	104,501,670	USD	1,179,477	(122,769)
Citibank NA	5/12/2009	USD	1,207,841	EUR	934,319	(31,732)
Credit Suisse First Boston (London)	5/12/2009	USD	479,405	GBP	328,000	9,424
Credit Suisse First Boston (London)	5/12/2009	USD	1,177,682	JPY	106,380,000	101,980
UBS AG London	5/12/2009	USD	177,661	AUD	271,728	(10,671)

						$(15,532)

N.M.	Not Meaningful.
(A)

Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

(B)	Bond is currently in default.
(C)

Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of March 31, 2009.

(D)

Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid unless otherwise noted, represent 9.49% of net assets.

(E)	Pay-in-Kind (“PIK”) security - A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
(F)	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
(G)	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
(H)	The coupon rates shown on variable rate securities are the rates at March 31, 2009. These rates vary with the weighted average coupon of the underlying loans.
(I)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
(J)

Treasury Inflation-Protected Security —Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

(K)	All or a portion of this security is collateral to cover futures and options contracts written.
(L)	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
(M)	Non-income producing.
(N)	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
(O)	Options and futures are described in more detail in the notes to financial statements.
(P)	Par represents actual number of contracts.
(Q)

Aggregate cost for federal income tax purposes is substantially the same as book cost. At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,268,203
Gross unrealized depreciation	(15,945,544)
Net unrealized depreciation	$(14,677,341)

†	Securities are denominated in U.S. Dollars, unless otherwise noted.
EUR	— Euro

Portfolio of Investments — Continued

Western Asset Intermediate Plus Bond Portfolio — Continued

Net Asset Value Per Share:

Institutional Class	$8.50

Institutional Select Class	$8.49

Quarterly Report to Shareholders

Portfolio of Investments

Western Asset Limited Duration Bond Portfolio

March 31, 2009 (Unaudited)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 104.2%
Corporate Bonds and Notes — 28.8%
Aerospace and Defense — 0.4%
United Technologies Corp.	5.375%	12/15/17	$240,000	$245,708

Air Freight and Logistics — 0.3%
United Parcel Service Inc.	4.500%	1/15/13	180,000	189,176

Airlines — 1.4%
Continental Airlines Inc.	7.056%	9/15/09	50,000	48,000
Continental Airlines Inc.	6.900%	1/2/18	295,297	236,238
Continental Airlines Inc.	6.545%	8/2/20	267,810	230,316
Continental Airlines Inc.	6.703%	6/15/21	199,128	147,354
Northwest Airlines Inc.	2.001%	5/20/14	412,606	297,077	(A)
				958,985
Capital Markets — 5.8%
Goldman Sachs Capital II	5.793%	12/29/49	1,440,000	599,531	(B)
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	570,000	57	(B),(C)
Lehman Brothers Holdings Inc.	6.500%	7/19/17	200,000	20	(C)
Merrill Lynch and Co. Inc.	6.050%	8/15/12	400,000	343,223
Merrill Lynch and Co. Inc.	6.150%	4/25/13	450,000	378,269
Morgan Stanley	6.600%	4/1/12	200,000	200,899
State Street Corp.	2.150%	4/30/12	1,500,000	1,506,169
The Bear Stearns Cos. Inc.	6.400%	10/2/17	230,000	223,847
The Goldman Sachs Group Inc.	1.625%	7/15/11	400,000	400,292
The Goldman Sachs Group Inc.	6.600%	1/15/12	210,000	209,719
				3,862,026
Chemicals — 0.1%
The Dow Chemical Co.	5.700%	5/15/18	60,000	42,961

Commercial Banks — 1.4%
HSBC Bank PLC	3.973%	7/20/12	500,000	218,100	(A),(D),(L)
HSBC Bank PLC	6.501%	8/20/12	40,000	18,164	(A),(L)
SunTrust Capital VIII	6.100%	12/15/36	60,000	33,637	(B)
Wachovia Capital Trust III	5.800%	3/15/42	1,270,000	457,200	(B)
Wells Fargo Capital X	5.950%	12/15/36	150,000	101,250	(B)
Wells Fargo Capital XIII	7.700%	12/29/49	290,000	138,132	(B)
				966,483
Consumer Finance — 1.5%
American Express Bank FSB	3.150%	12/9/11	430,000	444,311
American Express Co.	6.800%	9/1/66	300,000	144,688	(B)
GMAC LLC	7.500%	12/31/13	153,000	73,544	(D)
GMAC LLC	8.000%	12/31/18	127,000	36,869	(D)
Nelnet Inc.	7.400%	9/29/36	280,000	40,877	(B)
SLM Corp.	8.450%	6/15/18	420,000	226,854
				967,143
Diversified Financial Services — 6.6%
AGFC Capital Trust I	6.000%	1/15/67	630,000	57,091	(B),(D)

Portfolio of Investments — Continued

Western Asset Limited Duration Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
Bank of America Corp.	8.000%	12/29/49	$300,000	$120,147	(B)
Citigroup Inc.	5.000%	9/15/14	500,000	331,451
General Electric Capital Corp.	5.000%	12/1/10	270,000	267,927
General Electric Capital Corp.	2.214%	12/9/11	1,200,000	1,221,619	(A)
General Electric Capital Corp.	3.000%	12/9/11	640,000	658,970
General Electric Capital Corp.	6.375%	11/15/67	450,000	218,512	(B)
IBM International Group Capital LLC	5.050%	10/22/12	540,000	570,854
JPMorgan Chase Bank NA	4.078%	2/11/11	805,000	693,796	(A)
TNK-BP Finance SA	7.500%	3/13/13	110,000	90,750	(D)
ZFS Finance USA Trust III	2.470%	12/15/65	540,000	163,350	(A),(D)
				4,394,467
Diversified Telecommunication Services — 0.9%
AT&T Inc.	4.850%	2/15/14	350,000	353,332
Qwest Corp.	8.875%	3/15/12	130,000	128,375
Verizon Communications Inc.	8.750%	11/1/18	120,000	137,302
				619,009
Electric Utilities — 0.8%
FirstEnergy Corp.	6.450%	11/15/11	110,000	110,100
Ohio Edison Co. Credit Linked Certificate Trust	5.647%	6/15/09	20,000	20,003	(D),(E)
Pacific Gas and Electric Co.	4.800%	3/1/14	400,000	402,103
				532,206
Health Care Equipment and Supplies — 0.3%
Hospira Inc.	5.550%	3/30/12	200,000	202,527

Health Care Providers and Services — 0.4%
Quest Diagnostics Inc.	5.125%	11/1/10	180,000	180,677
UnitedHealth Group Inc.	4.875%	2/15/13	110,000	107,138
				287,815
Leisure Equipment and Products — N.M.
Eastman Kodak Co.	7.250%	11/15/13	10,000	5,650

Media — 2.8%
Clear Channel Communications Inc.	4.250%	5/15/09	760,000	676,400
Comcast Cable Communications Inc.	6.875%	6/15/09	300,000	301,902
Comcast Cable Communications Inc.	6.750%	1/30/11	200,000	206,939
The Walt Disney Co.	4.700%	12/1/12	160,000	165,106
Time Warner Cable Inc.	8.250%	2/14/14	140,000	146,342
Time Warner Inc.	5.500%	11/15/11	400,000	394,643
				1,891,332
Multi-Utilities — 0.6%
Dominion Resources Inc.	4.750%	12/15/10	400,000	402,845

Multiline Retail — 0.2%
Federated Retail Holdings Inc.	5.350%	3/15/12	150,000	117,743

Office Electronics — 0.2%
Xerox Corp.	5.500%	5/15/12	170,000	147,232

Portfolio of Investments — Continued

Western Asset Limited Duration Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Oil, Gas and Consumable Fuels — 3.8%
Devon Financing Corp. ULC	6.875%	9/30/11	$260,000	$271,906
El Paso Natural Gas Co.	5.950%	4/15/17	370,000	324,945
Energy Transfer Partners LP	9.700%	3/15/19	90,000	95,577
Hess Corp.	6.650%	8/15/11	420,000	428,426
Kinder Morgan Energy Partners LP	6.750%	3/15/11	310,000	316,122
Occidental Petroleum Corp.	7.000%	11/1/13	540,000	602,908
Pemex Project Funding Master Trust	1.864%	12/3/12	220,000	185,350	(A),(D)
XTO Energy Inc.	5.650%	4/1/16	290,000	276,769
				2,502,003
Real Estate Investment Trusts (REITs) — 0.7%
iStar Financial Inc.	1.660%	9/15/09	300,000	255,000	(A)
iStar Financial Inc.	5.650%	9/15/11	500,000	205,000
				460,000
Thrifts and Mortgage Finance — 0.1%
Countrywide Financial Corp.	5.800%	6/7/12	60,000	52,106

Tobacco — 0.5%
Philip Morris International Inc.	4.875%	5/16/13	300,000	303,273

Total Corporate Bonds and Notes (Cost — $24,851,487)				19,150,690

Asset-Backed Securities — 10.9%
Fixed Rate Securities — 1.8%
Countryplace Manufactured Housing Contract Trust 2007-1 A2	5.232%	7/15/37	475,757	380,984	(D)
Drive Auto Receivables Trust 2006-1 A4	5.540%	12/16/13	564,753	530,336	(D)
Prestige Auto Receivables Trust 2005-1A	4.370%	6/16/12	56,775	52,913	(D)
UCFC Home Equity Loan 1998-D	6.905%	4/15/30	33,160	23,381
Wells Fargo Financial Auto Owner Trust 2005-A A4	4.280%	5/15/12	215,040	209,109
				1,196,723
Indexed Securities(A) — 8.4%
AESOP Funding II LLC 2004-2A	0.765%	4/20/10	83,333	82,052	(D)
Ameriquest Mortgage Securities Inc. 2005-R11 A2D	0.852%	1/25/36	240,000	151,122
Asset Backed Funding Certificates 2004-OPT2 M1	1.072%	8/25/33	180,000	65,240
Asset Backed Securities Corp. Home Equity Loan Trust 2005-HE5 A1	0.682%	6/25/35	107,153	103,211
Bayview Financial Acquisition Trust 2004-C	1.153%	5/28/44	66,567	51,334
Bayview Financial Acquisition Trust 2006-D 2A4	0.803%	12/28/36	513,992	288,514
Bear Stearns Asset-Backed Securities Inc. 2005-AQ2	0.792%	9/25/35	24,102	23,800
Bear Stearns Asset-Backed Securities Inc. 2007-SD2 2A1	0.922%	9/25/46	326,494	199,560
Bear Stearns Asset-Backed Securities Trust 2006-SD2	0.722%	6/25/36	270,843	198,044
Countrywide Asset-Backed Certificates 2007-SE1 1A1	1.072%	5/25/47	828,342	376,730	(D)
Countrywide Home Equity Loan Trust 2004-O	0.836%	2/15/34	52,530	16,655
Ellington Loan Acquisition Trust 2007-1 A2A1	1.522%	5/26/37	245,648	190,965	(D)
MASTR Specialized Loan Trust 2006-3 A	0.782%	6/25/46	469,805	267,869	(D)
Morgan Stanley Mortgage Loan Trust 2006-12XS	0.642%	10/25/36	173,082	157,563
Nelnet Student Loan Trust 2008-4 A4	2.639%	4/25/24	1,090,000	946,631
Origen Manufactured Housing 2006-A	0.706%	11/15/18	401,651	340,589
Residential Asset Securities Corp. 2006-KS1 A4	0.822%	2/25/36	310,000	113,592
SACO I Trust 2006-3 A3	0.752%	4/25/36	727,322	118,112
SLM Student Loan Trust 2005-10 A3	1.209%	10/25/16	976,047	964,614

Portfolio of Investments — Continued

Western Asset Limited Duration Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Asset-Backed Securities — Continued
Indexed Securities — Continued
SLM Student Loan Trust 2007-6 A1	1.329%	4/27/15	$401,598	$400,476
Specialty Underwriting & Residential Finance Trust 2001-BC4 M1	1.122%	11/25/34	240,000	118,707
Superior Wholesale Inventory Financing Trust 2004-A10	0.656%	9/15/11	500,000	420,000
				5,595,380

Variable Rate Securities(F) — 0.7%
Green Tree 2008-MH1 A1	7.000%	4/25/38	535,122	469,590	(D)

Total Asset-Backed Securities (Cost — $9,923,487)				7,261,693

Mortgage-Backed Securities — 9.1%
Fixed Rate Securities — 0.7%
Residential Asset Mortgage Products Inc. 2004-SL1	7.000%	11/25/31	82,278	83,074
Residential Asset Mortgage Products Inc. 2004-SL2	8.500%	10/25/31	22,922	22,341
Residential Asset Mortgage Products Inc. 2005-SL1	8.000%	5/25/32	452,325	345,887
				451,302

Indexed Securities(A) — 5.9%
American Home Mortgage Investment Trust 2005-SD1	0.972%	9/25/35	400,588	147,555	(D)
Banc of America Mortgage Securities 2003-D	4.569%	5/25/33	107,283	87,263
Bayview Commercial Asset Trust 2005-2A A2	0.872%	8/25/35	313,571	221,816	(D)
Bear Stearns ARM Trust 2004-10	4.981%	1/25/35	212,322	164,562
Bear Stearns Second Lien Trust 2007-SV1A A1	0.742%	12/25/36	262,297	78,812	(D)
CBA Commercial Small Balance Commercial Trust 2005-1A	0.842%	7/25/35	313,723	176,974	(D)
Citigroup Mortgage Loan Trust Inc. 2005-5	5.346%	8/25/35	226,165	125,498
Countrywide Alternative Loan Trust 2005-51 2A1	0.845%	11/20/35	265,384	100,512
Countrywide Asset-Backed Certificates 2005-IM1	0.802%	11/25/35	240,333	204,839
Countrywide Home Loans 2005-R3	0.922%	9/25/35	455,108	341,574	(D)
Crusade Global Trust 2003-2	1.499%	9/18/34	35,753	32,393	(G)
CS First Boston Mortgage Securities Corp. 2004-AR5 7A2	4.606%	6/25/34	263,899	195,110
CS First Boston Mortgage Securities Corp. 2004-AR6 1A1	4.325%	10/25/34	166,501	131,913
First Horizon Alternative Mortgage Securities 2004-AA4 A1	5.390%	10/25/34	202,879	111,607
Greenpoint Mortgage Funding Trust 2006-AR7 1A1B	0.642%	12/25/46	312,959	177,120
GSMPS Mortgage Loan Trust 2005-RP3	0.872%	9/25/35	365,509	263,203	(D)
Luminent Mortgage Trust 2006-7 2A2	0.742%	12/25/36	1,054,880	207,203
MASTR Specialized Loan Trust 2006-2	0.782%	2/25/36	272,014	168,642	(D)
Medallion Trust 2003-1G	1.417%	12/21/33	40,621	32,386	(G)
MLCC Mortgage Investors Inc. 2003-H	5.183%	1/25/29	15,516	12,530
Sequoia Mortgage Trust 2003-2 A2	4.859%	6/20/33	23,275	17,564
Wachovia Mortgage Loan Trust LLC 2005-A	4.941%	8/20/35	147,168	70,488
WaMu Mortgage Pass-Through Certificates 2003-AR8 A	4.264%	8/25/33	209,684	174,119
WaMu Mortgage Pass-Through Certificates 2005-AR19	0.932%	12/25/45	474,727	125,189
WaMu Mortgage Pass-Through Certificates 2006-AR4 DA	2.603%	6/25/46	444,243	133,273
WaMu Mortgage Pass-Through Certificates 2007-HY7 1A1	5.635%	7/25/37	357,405	153,604

Portfolio of Investments — Continued

Western Asset Limited Duration Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Zuni Mortgage Loan Trust 2006-OA1	0.652%	8/25/36	$291,807	$277,743
				3,933,492
Variable Rate Securities(F) — 2.5%
Banc of America Funding Corp. 2004-B	5.262%	12/20/34	80,044	43,075
Citigroup Mortgage Loan Trust Inc. 2007-AR8 1A1A	5.725%	8/25/47	523,852	271,104
IndyMac INDX Mortgage Loan Trust 2004-AR15	4.863%	2/25/35	183,494	76,379
Merrill Lynch Mortgage Investors Trust 2004-A1 2A1	4.876%	2/25/34	243,061	187,641
Prime Mortgage Trust 2005-2	7.426%	10/25/32	106,893	76,328
Small Business Administration Series 2004-2	3.080%	9/25/18	289,358	297,036
Structured Adjustable Rate Mortgage Loan Trust 2005-12 3A1	5.673%	6/25/35	318,063	177,333
Structured Asset Securities Corp. 2003-22A 3A	5.736%	6/25/33	555,230	438,564
Structured Asset Securities Corp. 2004-SC1	9.010%	12/25/29	71,821	53,368	(D)
				1,620,828
Total Mortgage-Backed Securities (Cost — $10,392,086)				6,005,622

U.S. Government and Agency Obligations — 22.6%
Fixed Rate Securities — 14.4%
Fannie Mae	4.750%	3/12/10	4,750,000	4,916,858	(H)
Federal Home Loan Bank	2.450%	5/4/09	1,600,000	1,602,851
Federal Home Loan Bank	3.500%	12/10/10	770,000	797,489
Freddie Mac	5.125%	8/23/10	260,000	274,274	(H)
Freddie Mac	5.000%	10/18/10	300,000	316,496	(H)
Freddie Mac	2.125%	3/23/12	1,620,000	1,632,276	(H)
				9,540,244
Treasury Inflation-Protected Securities(I) — 8.2%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	1,794,152	1,785,181
United States Treasury Inflation-Protected Security	1.875%	7/15/15	108,536	111,351
United States Treasury Inflation-Protected Security	2.500%	7/15/16	731,759	782,068	(J)
United States Treasury Inflation-Protected Security	2.375%	1/15/17	1,130,598	1,200,554	(J)
United States Treasury Inflation-Protected Security	2.375%	1/15/25	1,063,981	1,105,542	(J)
United States Treasury Inflation-Protected Security	3.875%	4/15/29	385,260	494,818	(J)
				5,479,514
Total U.S. Government and Agency Obligations (Cost — $14,617,832)				15,019,758

U.S. Government Agency Mortgage-Backed Securities — 21.3%
Fixed Rate Securities — 11.0%
Fannie Mae	5.000%	12/1/24	300,000	311,062	(H),(K)
Fannie Mae	5.500%	12/1/24	600,000	625,500	(H),(K)
Fannie Mae	5.000%	6/1/35 to 2/1/38	1,040,451	1,076,077	(H)
Fannie Mae	6.000%	7/1/38	1,398,372	1,462,163	(H)
Fannie Mae	6.000%	12/1/39	3,200,000	3,342,000	(H),(K)
Freddie Mac	5.000%	12/1/39	100,000	103,125	(H),(K)
Freddie Mac	6.000%	12/1/39	300,000	313,593	(H),(K)
Government National Mortgage Association	5.000%	8/15/33	56,396	58,734
				7,292,254

Portfolio of Investments — Continued

Western Asset Limited Duration Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value

Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Indexed Securities(A) — 10.3%
Fannie Mae	4.209%	12/1/34	$97,771	$99,874	(H)
Fannie Mae	4.229%	12/1/34	89,829	91,685	(H)
Fannie Mae	4.329%	1/1/35	116,147	117,126	(H)
Fannie Mae	4.853%	1/1/35	199,109	199,975	(H)
Fannie Mae	4.790%	2/1/35	457,076	465,776	(H)
Fannie Mae	4.544%	3/1/35	198,805	202,401	(H)
Fannie Mae	5.038%	3/1/35	369,976	377,960	(H)
Fannie Mae	5.502%	7/1/37	2,408,369	2,487,083	(H)
Freddie Mac	4.087%	1/1/35	28,581	29,110	(H)
Freddie Mac	4.531%	1/1/35	146,928	149,944	(H)
Freddie Mac	6.208%	12/1/36	2,530,422	2,632,305	(H)
				6,853,239
Total U.S. Government Agency Mortgage-Backed Securities (Cost — $13,813,141)				14,145,493

Yankee Bonds(G) — 11.5%
Beverages — 0.3%
Diageo Capital PLC	5.200%	1/30/13	210,000	213,343

Capital Markets — 0.7%
Deutsche Bank AG	6.000%	9/1/17	500,000	483,119

Commercial Banks — 2.1%
Glitnir Banki Hf	5.815%	1/21/11	720,000	77,400	(A),(C),(D),(L)
HSBC Bank PLC	6.751%	8/20/12	40,000	18,284	(A),(L)
Kaupthing Bank Hf	5.750%	10/4/11	290,000	14,862	(C),(D),(L)
Kaupthing Bank Hf	7.625%	2/28/15	700,000	54,250	(C),(D),(L)
Landsbanki Islands Hf	6.100%	8/25/11	410,000	1,025	(C),(D),(L)
Landsbanki Islands Hf	7.431%	10/19/17	140,000	14	(B),(C),(D),(L)
Resona Preferred Global Securities	7.191%	12/29/49	360,000	165,600	(B),(D)
Royal Bank of Scotland PLC	3.000%	12/9/11	710,000	719,585	(D)
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	410,000	69,700	(B),(D)
VTB Capital SA for Vneshtorgbank	2.870%	11/2/09	280,000	270,928	(A),(D)
				1,391,648
Diversified Financial Services — 1.0%
Aiful Corp.	5.000%	8/10/10	500,000	175,000	(D)
MUFG Capital Finance 1 Ltd.	6.346%	7/29/49	240,000	160,800	(B)
TNK-BP Finance SA	6.875%	7/18/11	370,000	333,000	(D)
				668,800
Diversified Telecommunication Services — 3.7%
British Telecommunications PLC	8.625%	12/15/10	400,000	416,291	(E)
Deutsche Telekom International Finance BV	8.500%	6/15/10	400,000	417,834	(E)
France Telecom SA	7.750%	3/1/11	400,000	428,397	(E)
Koninklijke (Royal) KPN NV	8.000%	10/1/10	400,000	413,822
Telefonica Emisiones S.A.U.	1.588%	6/19/09	410,000	408,553	(A)
Telefonica Emisiones S.A.U.	1.555%	2/4/13	400,000	349,258	(A)
				2,434,155

Portfolio of Investments — Continued

Western Asset Limited Duration Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares		Value

Long-Term Securities — Continued
Yankee Bonds — Continued
Foreign Governments — 0.2%
Russian Federation	8.250%	3/31/10	$13,335		$13,735	(D)
Russian Federation	8.250%	3/31/10	123,347		126,739	(D)
					140,474
Health Care Equipment and Supplies — 0.4%
Baxter Finco BV	4.750%	10/15/10	260,000		268,395

Industrial Conglomerates — 0.5%
Tyco International Group SA	6.375%	10/15/11	300,000		303,946

Metals and Mining — 0.9%
Vale Overseas Ltd.	6.250%	1/23/17	620,000		611,074

Oil, Gas and Consumable Fuels — 1.1%
Anadarko Finance Co.	6.750%	5/1/11	700,000		706,336

Wireless Telecommunication Services — 0.6%
Rogers Wireless Inc.	6.375%	3/1/14	420,000		425,199

Total Yankee Bonds (Cost — $10,678,389)					7,646,489

Preferred Stocks — N.M.
Fannie Mae	8.250%		8,850	shs	6,283	(B),(H),(M)
Freddie Mac	8.375%		12,125		5,578	(B),(H),(M)

Total Preferred Stocks (Cost — $524,375)					11,861

Total Long-Term Securities (Cost — $84,800,797)					69,241,606

Short-Term Securities — 2.0%
Options Purchased(N) — 0.1%
Barclays Swaption Call, May 2009, Strike Price $2.72			3,300,000	(O)	62,393

Repurchase Agreement — 1.9%
Goldman Sachs & Co. 0.12% dated 3/31/09, to be repurchased at $1,288,004 on 4/1/09 (Collateral: $1,200,000 Federal Home Loan Bank bonds, 4.750% due 12/16/16, value $1,318,500)			$1,288,000		1,288,000

Total Short-Term Securities (Cost — $1,352,680)					1,350,393
Total Investments — 106.2% (Cost — $86,153,477)(P)					70,591,999
Other Assets Less Liabilities — (6.2)%					(4,148,438)

Net Assets — 100.0%					$66,443,561

		Expiration	Actual Contracts		Appreciation/ (Depreciation)

Futures Contracts Purchased(N)
Eurodollar Futures		June 2009	27		$187,540
Eurodollar Futures		September 2010	16		8,220
					$195,760
Futures Contracts Written(N)
U.S. Treasury Note Futures		June 2009	25		$(29,125)

Portfolio of Investments — Continued

Western Asset Limited Duration Bond Portfolio — Continued

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Options Written(N)
Barclays Swaption Call, Strike Price $2.3	May 2009	6,600,000	$9,254

N.M.	Not Meaningful.
(A)

Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of March 31, 2009.

(B)

Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

(C)	Bond is currently in default.
(D)

Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid unless otherwise noted, represent 10.04% of net assets.

(E)	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
(F)	The coupon rates shown on variable rate securities are the rates at March 31, 2009. These rates vary with the weighted average coupon of the underlying loans.
(G)	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
(H)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
(I)

Treasury Inflation-Protected Security —Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

(J)	All or a portion of this security is collateral to cover futures and options contracts written.
(K)	When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
(L)	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
(M)	Non-income producing.
(N)	Options and futures are described in more detail in the notes to financial statements.
(O)	Par represents actual number of contracts.
(P)

Aggregate cost for federal income tax purposes is substantially the same as book cost. At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,038,693
Gross unrealized depreciation	(16,600,171)
Net unrealized depreciation	$(15,561,478)

Net Asset Value Per Share:

Institutional Class	$7.83

Institutional Select Class	$7.83

Quarterly Report to Shareholders

Portfolio of Investments

Western Asset Non-U.S. Opportunity Bond Portfolio

March 31, 2009 (Unaudited)

	Rate	Maturity Date	Par†		Value
Long-Term Securities — 88.2%
Corporate Bonds and Notes — 35.9%
Capital Markets — 0.9%
Lehman Brothers Holdings Inc.	4.625%	3/14/19	1,300,000	EUR	$17	(A),(B)
Merrill Lynch and Co. Inc.	6.750%	5/21/13	100,000	EUR	118,806
The Goldman Sachs Group Inc.	6.375%	5/2/18	573,000	EUR	645,105
					763,928
Commercial Banks — 14.5%
Alliance and Leicester PLC	5.000%	10/4/10	1,200,000	EUR	1,601,302
Banco Popolare di Verona e Novara Scrl	6.156%	6/29/49	500,000	EUR	179,111	(B)
Barclays Bank PLC	4.250%	10/27/11	1,000,000	EUR	1,396,409
Bayerische Landesbank	5.750%	10/23/17	250,000	EUR	248,084
BES Finance Ltd.	4.500%	12/29/49	50,000	EUR	35,159	(B)
Deutsche Postbank IV	5.983%	6/29/49	600,000	EUR	206,973	(B)
Dexia Municipal Agency	1.550%	10/31/13	282,000,000	JPY	2,644,590
ESFG International Ltd.	5.753%	6/29/49	700,000	EUR	417,927	(B)
European Investment Bank	4.250%	12/7/10	1,740,000	GBP	2,609,802
European Investment Bank	1.900%	1/26/26	236,000,000	JPY	2,233,091	(C)
HSH Nordbank Luxembourg	7.408%	6/29/49	1,100,000	EUR	145,943	(B)
HT1 Funding GmbH	6.352%	7/29/49	266,000	EUR	49,408	(B)
Intesa Sanpaolo SpA	5.750%	5/28/18	600,000	EUR	660,802	(B)
Raiffeisen Zentralbank Oesterreich AG	3.625%	2/5/14	300,000	EUR	403,163
Shinsei Bank Ltd.	3.750%	2/23/16	100,000	EUR	55,724	(B),(C)
Swedbank AB	5.570%	9/27/17	100,000	EUR	96,576	(B)
					12,984,064
Consumer Finance — 0.3%
Toyota Motor Credit Corp.	6.625%	2/3/16	180,000	EUR	240,160

Diversified Financial Services — 14.3%
Banca Italease SpA	2.862%	10/15/09	50,000	EUR	61,776	(D)
Banca Italease SpA	2.301%	2/2/10	250,000	EUR	299,071	(D)
Banca Italease SpA	2.138%	11/23/10	200,000	EUR	216,838	(D)
Banca Italease SpA	2.339%	2/8/12	50,000	EUR	48,884	(D)
Banca Italease SpA	1.900%	3/14/12	50,000	EUR	43,119	(D)
Caisse Refinancement de l’Habitat	4.200%	4/25/11	900,000	EUR	1,227,888
Eksportfinans ASA	1.600%	3/20/14	365,000,000	JPY	3,453,246
Eurohypo Capital Funding Trust 1	6.445%	5/29/49	61,000	EUR	8,093	(B)
European Investment Bank	1.400%	6/20/17	442,000,000	JPY	4,360,428
Kreditanstalt fuer Wiederaufbau	2.050%	2/16/26	188,000,000	JPY	1,774,429
Kreditanstalt fuer Wiederaufbau	2.600%	6/20/37	42,000,000	JPY	410,408
Landesbank Hessen-Thueringen Girozentrale	5.375%	3/7/12	200,000	GBP	298,745
Resona Bank Ltd.	4.125%	9/29/49	200,000	EUR	98,180	(B,C)
SNS Reaal	6.258%	7/17/17	650,000	EUR	198,349	(B)
Total Capital SA	3.500%	2/27/14	210,000	EUR	278,349
					12,777,803
Diversified Telecommunication Services — 1.8%
British Telecommunications PLC	5.250%	1/22/13	230,000	EUR	299,504
British Telecommunications PLC	5.250%	6/23/14	274,000	EUR	332,910

Portfolio of Investments — Continued

Western Asset Non-U.S. Opportunity Bond Portfolio — Continued

	Rate	Maturity Date	Par†		Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Telecommunication Services — Continued
Deutsche Telekom International Finance BV	7.125%	7/11/11	108,000	EUR	$153,430	(E)
Koninklijke (Royal) KPN N.V.	5.000%	11/13/12	250,000	EUR	333,596
Telecom Italia SpA	7.875%	1/22/14	250,000	EUR	343,264
Telecom Italia SpA	5.250%	3/17/55	200,000	EUR	163,960
					1,626,664

Food and Staples Retailing — 0.3%
Tesco PLC	5.125%	2/24/15	200,000	EUR	267,237

Insurance — 1.1%
American International Group Inc.	8.000%	5/22/38	150,000	EUR	15,921	(B),(C)
Aviva PLC	5.250%	10/2/23	320,000	EUR	185,957	(B)
AXA SA	6.211%	10/29/49	200,000	EUR	90,697	(B)
Groupama	6.298%	10/29/49	550,000	EUR	218,914	(B)
Mapfre SA	5.921%	7/24/37	400,000	EUR	242,552	(B)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	5.767%	6/29/49	350,000	EUR	257,860	(B)
					1,011,901

Oil, Gas and Consumable Fuels — 0.4%
BP Capital Markets PLC	5.750%	2/26/10	250,000	GBP	368,620

Pharmaceuticals — 0.3%
AstraZeneca PLC	5.125%	1/15/15	209,000	EUR	288,619

Thrifts and Mortgage Finance — N.M.
Hypo Real Estate International Trust I	5.864%	6/14/17	350,000	EUR	4,644	(B)

Tobacco — 1.1%
BAT International Finance PLC	5.375%	6/29/17	500,000	EUR	611,378
Imperial Tobacco Group PLC	7.250%	9/15/14	310,000	EUR	406,703
					1,018,081

Water Utilities — 0.9%
Anglian Water Services Ltd	6.250%	6/27/16	230,000	EUR	312,357
Thames Water Utilities Cayman Finance Ltd.	6.125%	2/4/13	370,000	EUR	504,199
					816,556

Total Corporate Bonds and Notes (Cost — $40,105,740)					32,168,277

U.S. Government and Agency Obligations — 1.4%
Fixed Rate Securities — 1.4%
Freddie Mac	5.750%	9/15/10	900,000	EUR	1,251,000	(F)

Total U.S. Government and Agency Obligations (Cost — $857,165)					1,251,000

Foreign Government Obligations — 50.9%
Bundesrepublik Deutschland	5.375%	1/4/10	1,790,000	EUR	2,456,319
Bundesrepublik Deutschland	3.250%	7/4/15	1,620,000	EUR	2,238,405
Bundesrepublik Deutschland	4.000%	1/4/18	1,630,000	EUR	2,349,561
Canadian Real Return Bond	4.000%	12/1/31	197,867	CAD	220,029	(G)
Development Bank of Japan	1.750%	3/17/17	420,000,000	JPY	4,338,892
Federal Republic of Germany	3.500%	4/8/11	2,000	EUR	2,768
Federal Republic of Germany	3.750%	1/4/15	2,200,000	EUR	3,124,748
Federal Republic of Germany	4.000%	7/4/16	3,000	EUR	4,304

Portfolio of Investments — Continued

Western Asset Non-U.S. Opportunity Bond Portfolio — Continued

	Rate	Maturity Date	Par†		Value
Long-Term Securities — Continued
Foreign Government Obligations — Continued
France Government Bond OAT	4.000%	10/25/14	2,200,000	EUR	$3,095,238
France Government Bond OAT	4.000%	4/25/55	2,960,000	EUR	3,829,003	(G)
Government of Canada	4.000%	6/1/16	4,820,000	CAD	4,267,387
Government of Japan	1.300%	9/10/17	36,216,000	JPY	317,016	(G)
Government of Japan	1.500%	9/20/18	417,400,000	JPY	4,301,972
Government of Poland	5.000%	10/24/13	1,400,000	PLN	385,615
Government of Poland	5.750%	9/23/22	6,410,000	PLN	1,735,386
Japan Development Bank	2.300%	3/19/26	310,000,000	JPY	3,164,895
Kingdom of Denmark	5.000%	11/15/13	17,460,000	DKK	3,393,676
Kingdom of Spain	5.750%	7/30/32	1,680,000	EUR	2,585,104
Republic of France	4.750%	4/25/35	880,000	EUR	1,269,607	(G)
United Kingdom Treasury Stock	5.000%	3/7/12	1,590,000	GBP	2,470,779

Total Foreign Government Obligations (Cost — $45,112,638)					45,550,704

Total Long-Term Securities (Cost — $86,075,543)					78,969,981

Short-Term Securities — 3.7%
Repurchase Agreement — 3.7%
Goldman Sachs & Co. 0.12%, dated 3/31/09, to be repurchased at $3,269,011 on 4/1/09 (Collateral: $3,035,000 Federal Home Loan Bank Bonds, 4.750%, due 12/16/16, value $3,334,706)			$3,269,000		3,269,000

Total Short-Term Securities (Cost — $3,269,000)					3,269,000

Total Investments — 91.9% (Cost — $89,344,543) (H)					82,238,981
Other Assets Less Liabilities — 8.1%					7,234,594

Net Assets — 100.0%					$89,473,575

	Expiration	Actual Contracts	Appreciation/ (Depreciation)

Futures Contracts Purchased(I)
Australia Treasury Bond Futures	June 2009	81	$(81,128)
German Euro Bobl Futures	May 2009	428	(270,329)
German Euro Bobl Futures	June 2009	72	(17,668)
German Euro Bund Futures	June 2009	75	(85,924)
German Euro Bund Futures	May 2009	103	(122,168)
U.S. Treasury Note Futures	June 2009	127	211,757
United Kingdom Treasury Gilt Futures	June 2009	35	246,485
			$(118,975)

Futures Contracts Written(I)
German Euro Bund Futures	June 2009	161	$(9,292)
German Euro Bund Futures	May 2009	103	119,871
German Euro Bund Futures	June 2009	75	77,744
U.S. Treasury Note Futures	June 2009	40	(109,047)
			$79,276

Portfolio of Investments — Continued

Western Asset Non-U.S. Opportunity Bond Portfolio — Continued

	Settlement	Contract to				Unrealized
Broker	Date	Receive		Deliver		Gain/(Loss)
Citibank NA	5/12/09	AUD	475,000	USD	331,189	$(1,971)
Goldman Sachs International	5/12/09	AUD	700,000	USD	450,702	34,461
UBS AG London	5/12/09	AUD	5,300,000	USD	3,465,246	208,129
Citibank NA	5/12/09	CAD	300,000	USD	244,773	(7,143)
Deutsche Bank AG London	5/12/09	CAD	3,000,000	USD	2,384,548	(8,243)
Citibank NA	5/12/09	DKK	850,000	USD	154,349	(3,094)
UBS AG London	5/12/09	DKK	4,436,174	USD	767,943	21,464
Citibank NA	5/12/09	EUR	1,000,000	USD	1,353,920	(27,207)
Citibank NA	5/12/09	EUR	728,000	USD	990,000	(24,153)
Citibank NA	5/12/09	EUR	115,000	USD	155,701	(3,129)
Citibank NA	5/12/09	EUR	770,185	USD	1,000,000	21,814
Citibank NA	5/12/09	EUR	2,157,823	USD	2,789,525	73,286
Deutsche Bank AG London	5/12/09	EUR	2,050,000	USD	2,577,773	141,989
JPMorgan Chase Bank	5/12/09	EUR	880,000	USD	1,127,896	39,611
UBS AG London	5/12/09	EUR	3,300,000	USD	4,229,280	148,872
Citibank NA	5/12/09	GBP	700,000	USD	1,031,587	(28,578)
Citibank NA	5/12/09	GBP	2,481,887	USD	3,483,552	72,669
UBS AG London	5/12/09	GBP	2,250,000	USD	3,169,328	54,629
UBS AG London	5/12/09	GBP	3,695,581	USD	5,139,630	155,656
Citibank NA	5/12/09	JPY	232,842,364	USD	2,374,697	(20,223)
Deutsche Bank AG London	5/12/09	JPY	260,000,000	USD	2,913,002	(283,913)
Deutsche Bank AG London	5/12/09	JPY	412,560,000	USD	4,565,990	(394,233)
Morgan Stanley London FX	5/12/09	JPY	41,140,000	USD	456,300	(40,297)
Citibank NA	5/12/09	NOK	11,000,000	USD	1,584,832	44,829
Citibank NA	5/12/09	NOK	350,000	USD	55,011	(3,159)
UBS AG London	5/12/09	NOK	23,000,000	USD	3,290,744	116,728
Citibank NA	5/12/09	PLN	1,972,946	USD	568,409	(3,693)
UBS AG London	5/12/09	PLN	7,000,000	USD	2,062,889	(59,282)
Credit Suisse First Boston (London)	5/12/09	SEK	12,241,600	USD	1,496,711	(11,246)
Citibank NA	5/12/09	USD	1,632,726	AUD	2,485,501	(89,949)
Citibank NA	5/12/09	USD	1,537,552	CAD	1,930,320	8,542
Citibank NA	5/12/09	USD	1,572,188	DKK	9,055,016	(39,131)
Citibank NA	5/12/09	USD	200,000	GBP	136,383	4,581
Citibank NA	5/12/09	USD	287,000	GBP	201,899	(2,296)
Citibank NA	5/12/09	USD	286,000	JPY	28,062,320	2,237
Citibank NA	5/12/09	USD	21,343,904	JPY	1,932,690,547	1,800,770
Citibank NA	5/12/09	USD	1,127,801	NOK	8,038,854	(63,163)
Citibank NA	5/12/09	USD	1,000,000	NOK	6,329,500	62,279
Citibank NA	5/12/09	USD	4,949,791	PLN	16,662,977	180,356
Credit Suisse First Boston (London)	5/12/09	USD	4,617,942	CAD	5,756,957	57,846
Credit Suisse First Boston (London)	5/12/09	USD	9,640,380	EUR	7,300,000	(44,624)
Credit Suisse First Boston (London)	5/12/09	USD	3,715,880	GBP	2,542,337	73,042
Deutsche Bank AG London	5/12/09	USD	3,025,491	EUR	2,337,857	(76,174)
Deutsche Bank AG London	5/12/09	USD	14,266,119	GBP	10,195,183	(342,249)
Deutsche Bank AG London	5/12/09	USD	443,818	NOK	3,159,981	(24,337)

Portfolio of Investments — Continued

Western Asset Non-U.S. Opportunity Bond Portfolio — Continued

Goldman Sachs International	5/12/09	USD	2,845,326	AUD	4,236,008	(90,606)
Goldman Sachs International	5/12/09	USD	1,121,545	CAD	1,391,052	19,690
Goldman Sachs International	5/12/09	USD	5,709,888	EUR	4,310,000	(8,245)
Goldman Sachs International	5/12/09	USD	198,053	EUR	150,000	(954)
Goldman Sachs International	5/12/09	USD	192,461	EUR	150,000	(6,546)
Goldman Sachs International	5/12/09	USD	366,663	GBP	250,000	8,445
Goldman Sachs International	5/12/09	USD	6,616,082	JPY	598,160,000	567,560
JPMorgan Chase Bank	5/12/09	USD	753,496	CAD	943,001	6,544
JPMorgan Chase Bank	5/12/09	USD	2,771,375	DKK	15,791,295	(38,649)
JPMorgan Chase Bank	5/12/09	USD	5,585,061	EUR	4,100,000	145,538
JPMorgan Chase Bank	5/12/09	USD	2,678,865	EUR	2,100,000	(107,232)
JPMorgan Chase Bank	5/12/09	USD	3,422,586	EUR	2,599,071	(25,634)
JPMorgan Chase Bank	5/12/09	USD	2,185,626	JPY	215,000,000	11,572
Morgan Stanley London FX	5/12/09	USD	20,250,569	EUR	15,405,530	(188,146)
UBS AG London	5/12/09	USD	285,799	EUR	221,152	(7,606)
UBS AG London	5/12/09	USD	3,726,363	JPY	335,000,000	338,883
UBS AG London	5/12/09	USD	6,680,520	JPY	601,948,235	593,692
UBS AG London	5/12/09	USD	2,351,128	NOK	16,762,134	(132,198)
UBS AG London	5/12/09	USD	1,457,206	SEK	12,250,000	(29,279)
						$2,779,132

N.M.	Not Meaningful.
(A)	Bond is currently in default.
(B)

Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

(C)

Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid unless otherwise noted, represent 2.69% of net assets.

(D)

Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of March 31, 2009.

(E)	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
(F)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
(G)

Inflation-Protected Security - Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

(H)

Aggregate cost for federal income tax purposes is substantially the same as book cost. At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,560,996
Gross unrealized depreciation	(12,666,558)
Net unrealized depreciation	$(7,105,562)

(I)	Futures are described in more detail in the notes to financial statements.
†	Securities are denominated in U.S. Dollars, unless otherwise noted.
AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
PLN	— Polish Zloty

Net Asset Value Per Share:

Institutional Class	$8.50

Investment Valuation

   The Funds’ securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

   Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Western Asset Absolute Return Portfolio

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$302,595,109	$1,140	$302,351,394	$242,575
Other Financial Instruments*	(9,098,301)	912,359	(10,010,660)	—
Total	$293,496,808	$913,499	$292,340,734	$242,575

* Other financial instruments include options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
Balance as of December 31, 2008	$2,140,153
Accrued Premiums/Discounts	13,902
Realized Gain/(Loss)	2,449	(1)
Change in unrealized appreciation/(depreciation)	(23,197	)(2)
Net purchases/(sales)	(129,290)
Transfers in and/or (out) of Level 3	(1,761,442)
Balance as of March 31, 2009	$242,575
Net unrealized appreciation/(depreciation) for investments in securities still held at the reporting date	$(5,162,439	)(2)

(1) This amount is included in net realized gain (loss) from investment.

(2) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Western Asset High Yield Portfolio

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$492,535,128	$2,553,421	$489,887,589	$94,118
Other Financial Instruments*	(1,080,367)	—	(1,080,367)	—
Total	$491,454,761	$2,553,421	$488,807,222	$94,118

* Other financial instruments include swaps.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
Balance as of December 31, 2008	—
Accrued Premiums/Discounts	—
Realized Gain/(Loss)	—	(1)
Change in unrealized appreciation/(depreciation)	$(80,036	)(2)
Net purchases/(sales)	174,154
Transfers in and/or (out) of Level 3	—
Balance as of March 31, 2009	$94,118
Net unrealized appreciation/(depreciation) for investments in securities still held at the reporting date	$(174,774	)(2)

(1) This amount is included in net realized gain (loss) from investment.

(2) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Western Asset Inflation Indexed Plus Bond Portfolio

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$510,362,896	$438,717	$509,924,179	—
Other Financial Instruments*	(10,337,658)	47,660	(10,385,318)	—
Total	$500,025,238	$486,377	$499,538,861	—

* Other financial instruments include, futures, swaps and forward contracts.

Western Asset Intermediate Bond Portfolio

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$530,550,153	$21,894	$528,200,370	$2,327,889
Other Financial Instruments*	(1,650,114)	1,574,641	(3,224,755)	—
Total	$528,900,039	$1,596,535	$524,975,615	$2,327,889

* Other financial instruments include written options, futures and swaps.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
Balance as of December 31, 2008	$331,920
Accrued Premiums/Discounts	6,767
Realized Gain/(Loss)	—	(1)
Change in unrealized appreciation/(depreciation)	21,067	(2)
Net purchases/(sales)	1,607,859
Transfers in and/or (out) of Level 3	360,276
Balance as of March 31, 2009	$2,327,889
Net unrealized appreciation/(depreciation) for investments in securities still held at the reporting date	$(3,250,724	)(2)

(1) This amount is included in net realized gain (loss) from investment.

(2) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Western Asset Intermediate Plus Bond Portfolio

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$75,055,049	$24,313	$74,763,155	$267,581
Other Financial Instruments*	(250,045)	216,514	(466,559)	—
Total	$74,805,004	$240,827	$74,296,596	$267,581

* Other financial instruments include options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
Balance as of December 31, 2008	$21,600
Accrued Premiums/Discounts	1,532
Realized Gain/(Loss)	—	(1)
Change in unrealized appreciation/(depreciation)	4,768	(2)
Net purchases/(sales)	239,681
Transfers in and/or (out) of Level 3	—
Balance as of March 31, 2009	$267,581
Net unrealized appreciation/(depreciation) for investments in securities still held at the reporting date	$(280,066	)(2)

(1) This amount is included in net realized gain (loss) from investment.

(2) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Western Asset Limited Duration Bond Portfolio

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$70,591,999	$11,861	$70,525,888	$54,250
Other Financial Instruments*	(298,045)	166,635	(464,680)	—
Total	$70,293,954	$178,496	$70,061,208	$54,250

* Other financial instruments include written options, futures and swaps.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
Balance as of December 31, 2008	$42,000
Accrued Premiums/Discounts	2,979
Realized Gain/(Loss)	—	(1)
Change in unrealized appreciation/(depreciation)	9,271	(2)
Net purchases/(sales)	—
Transfers in and/or (out) of Level 3	—
Balance as of March 31, 2009	$54,250
Net unrealized appreciation/(depreciation) for investments in securities still held at the reporting date	$(544,573	)(2)

(1) This amount is included in net realized gain (loss) from investment.

(2) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Western Asset Non-U.S. Opportunity Bond Portfolio

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$82,238,981	—	$82,238,981	—
Other Financial Instruments*	2,739,433	(39,699)	2,779,132	—
Total	$84,978,414	$(39,699)	$85,018,113	—

* Other financial instruments include, futures, and forward contracts.

   With respect to Western Asset Absolute Return Portfolio, Western Asset Inflation Indexed Plus Bond Portfolio, Western Asset Intermediate Plus Bond Portfolio, and Western Asset Non-U.S. Opportunity Bond Portfolio, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Funds’ adviser to be the primary market. The Funds will value their foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Futures Contracts

     Each Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

     Upon entering into a futures contract, the Funds are required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin.’’ Subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For non-U.S. and foreign denominated futures held in the Fund, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

     The Funds may enter into futures contracts for various reasons, including in connection with their interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in interest rates, if applicable. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Fund’s prospectus and statement of additional information.

Options

   As part of their investment programs, the Funds may utilize options and futures. Options may be written (sold) or purchased by the Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

   When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction

Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.

A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

   The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of assets and liabilities. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

Swap Agreements

   The Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

   Credit Default Swaps

   Each Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage.  CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to a sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

   Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

   The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. As disclosed in the Fair Values of Derivatives — Balance Sheet table that follows each Fund’s summary of open swap contracts, the aggregate fair value of credit default swaps in a net liability position as of March, 31, 2009 was $6,595,799, $1,080,367, $10,619,974, $4,383,800, $634,647 and $464,680 for Western Asset Absolute Return Bond Portfolio, Western Asset High Yield Portfolio, Western Asset Inflation-Indexed Plus Bond Portfolio, Western Asset Intermediate Bond Portfolio, Western Asset Intermediate Plus Bond Portfolio and Western Asset Limited Duration Bond Portfolio, respectively. If a defined credit event had occurred as of March, 31, 2009, the swaps credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $34,139,600, $1,600,000, $65,870,000, $51,334,544, $8,137,148 and $3,725,284 for Western Asset Absolute Return Bond Portfolio, Western Asset High Yield Portfolio, Western Asset Inflation-indexed Plus Bond Portfolio, Western Asset Intermediate Bond Portfolio, Western Asset Intermediate Plus Bond Portfolio and Western Asset Limited Duration Bond Portfolio, respectively, less the value of the contracts’ related reference obligations.

   Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest Rate Swaps

   Each Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap contracts.  Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income or expense. Interest rate swaps are marked to market daily based upon quotations from the market makers. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows. The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

   As of March 31, 2009, the one and three month London Interbank Offered Rates were 0.501% and 1.19%, respectively.

   The following is a summary of open swap contracts outstanding as of March 31, 2009.

Western Asset Absolute Return Portfolio

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps:
Banc of America Securities LLC	March 1, 2013	5.10% Semi-Annually	3-month LIBOR	$100,000	$—	$(11,869)

Barclays Capital Inc.	June 25, 2012	5.06% Semi-Annually	3-month LIBOR	60,000	—	(6,224)

Barclays Capital Inc.	October 20, 2016	5.33% Semi-Annually	3-month LIBOR	60,000	—	(11,166)

Barclays Capital Inc.	February 15, 2025	4.30% Semi-Annually	3-month LIBOR	14,000,000	72,516	(2,051,784)

Bear Stearns, Inc.	April 30, 2011	5.05% Semi-Annually	3-month LIBOR	100,000	—	(7,463)

Citigroup Global Markets	September 15, 2011	3.34% Semi-Annually	3-month LIBOR	150,000	—	(6,548)

Credit Suisse First Boston USA	May 1, 2012	5.09% Semi-Annually	3-month LIBOR	50,000	—	(5,066)

Credit Suisse First Boston USA	August 15, 2013	5.02% Semi-Annually	3-month LIBOR	50,000	—	(6,169)

Credit Suisse First Boston USA	September 15, 2015	5.16% Semi-Annually	3-month LIBOR	50,000	—	(8,026)

RBS Greenwich	April 1, 2012	5.01% Semi-Annually	3-month LIBOR	40,000	—	(3,890)

UBS Warburg LLC	December 16, 2018	4.16% Semi-Annually	3-month LIBOR	3,620,000	(50,544)	(355,667)

Net unrealized depreciation on interest rate swaps						$(2,473,872)

CREDIT DEFAULT SWAP ON CORPORATE ISSUES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At March 31, 2009 (2)	Periodic Payments Received by the Fund‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (General Motors Corp. 7.125%, due 7/15/13)	March 20, 2012	112.60%	3.45% Quarterly	$1,600,000	$(1,303,159)	—	$(1,303,159)

Barclays Capital Inc. (SLM Corp., 5.125%, due 8/27/212)	September 20, 2012	28.47%	2.35% Quarterly	2,350,000	(947,743)	—	(947,743)

Barclays Capital Inc. (The AES Corp., 7.75%, due 3/1/14)	September 20, 2012	7.85%	3.15% Quarterly	3,000,000	(390,385)	—	(390,385)

Barclays Capital Inc. (The AES Corp., 7.75%, due 3/1/14)	September 20, 2012	7.85%	3.65% Quarterly	3,000,000	(348,798)	—	(348,798)

Barclays Capital Inc. (TXU Corp., 5.55%, due 11/15/14)	September 20, 2012	21.22%	2.97% Quarterly	2,000,000	(777,332)	—	(777,332)

Net unrealized depreciation on sales of credit default swaps on corporate issues							$(3,767,417)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES—BUY PROTECTION(4)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation
Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13)	March 20, 2013	1.05% Monthly	$110,000	$50,226	—	$50,226

Barclays Capital Inc. (Cardinal Health Inc. 5.85%, due 12/15/17)	September 20, 2016	0.49% Quarterly	60,000	1,581	—	1,581

Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 06/25/12)	June 20, 2012	0.63% Quarterly	60,000	11,437	—	11,437

Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2011	0.59% Quarterly	100,000	4,254	—	4,254

Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/08)	September 20, 2015	0.9% Quarterly	50,000	(349)	—	(349)

Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)	September 20, 2013	0.75% Quarterly	50,000	8,124	—	8,124

Credit Suisse First Boston USA (Starwood Hotels Resorts, 7.875%, due 8/25/34)	December 20, 2011	1.37% Quarterly	50,000	7,011	—	7,011

Morgan Stanley & Co., Inc. (Gannett Co., 6.375%, due 4/01/12)	March 20, 2012	0.46% Quarterly	40,000	11,339	—	11,339

Morgan Stanley & Co., Inc. (Sara Lee Corp. 6.125% due 11/01/32)	September 20, 2011	0.62% Quarterly	150,000	(92)	—	(92)

The Goldman Sachs Group, Inc. (Citigroup Inc., 6.5%, due 1/18/2011)	March 20, 2014	4.7% Quarterly	1,000,000	56,977	—	56,977

Net unrealized appreciation on buys of credit default swaps on corporate issues						$150,508

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	$1,561,600	$(61,847)	$(17,322)	$(44,525)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	1,756,800	(69,578)	(18,781)	(50,797)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	1,756,800	(69,578)	3,314	(72,892)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	2,147,200	(85,039)	20,083	(105,122)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	5,856,000	(231,926)	17,043	(248,969)

Barclays Capital Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	800,000	(76,711)	(6,669)	(70,042)

Barclays Capital Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	6,200,000	(594,514)	(91,737)	(502,777)

Credit Suisse First Boston USA (CDX HY 10)	June 20, 2013	5.00% Quarterly	235,200	(64,404)	(15,230)	(49,174)

Credit Suisse First Boston USA (CDX HY 10)	June 20, 2013	5.00% Quarterly	470,400	(128,808)	(55,550)	(73,258)

Deutsche Bank AG (ABX.HE-AAA 06-2)	May 25, 2046	0.11% Monthly	700,000	(490,000)	(31,939)	(458,061)

JP Morgan Chase & Co. (CDX HY 10)	June 20, 2013	5.00% Quarterly	235,200	(64,404)	(26,764)	(37,640)

JP Morgan Chase & Co. (CDX HY 10)	June 20, 2013	5.00% Quarterly	470,400	(128,807)	(51,205)	(77,602)

Net unrealized depreciation on sales of credit default swaps on credit indices						$(1,790,859)

CREDIT DEFAULT SWAP ON CREDIT INDICES—BUY PROTECTION(4)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	$780,800	$30,925	$13,485	$17,440

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	878,400	34,790	2,007	32,783

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	3,123,200	123,694	15,851	107,843

Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.50% Quarterly	240,000	8,539	6,907	1,632

The Goldman Sachs Group, Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	1,659,200	65,712	41,797	23,915

The Goldman Sachs Group, Inc. (CDX IG 11)	December 20, 2013	1.50% Quarterly	800,000	28,465	20,167	8,298

Net unrealized appreciation on buys of credit default swaps on credit indices						$191,911

Western Asset High Yield Portfolio

CREDIT DEFAULT SWAP ON CORPORATE ISSUES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At March 31, 2009 (2)	Periodic Payments Received by the Fund‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (Visteon Corp., 7%, due 3/10/14)	June 20, 2010	293.71%	5.00% Quarterly	$800,000	$(686,008)	$(128,328)	$(557,680)

Deutsche Bank AG (Visteon Corp., 7%, due 3/10/14)	June 20, 2010	293.71%	5.00% Quarterly	800,000	(686,008)	(163,321)	(522,687)

Net unrealized depreciation on sales of credit default swaps on corporate issues							$(1,080,367)

Western Asset Inflation Indexed Plus Bond Portfolio

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps:
Barclays Capital Inc.	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	$11,670,000	$(3,381,918)	$1,142,708

Net unrealized appreciation on interest rate swaps						$1,142,708

CREDIT DEFAULT SWAP ON CORPORATE ISSUES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At March 31, 2009 (2)	Periodic Payments Received by the Fund‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co. (Ford Motor Credit Company, 7%, due 8/15/12)	June 20, 2010	18.62%	2.90% Quarterly	$5,000,000	$(832,474)	$—	$(832,474)

Merrill Lynch & Co., Inc. (El Paso Corporation, 7%, due 5/15/11)	June 20, 2010	7.00%	3.625% Quarterly	2,500,000	(96,542)	—	(96,542)

Merrill Lynch & Co., Inc. (Ford Motor Credit Company, 7.375%, due 10/28/09)	June 20, 2010	18.62%	5.50% Quarterly	2,500,000	(347,123)	—	(347,123)

Merrill Lynch & Co., Inc. (General Motors Acceptance Corporation, 7.75%, due 1/19/10)	March 20, 2010	27.92%	3.55% Quarterly	5,000,000	(1,012,623)	—	(1,012,623)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	25.73%	4.50% Quarterly	7,500,000	(1,595,182)	—	(1,595,182)

Net unrealized depreciation on sales of credit default swaps on corporate issues							$(3,883,944)

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX HY 8)	June 20, 2012	2.75% Quarterly	$6,840,000	$(1,819,603)	$(320,453)	$(1,499,150)

Bear Stearns, Inc. (CDX HY 8)	June 20, 2012	2.75% Quarterly	12,730,000	(3,386,483)	(196,820)	(3,189,663)

Deutsche Bank AG (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	14,700,000	(1,409,573)	(73,129)	(1,336,444)

Deutsche Bank AG (CDX HY 4)	June 20, 2010	3.60% Quarterly	9,100,000	(734,402)	(23,629)	(710,773)

Net unrealized depreciation on sales of credit default swaps on credit indices						$(6,736,030)

Western Asset Intermediate Bond Portfolio

CREDIT DEFAULT SWAP ON CORPORATE ISSUES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At March 31, 2009 (2)	Periodic Payments Received by the Fund‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc. (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	29.25%	2.60% Quarterly	$800,000	$(316,479)	$—	$(316,479)

Net unrealized depreciation on sales of credit default swaps on corporate issues							$(316,479)

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	$2,560,000	$(245,477)	$(67,616)	$(177,861)

The Goldman Sachs Group, Inc. (CDX IG 8)	June 20, 2012	0.35% Quarterly	25,083,200	(1,749,904)	(132,240)	(1,617,664)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.40% Quarterly	15,080,052	(2,201,654)	(1,546,409)	(655,245)

The Goldman Sachs Group, Inc. (iBoxx IG HiVol4)	June 20, 2012	1.00% Quarterly	7,811,292	(1,308,462)	(47,978)	(1,260,484)

Net unrealized depreciation on sales of credit default swaps on credit indices						$(3,711,254)

CREDIT DEFAULT SWAP ON CREDIT INDICES—BUY PROTECTION(4)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (CDX IG 8)	June 20, 2017	0.60% Quarterly	$15,049,920	$1,420,181	$116,934	$1,303,247

Net unrealized appreciation on buys of credit default swaps on credit indices						$1,303,247

Western Asset Intermediate Plus Bond Portfolio

CREDIT DEFAULT SWAP ON CORPORATE ISSUES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At March 31, 2009 (2)	Periodic Payments Received by the Fund‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc. (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	29.25%	2.60% Quarterly	$100,000	$(39,560)	$—	$(39,560)

Net unrealized depreciation on sales of credit default swaps on corporate issues							$(39,560)

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.40% Quarterly	$2,320,008	$(338,716)	$(237,910)	$(100,806)

JP Morgan Chase & Co. (CDX HY 10)	June 20, 2013	5.00% Quarterly	768,000	(210,298)	(82,881)	(127,417)

JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	560,000	(53,698)	(14,791)	(38,907)

Merrill Lynch & Co., Inc. (iBoxx HY3)	December 20, 2009	3.75% Quarterly	364,000	(19,614)	740	(20,354)

The Goldman Sachs Group, Inc. (CDX IG 8)	June 20, 2012	0.35% Quarterly	3,552,640	(247,847)	(18,731)	(229,116)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	250,000	(23,972)	(3,538)	(20,434)

The Goldman Sachs Group, Inc. (iBoxx HY2)	September 20, 2009	4.30% Quarterly	222,500	(5,604)	383	(5,987)

Net unrealized depreciation on sales of credit default swaps on credit indices						$(543,021)

CREDIT DEFAULT SWAP ON CREDIT INDICES—BUY PROTECTION(4)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (CDX IG 8)	June 20, 2017	0.600% Quarterly	$2,137,440	$201,699	$18,079	$183,620

Net unrealized appreciation on buys of credit default swaps on credit indices						$183,620

Western Asset Limited Duration Bond Portfolio

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX HVOL 8)	June 20, 2012	0.75% Quarterly	$1,380,000	$(132,328)	$(9,670)	$(122,658)

Barclays Capital Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	200,000	(19,178)	(1,678)	(17,500)

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	425,284	(153,102)	(26,766)	(126,336)

Deutsche Bank AG (CDX HVOL 8)	June 20, 2012	0.75% Quarterly	240,000	(23,013)	(7,111)	(15,902)

Deutsche Bank AG (CDX HVOL 8)	June 20, 2012	0.75% Quarterly	240,000	(23,013)	(7,392)	(15,621)

JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	120,000	(11,507)	(1,006)	(10,501)

Morgan Stanley & Co. Inc. (CDX HVOL 8)	June 20, 2012	0.75% Quarterly	100,000	(9,589)	(562)	(9,027)

Morgan Stanley & Co. Inc. (CDX HVOL 8)	June 20, 2012	0.75% Quarterly	200,000	(19,178)	(1,156)	(18,022)

Morgan Stanley & Co. Inc. (CDX HVOL 8)	June 20, 2012	0.75% Quarterly	200,000	(19,178)	(1,320)	(17,858)

Morgan Stanley & Co. Inc. (CDX HVOL 8)	June 20, 2012	0.75% Quarterly	200,000	(19,178)	(1,430)	(17,748)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	420,000	(40,273)	(2,192)	(38,081)

Net unrealized depreciation on sales of credit default swaps on credit indices						$(409,254)

Derivative Instruments and Hedging Activities

   Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

   The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at March 31, 2009.

Western Asset Absolute Return Portfolio

				Forward Foreign
	Futures Contracts			Currency Contracts		Swap Contracts
Primary Underlying Risk	Unrealized	Unrealized	Written Options	Unrealized	Unrealized	Unrealized	Unrealized
Disclosure	Appreciation	Depreciation	at Value	Appreciation	Depreciation	Appreciation	Depreciation	Total
Interest Rate Contracts	$1,590,810	$(513,563)	$(1,458,039)	—	—	—	$(2,473,872)	$(2,854,664)
Foreign Exchange Contracts	—	—	—	$185,354	$(176,052)	—	—	9,302
Credit Contracts	—	—	(1,037,082)	—	—	$342,860	(5,558,717)	(6,252,939)
Equity Contracts	—	—	—	—	—	—	—	—
Other Contracts	—	—	—	—	—	—	—	—
Total	$1,590,810	$(513,563)	$(2,495,121)	$185,354	$(176,052)	$342,860	$(8,032,589)	$(9,098,301)

Western Asset High Yield Portfolio

Swap Contracts
Primary Underlying Risk	Unrealized	Unrealized
Disclosure	Appreciation	Depreciation	Total
Interest Rate Contracts	—	—	—
Foreign Exchange Contracts	—	—	—
Credit Contracts	—	$(1,080,367)	$(1,080,367)
Equity Contracts	—	—	—
Other Contracts	—	—	—
Total	$—	$(1,080,367)	$(1,080,367)

Western Asset Inflation Indexed Plus Bond Portfolio

			Forward Foreign
	Futures Contracts		Currency Contracts		Swap Contracts
Primary Underlying Risk	Unrealized	Unrealized	Unrealized	Unrealized	Unrealized	Unrealized
Disclosure	Appreciation	Depreciation	Appreciation	Depreciation	Appreciation	Depreciation	Total
Interest Rate Contracts	$47,660	$—	—	—	$1,142,708	—	$1,190,368
Foreign Exchange Contracts	—	—	$1,907,497	$(2,815,549)	—	—	(908,052)
Credit Contracts	—	—	—	—	—	$(10,619,974)	(10,619,974)
Equity Contracts	—	—	—	—	—	—	—
Other Contracts	—	—	—	—	—	—	—
Total	$47,660	$—	$1,907,497	$(2,815,549)	$1,142,708	$(10,619,974)	$(10,337,658)

Western Asset Intermediate Bond Portfolio

	Futures Contracts			Swap Contracts
Primary Underlying Risk	Unrealized	Unrealized	Written Options	Unrealized	Unrealized
Disclosure	Appreciation	Depreciation	at Value	Appreciation	Depreciation	Total
Interest Rate Contracts	$1,574,641	$—	$(144,202)	—	—	$1,430,439
Foreign Exchange Contracts	—	—	—	—	—	—
Credit Contracts	—	—	(356,067)	$1,303,247	$(4,027,733)	(3,080,553)
Equity Contracts	—	—	—	—	—	—
Other Contracts	—	—	—	—	—	—
Total	$1,574,641	$—	$(500,269)	$1,303,247	$(4,027,733)	$(1,650,114)

Western Asset Intermediate Plus Bond Portfolio

				Forward Foreign
	Futures Contracts			Currency Contracts		Swap Contracts
Primary Underlying Risk	Unrealized	Unrealized	Written Options	Unrealized	Unrealized	Unrealized	Unrealized
Disclosure	Appreciation	Depreciation	at Value	Appreciation	Depreciation	Appreciation	Depreciation	Total
Interest Rate Contracts	$239,931	$—	$(23,417)	—	—	—	—	$216,514
Foreign Exchange Contracts	—	—	—	$149,640	$(165,172)	—	—	(15,532)
Credit Contracts	—	—	(52,066)	—	—	$183,620	$(582,581)	(451,027)
Equity Contracts	—	—	—	—	—	—	—	—
Other Contracts	—	—	—	—	—	—	—	—
Total	$239,931	$—	$(75,483)	$149,640	$(165,172)	$183,620	$(582,581)	$(250,045)

Western Asset Limited Duration Bond Portfolio

	Futures Contracts			Swap Contracts
Primary Underlying Risk	Unrealized	Unrealized	Written Options	Unrealized	Unrealized
Disclosure	Appreciation	Depreciation	at Value	Appreciation	Depreciation	Total
Interest Rate Contracts	$195,760	$(29,125)	—	—	—	$166,635
Foreign Exchange Contracts	—	—	—	—	—	—
Credit Contracts	—	—	$(55,426)	—	$(409,254)	(464,680)
Equity Contracts	—	—	—	—	—	—
Other Contracts	—	—	—	—	—	—
Total	$195,760	$(29,125)	$(55,426)	$—	$(409,254)	$(298,045)

Western Asset Non-U.S. Opportunity Portfolio

			Forward Foreign
	Futures Contracts		Currency Contracts
Primary Underlying Risk	Unrealized	Unrealized	Unrealized	Unrealized
Disclosure	Appreciation	Depreciation	Appreciation	Depreciation	Total
Interest Rate Contracts	$655,857	$(695,556)	—	—	$(39,699)
Foreign Exchange Contracts	—	—	$5,015,714	$(2,236,582)	2,779,132
Credit Contracts	—	—	—	—	—
Equity Contracts	—	—	—	—	—
Other Contracts	—	—	—	—	—
Total	$655,857	$(695,556)	$5,015,714	$(2,236,582)	$2,739,433

Recent Accounting Pronouncement

   In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

   Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.sec.gov).

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
President, Western Asset Funds, Inc.

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
President, Western Asset Funds, Inc.

Date: May 28, 2009

By	/s/ Frances M. Guggino
Frances M. Guggino
Principal Financial and Accounting Officer, Western Asset Funds, Inc.

Date: May 28, 2009